                                                           File Numbers 33-64395
                                                                        811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                       Post-Effective Amendment Number 28          X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number 129
                                              ----

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                (formerly Minnesota Mutual Variable Life Account)
                                 (Name of Trust)

                        Minnesota Life Insurance Company
                        --------------------------------
             (formerly The Minnesota Mutual Life Insurance Company)
                                   (Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098
             -------------------------------------------------------
                    (Depositor's Principal Executive Offices)

                            Gary R. Christensen, Esq.
               Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                         ------------------------------
                               (Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
    ----

      X   on May 1,2017 pursuant to paragraph (b) of Rule 485
    ----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ----
         on (date) pursuant to paragraph (a)(1) of Rule 485
    ----

If appropriate, check the following:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
    ----

Title of Securities being registered:

Variable Adjustable Life-Second Death Insurance Policies

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

    Item Number       Caption in Prospectus

        1.            Front and Back Cover Pages

        2.            Benefit Summary:  Benefits and Risks

        3.            Risk/Benefit Summary:  Fee Table

        4.            General Description of Minnesota Life Variable Life Account,
                      Minnesota Life Insurance Company and Portfolio Companies

        5.            Charges

        6.            General Description of Contracts

        7.            Premiums

        8.            Death Benefits and Contract Values

        9.            Surrenders, Partial Surrenders, and Partial Withdrawals

       10.            Loans

       11.            Lapse and Reinstatement

       12.            Taxes

       13.            Legal Proceedings

       14.            Financial Statements

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE VARIABLE LIFE ACCOUNT

VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

     This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL-SD") issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection payable at the death of the second insured to die ("second death") so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insureds.


     The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.


     VAL-SD policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.


     You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.

THE VARIABLE LIFE ACCOUNT INVESTS ITS ASSETS IN THE FOLLOWING FUND
PORTFOLIOS:




[ADV_CAP_MAN_STACKED_LOGO]

SECURIAN FUNDS TRUST
-  SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
-  SFT ADVANTUS GOVERNMENT MONEY MARKET FUND
-  SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
-  SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
-  SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
-  SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
-  SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
-  SFT IVY(SM) GROWTH FUND*
-  SFT IVY(SM) SMALL CAP GROWTH FUND*
-  SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
-  SFT T. ROWE PRICE VALUE FUND


* 'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE WADDELL & REED INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUBADVISOR.


[AB_K_LOGO]
AB VARIABLE PRODUCTS SERIES FUND, INC.
-  INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES



[AM_CENTURY_K_LOGO]
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-  VP INCOME & GROWTH FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-  VP INFLATION PROTECTION FUND -- CLASS II SHARES

[AMERICAN FUNDS LOGO_K_V2]
AMERICAN FUNDS INSURANCE SERIES(R)

-  GLOBAL BOND FUND -- CLASS 2 SHARES


-  GLOBAL GROWTH FUND -- CLASS 2 SHARES


-  GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2 SHARES


-  GROWTH FUND -- CLASS 2 SHARES


-  GROWTH-INCOME FUND -- CLASS 2 SHARES


-  INTERNATIONAL FUND -- CLASS 2 SHARES

-  NEW WORLD FUND(R) -- CLASS 2 SHARES

-  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- CLASS 2 SHARES

[FIDELITY_INVST_K_LOGO]

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
-  EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
-  MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN_TEMPLE_INVST_LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-  FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
-  FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
-  FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
-  TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[GOLD_SACHS_LOGO_K]

GOLDMAN SACHS VARIABLE INSURANCE TRUST
-  GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[INVESCO_K_2015]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-  INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
-  INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
-  INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
-  INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
-  INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[IVY_INVEST_REGTM_LOGO_K]

IVY VARIABLE INSURANCE PORTFOLIOS


-  IVY VIP ASSET STRATEGY -- CLASS II SHARES


-  IVY VIP BALANCED -- CLASS II SHARES


-  IVY VIP CORE EQUITY -- CLASS II SHARES


-  IVY VIP GLOBAL GROWTH -- CLASS II SHARES


-  IVY VIP HIGH INCOME -- CLASS II SHARES


-  IVY VIP INTERNATIONAL CORE EQUITY -- CLASS II SHARES


-  IVY VIP MICRO CAP GROWTH -- CLASS II SHARES


-  IVY VIP MID CAP GROWTH -- CLASS II SHARES


-  IVY VIP NATURAL RESOURCES -- CLASS II SHARES


-  IVY VIP SCIENCE AND TECHNOLOGY -- CLASS II SHARES


-  IVY VIP SMALL CAP CORE -- CLASS II SHARES


-  IVY VIP VALUE -- CLASS II SHARES


[JANUS_K_LOGO]

JANUS ASPEN SERIES

-  BALANCED PORTFOLIO -- SERVICE SHARES*


-  FORTY PORTFOLIO -- SERVICE SHARES*


-  OVERSEAS PORTFOLIO -- SERVICE SHARES*


-  PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES**


* ON/ABOUT MAY 30, 2017, "JANUS HENDERSON" WILL PRECEDE THE NAME OF EACH OF THE PORTFOLIOS.


** ON/ABOUT MAY 30, 2017, "JANUS HENDERSON" WILL PRECEDE THE NAME OF THE PORTFOLIO AND "PERKINS" WILL BE REMOVED FROM THE NAME OF THE PORTFOLIO.


[MFS_LOGO_2013_K]

MFS(R) VARIABLE INSURANCE TRUST
-  MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
-  MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[MSIM_LOGO]

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.


-  MORGAN STANLEY VIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES


[MORNINGSTAR_ETF_LOGO_BW]
ALPS VARIABLE INVESTMENT TRUST

-  MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*
-  MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
-  MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
SHARES*
-  MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-  MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*

* THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN SHARES OF UNDERLYING FUNDS.

[NB_BLK_LOGO]

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-  NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO --
   S CLASS SHARES

[OFI_LOGO_SMALL_BLACK]
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-  MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
-  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES


[PIMCO_2014_43K]

PIMCO VARIABLE INSURANCE TRUST
-  PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
-  PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[PUTNAM_INVEST_K_2010_LOGO]

PUTNAM VARIABLE TRUST
-  PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES

- PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES (ON/ABOUT MAY 15, 2017, WILL MERGE INTO PUTNAM VT EQUITY INCOME FUND)


-  PUTNAM VT GROWTH OPPORTUNITIES FUND -- CLASS IB SHARES


-  PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES

-  PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES

      PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:

            -  are not guaranteed to achieve their goals;
            -  are not federally insured;
            -  are not endorsed by any bank or government agency; and
            -  are subject to risks, including loss of the amount invested.

      THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

      THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      [MINNESOTALIFE LOGO]


      400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
      PH 651/665-3500  - HTTP:/WWW.SECURIAN.COM





      DATED: MAY 1, 2017

               (This page has been left blank intentionally.)

TABLE OF CONTENTS


       SUMMARY OF BENEFITS AND RISKS                                                                       1

       GENERAL DESCRIPTIONS                                                                                8
             Minnesota Life Insurance Company                                                              8
             Variable Life Account                                                                         8
             The Funds                                                                                     9
             Additions, Deletions or Substitutions                                                        14
             The Guaranteed Principal Account                                                             15
             Payments Made by Underlying Mutual Funds                                                     16

       DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY              17
             Adjustable Life Insurance                                                                    17
             Policy Adjustments                                                                           20
             Applications and Policy Issue                                                                23
             Policy Premiums                                                                              24
             Policy Values                                                                                28
             Death Benefit Options                                                                        32
             Policy Loans                                                                                 34
             Surrender                                                                                    36
             Free Look                                                                                    37
             Conversion                                                                                   37
             Policy Exchange                                                                              37
             Policy Charges                                                                               37
             Other Policy Provisions                                                                      40
             Additional Benefits                                                                          43

       OTHER MATTERS                                                                                      44
             Federal Tax Status                                                                           44
             Voting Rights                                                                                51
             Compensation Paid for the Sale of Policies                                                   52
             Cybersecurity                                                                                53
             Legal Proceedings                                                                            53
             Registration Statement                                                                       54

       SPECIAL TERMS                                                                                      55

       APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                                                    56

       STATEMENT OF ADDITIONAL INFORMATION                                                                57

               (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

      The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable joint survivor life insurance policy (VAL-SD) providing a death benefit on the second death. As the policy owner, you can exercise all the rights under the policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle because of the cost of insurance and the expenses we charge. This Policy is no longer issued after October 31, 2008.


      WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

      The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.


      WHAT IS THE GUARANTEED DEATH BENEFIT?

      We guarantee that the face amount of insurance shown on the policy specification page will be paid at the second death as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. See "Adjustable Life Insurance."


      WHAT MAKES THE POLICY "ADJUSTABLE"?

      The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. See "Policy Adjustments."

      Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

      WHAT MAKES THE POLICY "VARIABLE"?

      The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

      Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."


      WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

      The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

      The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium for the then current face amount will the death benefit vary.

      The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. See "Death Benefit Options."


      DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

      Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."


      WHAT ARE SOME OF THE RISKS OF THE POLICY?

      There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. See "Policy Values."

      There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

      You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition a partial surrender may have significant tax consequences. See "Federal Tax Status."

      There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

      There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

      The guaranteed principal account is part of our general account, which consists of all assets owned by us other than those in the variable life account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

      The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.


      SUMMARY FEE TABLES

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your Policy charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.


      TRANSACTION FEES

      This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

                       CHARGE                    WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
          First Year Sales Load(1)           Upon First year premium           Maximum of 23 percent of first
                                             payment and for the first year    year premium(3)
                                             after a premium increase(2)

          Sales Load(1)                      Upon premium payment              Maximum of 7 percent of
                                                                               premium(4)

          Underwriting Charge                Upon first year premium           Maximum of $10 per $1,000
                                             payment and for the first         of face amount(3)
                                             year after a face amount
                                             increase(2)

          Premium Tax Charge                 Upon premium payment              2.5 percent of premium(5)

          Federal Tax Charge                 Upon premium payment              1.25 percent of premium(4)

          Policy Adjustment Transaction      At policy adjustment for          $95
          Charge(6)                          changes in premium, face
                                             amount or plan of insurance

          Partial Surrender Transaction      At partial surrender              Lesser of $95 or 2 percent of
          Charge                             adjustment                        partial surrender amount

          Transfer Transaction Charge        At transfer of cash values        Maximum of $25; currently
                                                                               $10(7)

          Sub-standard Risk Charge           Upon premium payment              Maximum of $53 and
                                                                               minimum of $0.15 per $1,000
                                                                               of face amount
                                                                               The charge for a representative
                                                                               male and female, both
                                                                               nonsmoker age 55 would be
                                                                               $1.15 per $1,000 of face
                                                                               amount(8)

          Exchange Administrative            At issue of an internal           $250
          Charge                             exchange

      (1)  Sales Load is the maximum sales charge imposed on a premium.

      (2) First Year Premium is base premium payable in the first 12 months of the contract, or the base premium paid in the 12 months following a face amount increase.

      (3) The charge only applies to base premium up to that which provides level premium and face amount for life.

      (4) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to non-repeating premiums. See "Special Terms."

      (5)  Applies to base premiums and non-repeating premiums.

      (6)  See "Policy Adjustments."

      (7)  Currently, no transfer transaction charge is assessed.

      (8) The charge varies by the issue ages and underwriting classes of the insureds.

            PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

                       CHARGE                    WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
          Cost of Insurance Charge           Monthly                           Maximum of $83.33 and
                                                                               minimum of $0.00 per $1,000
                                                                               of net amount at risk(1)
                                                                               The charge for a representative
                                                                               male and female, both
                                                                               nonsmoker standard risk both
                                                                               age 55 would be $0.004 per
                                                                               $1,000 of net amount at risk(1)

          Administration Charge              Monthly                           Maximum of $15; currently $10

          Face Amount Guarantee              Monthly                           Maximum of $0.03 per $1,000
          Charge                                                               of face amount, currently $0.02
                                                                               per $1,000 of face amount

          Mortality and Expense Risk         Daily                             An annual rate of 0.50 percent
          Charge                                                               of average daily net assets of
                                                                               Variable Life Account

          Loan Interest Charge               Annually and upon policy          Loan interest accrues daily at
                                             adjustment                        an annual rate of 8 percent of
                                                                               loan amount(2)

          Optional Agreements:
             a) Waiver of Premium            Upon premium payment                 a)Maximum of $11.24 and
                Agreement                                                           minimum of $0.15 per
                                                                                    $1,000 of face amount
                                                                                    annually
                                                                                    The charge for a
                                                                                    representative male
                                                                                    nonsmoker age 40 would
                                                                                    be $0.94 per $1,000 of face
                                                                                    amount annually(3)




                       CHARGE                    WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
             b) Estate Preservation          Upon premium payment                 b)Maximum of $0.79 and
                Agreement                                                           minimum of $0.05 per
                                                                                    $1,000 of agreement
                                                                                    coverage annually before
                                                                                    term election. The charge
                                                                                    for a representative male
                                                                                    and female, both
                                                                                    nonsmoker age 45, with
                                                                                    the female as the
                                                                                    designated life, would be
                                                                                    $0.12 per $1,000 of
                                                                                    agreement coverage
                                                                                    annually
                                                                                    Maximum of $39.44 and
                                                                                    minimum of $0.27 per
                                                                                    $1,000 after election
                                                                                    annually. The charge for
                                                                                    a representative male
                                                                                    nonsmoker age 65 would
                                                                                    be $14.16 per $1,000
                                                                                    annually(3)

             c) Single Life Term             Upon premium payment                 c)Maximum of $590 and
                Agreement                                                           minimum of $0.80 per
                                                                                    $1,000 of coverage amount
                                                                                    annually
                                                                                    The charge for a
                                                                                    representative male
                                                                                    nonsmoker age 35 would be
                                                                                    $0.97 per $1,000 of
                                                                                    coverage amount
                                                                                    annually(3)


      (1) Net amount at risk is defined as death benefit minus policy value. The charge varies by the issue ages and underwriting classes of the insureds as well as the duration, face amount and premium level of the policy.

      (2)  See "Policy Loan Interest."

      (3) The charge varies by the ages and underwriting classes of the insured.

                      TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS


      This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2016. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.



                                  CHARGE                                                MINIMUM       MAXIMUM
        Total Fees and Expenses(1)(2)(3)                                                  0.45%        1.64%


      (1) The total fees and expenses include the investment management fee, distribution 12b-1 fee and other expenses for the Funds.

      (2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, each of which is a "fund of funds''. "Fund of funds'' portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund''). Each "fund of funds'' has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Morningstar on the combined actual expenses for each such "fund of funds,'' which include the pro rata portion of the fees and expenses incurred indirectly by a Morningstar ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Morningstar ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.


      (3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2016 was 0.02 percent, resulting in a net annual portfolio company operating expense of 1.62 percent for the Templeton Developing Markets VIP Fund. Please see the Templeton Developing Markets VIP Fund prospectus for additional information.

GENERAL DESCRIPTIONS

      MINNESOTA LIFE INSURANCE COMPANY

      We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

      Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.


      VARIABLE LIFE ACCOUNT

      A separate account called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

      We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

      The Variable Life Account currently has 68 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

      THE FUNDS

      Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

      NOTE: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.


                                                                                                      INVESTMENT
                        FUND NAME                            INVESTMENT ADVISER                        OBJECTIVE
      ----------------------------------------------  -----------------------------------  ------------------------------------

      AB VARIABLE PRODUCTS SERIES FUND, INC.:

      International Value Portfolio - Class B Shares  AllianceBernstein L.P.               The Portfolio's investment
                                                                                           objective is long-term growth of
                                                                                           capital.


      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

      Invesco V.I. American Value Fund -              Invesco Advisers, Inc.               To provide above-average total
      Series II Shares                                                                     return over a market cycle of three
                                                                                           to five years by investing in common
                                                                                           stocks and other equity
                                                                                           securities.

      Invesco V.I. Comstock Fund - Series II Shares   Invesco Advisers, Inc.               Seeks capital growth and income
                                                                                           through investments in equity
                                                                                           securities, including common
                                                                                           stocks, preferred stocks and
                                                                                           securities convertible into common
                                                                                           and preferred stocks.

      Invesco V.I. Equity and Income Fund -           Invesco Advisers, Inc.               The funds investment objectives
      Series II Shares                                                                     are both capital appreciation and
                                                                                           current income.

      Invesco V.I. Growth and Income Fund -           Invesco Advisers, Inc.               Seeks long-term growth of capital
      Series II Shares                                                                     and income.

      Invesco V.I. Small Cap Equity Fund -            Invesco Advisers, Inc.               The fund's investment objective is
      Series II Shares                                                                     long-term growth of capital.


      ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR):

      Morningstar Aggressive Growth ETF Asset         ALPS Advisors, Inc.                  Seeks to provide investors with
      Allocation Portfolio - Class II Shares          SUB-ADVISER: Morningstar Investment  capital appreciation.
                                                      Management LLC

      Morningstar Balanced ETF Asset Allocation       ALPS Advisors, Inc.                  Seeks to provide investors with
      Portfolio - Class II Shares                     SUB-ADVISER: Morningstar Investment  capital appreciation and some
                                                      Management LLC                       current income.

      Morningstar Conservative ETF Asset Allocation   ALPS Advisors, Inc.                  Seeks to provide investors with
      Portfolio - Class II Shares                     SUB-ADVISER: Morningstar Investment  current income and preservation of
                                                      Management LLC                       capital.

      Morningstar Growth ETF Asset Allocation         ALPS Advisors, Inc.                  Seeks to provide investors with
      Portfolio - Class II Shares                     SUB-ADVISER: Morningstar Investment  capital appreciation.
                                                      Management LLC


                                                                                                        INVESTMENT
                        FUND NAME                              INVESTMENT ADVISER                        OBJECTIVE
      ------------------------------------------------  -----------------------------------  ------------------------------------
      Morningstar Income and Growth ETF Asset           ALPS Advisors, Inc.                  Seeks to provide investors with
      Allocation Portfolio - Class II Shares            SUB-ADVISER: Morningstar Investment  current income and capital
                                                        Management LLC                       appreciation.


      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

      VP Income & Growth Fund - Class II Shares         American Century Investment          The fund seeks capital growth by
                                                        Management, Inc.                     investing in common stocks.
                                                                                             Income is a secondary objective.


      AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

      VP Inflation Protection Fund - Class II Shares    American Century Investment          The fund pursues long-term total
                                                        Management, Inc.                     return using a strategy that seeks
                                                                                             to protect against U.S. inflation.


      AMERICAN FUNDS INSURANCE SERIES(R):

      Global Bond Fund - Class 2 Shares                 Capital Research and Management      The fund's investment objective is
                                                        Company                              to provide you, over the long term,
                                                                                             with a high level of total return
                                                                                             consistent with prudent
                                                                                             investment management.

      Global Growth Fund - Class 2 Shares               Capital Research and Management      The fund's investment objective is
                                                        Company                              to provide you with long-term
                                                                                             growth of capital.

      Global Small Capitalization Fund - Class 2        Capital Research and Management      The fund's investment objective is
      Shares                                            Company                              to provide you with long-term
                                                                                             growth of capital.

      Growth Fund - Class 2 Shares                      Capital Research and Management      The fund's investment objective is
                                                        Company                              to provide you with growth of
                                                                                             capital.

      Growth-Income Fund - Class 2 Shares               Capital Research and Management      The fund's investment objectives
                                                        Company                              are to achieve long-term growth of
                                                                                             capital and income.

      International Fund - Class 2 Shares               Capital Research and Management      The fund's investment objective is
                                                        Company                              to provide you with long-term
                                                                                             growth of capital.

      New World Fund(R) - Class 2 Shares                Capital Research and Management      The fund's investment objective is
                                                        Company                              long-term capital appreciation.

      U.S. Government/AAA-Rated Securities              Capital Research and Management      The fund's investment objective is
      Fund - Class 2 Shares                             Company                              to provide a high level of current
                                                                                             income consistent with
                                                                                             preservation of capital.


      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

      Equity-Income Portfolio - Service Class 2 Shares  Fidelity Management & Research       Seeks reasonable income. The fund
                                                        Company (FMR) is the fund's          will also consider the potential for
                                                        manager.                             capital appreciation. The fund's
                                                        SUB-ADVISER: FMR Investment          goal is to achieve a yield which
                                                        Management (U.K.) Limited; Fidelity  exceeds the composite yield on the
                                                        Management & Research (Japan)        securities comprising the
                                                        Limited; Fidelity Management &       Standard & Poor's 500(SM) Index
                                                        Research (HK) Ltd; FMR Co., Inc.     (S&P 500(R)).
                                                        (FMRC)


                                                                                                    INVESTMENT
                        FUND NAME                          INVESTMENT ADVISER                        OBJECTIVE
      --------------------------------------------  -----------------------------------  ------------------------------------
      Mid Cap Portfolio - Service Class 2 Shares    Fidelity Management & Research       Seeks long-term growth of capital.
                                                    Company (FMR) is the fund's
                                                    manager.
                                                    SUB-ADVISER: FMR Investment
                                                    Management (U.K.) Limited; Fidelity
                                                    Management & Research (Japan)
                                                    Limited; Fidelity Management &
                                                    Research (HK) Ltd; FMR Co., Inc.
                                                    (FMRC)


      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

      Franklin Mutual Shares VIP Fund -             Franklin Mutual Advisers, LLC        Seeks capital appreciation, with
      Class 2 Shares                                                                     income as a secondary goal. Under
                                                                                         normal market conditions, the
                                                                                         fund invests primarily in U.S. and
                                                                                         foreign equity securities that the
                                                                                         investment manager believes are
                                                                                         undervalued.

      Franklin Small Cap Value VIP Fund -           Franklin Advisory Services, LLC      Seeks long-term total return.
      Class 2 Shares                                                                     Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in investments of small
                                                                                         capitalization companies.

      Franklin Small-Mid Cap Growth VIP Fund -      Franklin Advisers, Inc.              Seeks long-term capital growth.
      Class 2 Shares                                                                     Under normal market conditions,
                                                                                         the fund invests at least 80% of
                                                                                         its net assets in investments of
                                                                                         small capitalization and mid-
                                                                                         capitalization companies.

      Templeton Developing Markets VIP Fund -       Templeton Asset Management Ltd.      Seeks long-term capital
      Class 2 Shares                                                                     appreciation. Under normal
                                                                                         market conditions, the fund invests
                                                                                         at least 80% of its net assets in
                                                                                         emerging markets investments.


      GOLDMAN SACHS VARIABLE INSURANCE TRUST:

      Goldman Sachs VIT High Quality Floating Rate  Goldman Sachs Asset                  Seeks to provide a high level of
      Fund - Service Shares                         Management, L.P.                     current income, consistent with
                                                                                         low volatility of principal.


      IVY VARIABLE INSURANCE PORTFOLIOS:

      Ivy VIP Asset Strategy - Class II Shares      Ivy Investment Management            To seek to provide total return.
                                                    Company

      Ivy VIP Balanced - Class II Shares            Ivy Investment Management            To seek to provide total return
                                                    Company                              through a combination of capital
                                                                                         appreciation and current income.

      Ivy VIP Core Equity - Class II Shares         Ivy Investment Management            To seek to provide capital growth
                                                    Company                              and appreciation.

      Ivy VIP Global Growth - Class II Shares       Ivy Investment Management            To seek to provide growth of
                                                    Company                              capital.

      Ivy VIP High Income - Class II Shares         Ivy Investment Management            To seek to provide total return
                                                    Company                              through a combination of high
                                                                                         current income and capital
                                                                                         appreciation.


                                                                                                     INVESTMENT
                       FUND NAME                               INVESTMENT ADVISER                     OBJECTIVE
      ------------------------------------------------  --------------------------------  ----------------------------------
      Ivy VIP International Core Equity - Class II      Ivy Investment Management         To seek to provide capital growth
      Shares                                            Company                           and appreciation.

      Ivy VIP Micro Cap Growth - Class II Shares        Ivy Investment Management         To seek to provide growth of
                                                        Company                           capital.

      Ivy VIP Mid Cap Growth - Class II Shares          Ivy Investment Management         To seek to provide growth of
                                                        Company                           capital.

      Ivy VIP Natural Resources - Class II Shares       Ivy Investment Management         To seek to provide capital growth
                                                        Company                           and appreciation.
                                                        SUB-ADVISER: Mackenzie Financial
                                                        Corporation

      Ivy VIP Science and Technology - Class II Shares  Ivy Investment Management         To seek to provide growth of
                                                        Company                           capital.

      Ivy VIP Small Cap Core - Class II Shares          Ivy Investment Management         To seek to provide capital
                                                        Company                           appreciation.

      Ivy VIP Value - Class II Shares                   Ivy Investment Management         To seek to provide capital
                                                        Company                           appreciation.


      JANUS ASPEN SERIES:

      Balanced Portfolio - Service Shares*              Janus Capital Management LLC      Seeks long-term capital growth,
                                                                                          consistent with preservation of
                                                                                          capital and balanced by current
                                                                                          income.

      Forty Portfolio - Service Shares*                 Janus Capital Management LLC      Seeks long-term growth of capital.

      Overseas Portfolio - Service Shares*              Janus Capital Management LLC      Seeks long-term growth of capital.

      Perkins Mid Cap Value Portfolio - Service         Janus Capital Management LLC      Seeks capital appreciation.
      Shares**                                          SUB-ADVISER: Perkins Investment
                                                        Management LLC




       * On/about May 30, 2017, "Janus Henderson" will precede the name of each of the portfolios.



       ** On/about May 30, 2017, "Janus Henderson" will precede the name of the portfolio and "Perkins" will be removed from the name of the portfolio.




      MFS(R) VARIABLE INSURANCE TRUST:

      MFS(R) Mid Cap Growth Series - Service Class     Massachusetts Financial Services  The fund's investment objective is
                                                       Company                           to seek capital appreciation. The
                                                                                         fund's objective may be changed
                                                                                         without shareholder approval.


      MFS(R) VARIABLE INSURANCE TRUST II:

      MFS(R) International Value Fund - Service Class  Massachusetts Financial Services  To seek capital appreciation.
                                                       Company


      MORGAN STANLEY VARIABLE INSURANCE FUND, INC.:

      Morgan Stanley VIF Emerging Markets Equity       Morgan Stanley Investment         Seeks long-term capital
      Portfolio - Class II Shares                      Management Inc.                   appreciation by investing primarily
                                                                                         in growth-oriented equity
                                                                                         securities of issuers in emerging
                                                                                         market countries.


                                                                                                         INVESTMENT
                       FUND NAME                               INVESTMENT ADVISER                         OBJECTIVE
      -------------------------------------------------  -----------------------------------  -------------------------------------

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

      Neuberger Berman AMT Socially Responsive           Neuberger Berman Investment          The fund seeks long-term growth
      Portfolio - S Class Shares                         Advisers LLC                         of capital by investing primarily in
                                                                                              securities of companies that meet
                                                                                              the Fund's financial criteria and
                                                                                              social policy.


      OPPENHEIMER VARIABLE ACCOUNT FUNDS:

      Main Street Small Cap Fund(R)/VA - Service Shares  OFI Global Asset Management, Inc.    The fund seeks capital
                                                         SUB-ADVISER: OppenheimerFunds, Inc.  appreciation.

      Oppenheimer International Growth Fund/VA -         OFI Global Asset Management, Inc.    The fund seeks capital
      Service Shares                                     SUB-ADVISER: OppenheimerFunds, Inc.  appreciation.


      PIMCO VARIABLE INSURANCE TRUST:

      PIMCO VIT Low Duration Portfolio - Advisor         Pacific Investment Management        Seeks maximum total return,
      Class Shares                                       Company LLC ("PIMCO")                consistent with preservation of
                                                                                              capital and prudent investment
                                                                                              management.

      PIMCO VIT Total Return Portfolio - Advisor         Pacific Investment Management        Seeks maximum total return,
      Class Shares                                       Company LLC ("PIMCO")                consistent with preservation of
                                                                                              capital and prudent investment
                                                                                              management.


      PUTNAM VARIABLE TRUST:

      Putnam VT Equity Income Fund - Class IB            Putnam Investment                    Seeks capital growth and current
      Shares                                             Management, LLC                      income.

      Putnam VT Growth and Income Fund - Class IB        Putnam Investment                    Seeks capital growth and current
      Shares (on/about May 15, 2017, will merge into     Management, LLC                      income.
      Putnam VT Equity Income Fund)

      Putnam VT Growth Opportunities Fund -              Putnam Investment                    Seeks capital appreciation.
      Class IB Shares                                    Management, LLC

      Putnam VT International Equity Fund - Class IB     Putnam Investment                    Seeks capital appreciation.
      Shares                                             Management, LLC

      Putnam VT Multi-Cap Growth Fund - Class IB         Putnam Investment                    Seeks long-term capital
      Shares                                             Management, LLC                      appreciation.


      SECURIAN FUNDS TRUST:

      SFT Advantus Bond Fund - Class 2 Shares            Advantus Capital Management, Inc.    Seeks as high a level of a long-term
                                                                                              total rate of return as is consistent
                                                                                              with prudent investment risk. The
                                                                                              Portfolio also seeks preservation
                                                                                              of capital as a secondary objective.

      SFT Advantus Government Money Market               Advantus Capital Management, Inc.    Seeks maximum current income
      Fund                                                                                    to the extent consistent with
                                                                                              liquidity and the preservation of
                                                                                              capital.(1)


                                                                                                    INVESTMENT
                       FUND NAME                           INVESTMENT ADVISER                        OBJECTIVE
      --------------------------------------------  ------------------------------------  -----------------------------------
      SFT Advantus Index 400 Mid-Cap Fund           Advantus Capital Management, Inc.     Seeks investment results generally
      Class 2 Shares                                                                      corresponding to the aggregate
                                                                                          price and dividend performance
                                                                                          of the publicly traded common
                                                                                          stocks that comprise the
                                                                                          Standard & Poor's 400 MidCap
                                                                                          Index (the S&P 400).

      SFT Advantus Index 500 Fund - Class 2 Shares  Advantus Capital Management, Inc.     Seeks investment results that
                                                                                          correspond generally to the price
                                                                                          and yield performance of the
                                                                                          common stocks included in the
                                                                                          Standard & Poor's 500 Composite
                                                                                          Stock Price Index (the S&P 500).

      SFT Advantus International Bond Fund -        Advantus Capital Management, Inc.     Seeks to maximize current income,
      Class 2 Shares                                SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.

      SFT Advantus Mortgage Securities Fund -       Advantus Capital Management, Inc.     Seeks a high level of current
      Class 2 Shares                                                                      income consistent with prudent
                                                                                          investment risk.

      SFT Advantus Real Estate Securities Fund -    Advantus Capital Management, Inc.     Seeks above average income and
      Class 2 Shares                                                                      long-term growth of capital.

      SFT Ivy(SM) Growth Fund                       Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                    SUB-ADVISER: Waddell & Reed
                                                    Investment Management Company

      SFT Ivy(SM) Small Cap Growth Fund             Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                    SUB-ADVISER: Waddell & Reed
                                                    Investment Management Company

      SFT Pyramis(R) Core Equity Fund --            Advantus Capital Management, Inc.     Seeks long-term capital
      Class 2 Shares                                SUB-ADVISER: Fidelity Institutional   appreciation.
                                                    Asset Management

      SFT T. Rowe Price Value Fund                  Advantus Capital Management, Inc.     Seeks to provide long-term capital
                                                    SUB-ADVISER: T. Rowe Price            appreciation by investing in
                                                    Associates, Inc.                      common stocks believed to be
                                                                                          undervalued. Income is a
                                                                                          secondary objective.



      (1) Although the SFT Advantus Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Advantus Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Advantus Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Advantus Government Money Market Fund may become extremely low and possibly negative.



      ADDITIONS, DELETIONS OR SUBSTITUTIONS

      We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

      We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for variable policies, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

      We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

      We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

      The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


      THE GUARANTEED PRINCIPAL ACCOUNT

      The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

      Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

      This prospectus describes a VAL-SD insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed principal account, please see the VAL-SD Policy.

      GENERAL ACCOUNT DESCRIPTION    Our general account consists of all assets
      owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

      You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

      GENERAL ACCOUNT VALUE    We bear the full investment risk for amounts
      allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

      We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

      Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.


      PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

      We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's

      12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

      In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

      We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

      We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.



DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

      ADJUSTABLE LIFE INSURANCE

      VARIABLE ADJUSTABLE LIFE SECOND DEATH    This Policy, like joint survivor
      life insurance, pays a death benefit at the death of the second to die of two named insureds. Additionally this Policy, like adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

      FLEXIBILITY    Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.

      Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death. WHOLE LIFE INSURANCE PLANS CONTEMPLATE AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE YOUNGER INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is shown in your Policy and is described below under "Policy Adjustments." The net single premium for a whole life insurance plan is the amount of money that is necessary, on any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

      Protection insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death for a specified period. After the initial protection period, there is insurance coverage in a reduced amount until the second death. PROTECTION PLANS OF INSURANCE ASSUME AN EVENTUAL EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THAT PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

      The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy is paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance coverage until the second death, provided there is no policy indebtedness.

      Whole life plans may become paid-up upon the payment of a designated number of annual premiums. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

      If you select a premium amount which is less than the premium required for a whole life plan or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFETIMES OF BOTH INSUREDS. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed until the second death.

      At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

      For example, if a standard risk VAL-SD Policy were issued with a face amount of $1,000,000 and an annual premium of $11,300, the plan of insurance for a male age 60 and a female age 60 at issue, both nonsmokers, would be full coverage for twenty years at which time the face amount would be reduced to $95,615 guaranteed until the second death.

      The table below shows the tabular cash values and guaranteed death benefits for the Policy described in the above example, and the scheduled reduction which occurs twenty years after issue.

                                   SCHEDULED REDUCTION

                                                                                                   GUARANTEED
                                                                                                     MINIMUM
          POLICY                     ANNUAL                      TABULAR VALUE                    DEATH BENEFIT
           YEAR                      PREMIUM                      END OF YEAR                       AT ISSUE
          ------                    --------                     -------------                    -------------
             5                      $ 11,300                       $ 38,443                        $ 1,000,000

            10                        11,300                         80,437                          1,000,000

            15                        11,300                         91,878                          1,000,000

            20                        11,300                            590                          1,000,000

            21                        11,300                          6,289                             95,615

            25                        11,300                         26,742                             95,615


      At the policy anniversary when the scheduled reduction is to occur, we will attempt to make a policy adjustment to maintain the face amount of $1,000,000 and the annual premium of $11,300. If the actual cash value with the annual premium is sufficient to provide at least one year of protection at the then current face amount, we will adjust your Policy, keeping your face amount and annual premium constant, either eliminating the scheduled reduction in the face amount or providing a reduction at a later policy anniversary.

      If we cannot make the adjustment to maintain the current face amount, the scheduled reduction in face amount will occur as scheduled; the resulting face amount will not be less than that guaranteed.


      THE LOWEST ANNUAL BASE PREMIUM ALLOWED FOR ANY PLAN OF INSURANCE IS $600.
         Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be no less than the number of years shown in the table below:



                                                ADJUSTMENT DATE PRIOR TO                 ADJUSTMENT DATE ON OR AFTER
                                                     JANUARY 1, 2017                           JANUARY 1, 2017
           YOUNGER INSURED'S AGE                 MINIMUM PLAN (IN YEARS)                   MINIMUM PLAN (IN YEARS)
           ---------------------                ------------------------                ----------------------------
               Less than 71                                 5                                         5

                    71                                      5                                         4

                    72                                      5                                         3

              Greater than 72                               5                                         2


      This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $200,000.


      POLICY ADJUSTMENTS

      Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

      CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

      Policy adjustments can include:

           (1)   a partial surrender of a Policy's cash value;

           (2) an adjustment so that there are no further scheduled base premiums;

           (3) an automatic adjustment at the point when the face amount is scheduled to decrease; and

           (4) an automatic adjustment at the policy anniversary nearest the younger insured's age 70.

      When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status."

      IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted at the maximum amount. See, for a further description of these values, "Policy Values." If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

      Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

      On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With the Protection Option death benefit, before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment. With the Protection Option death benefit after age 70, the face amount after adjustment will equal the face amount immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment.

      Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

      All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained ages and tabular cash value.

      RESTRICTIONS ON ADJUSTMENTS    An adjustment must satisfy certain
      limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

          (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.

          (2) Any adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.

          (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance. The face amount requested must be at least $200,000, except in the case of a reduction in face amount equal to the amount of a partial surrender.

          (4) If either insured is over age 85, increases in face amount requiring evidence of insurability may not be allowed.

          (5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

          (6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to the younger insured's age 100, if less.

           (7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the number of years shown in the table below:



                                                   ADJUSTMENT DATE PRIOR TO              ADJUSTMENT DATE ON OR AFTER
                                                        JANUARY 1, 2017                        JANUARY 1, 2017
                  YOUNGER INSURED'S AGE             MINIMUM PLAN (IN YEARS)                MINIMUM PLAN (IN YEARS)
                  ---------------------            -------------------------            ----------------------------
                      Less than 71                             5                                      5

                           71                                  5                                      4

                           72                                  5                                      3

                     Greater than 72                           5                                      2


           (8) After certain adjustments (an automatic adjustment at the younger insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.


           (9)    After an adjustment other than those described in paragraphs
                  (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after two years from the date of adjustment.


           (10) If either insured is disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

      PROOF OF INSURABILITY    We require proof of insurability for all
      adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

      CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS    In connection with a
      policy adjustment, we will make a special $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See "Policy Charges." Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

      The chart below illustrates the effects of certain policy adjustments:

                              ADJUSTMENT                                              EFFECT
          Decrease the current face amount and keep the         a scheduled decrease in the current face
          premiums the same                                     amount, if any, will take place at a later policy
                                 OR                             anniversary
          Keep the current face amount and increase the                                OR
          premiums                                              a scheduled decrease in the face amount will
                                                                be eliminated
                                                                                       OR
                                                                the premium paying period will be shortened

          Increase the current face amount and keep the         a scheduled decrease in the current face
          premiums the same                                     amount, if any, will take place at an earlier
                                 OR                             policy anniversary
          Keep the current face amount and decrease the                                OR
          premiums                                              a scheduled decrease in the face amount will
                                 OR                             occur
          Make a partial surrender and keep the                                        OR
          premiums and face amount the same                     the premium paying period will be lengthened

          Stop base premium and keep the face amount            a scheduled decrease in the current face
          the same                                              amount, if any, will take place at an earlier
                                                                policy anniversary and no insurance will be
                                                                provided after the decrease
                                                                                       OR
                                                                a scheduled decrease in the face amount will
                                                                occur. However, you must continue to pay the
                                                                charge for a sub-standard risk, or your Policy
                                                                will lapse


      APPLICATIONS AND POLICY ISSUE

      This Policy is no longer issued after October 31, 2008. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policy owner's reference.

      Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." Both insureds must be between age 20 and age 85 inclusive when the Policy is issued. Before issuing any Policy, we require evidence of insurability satisfactory to us on both insureds. In some cases we will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

      If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

      If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

      In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

      When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

      POLICY PREMIUMS

      The Policy has a level scheduled premium until the second death or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

      The initial premium required for a Policy was determined based on the Policy's initial face amount; the plan of insurance; the insureds' ages at issue; sex, risk classification and tobacco use of each insured and the additional benefits associated with the Policy.

      All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.

      Scheduled premiums on the Policy are payable until the second death on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

      Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

      Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

      In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing


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      account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

      You may change your allocation instructions for future premiums by giving us a written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.securianservice.com. Policy owners may also submit their requests for allocation changes to us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after a Policy adjustment. If we exercise this right, net premiums will be allocated to the Government Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

      We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

      NONREPEATING PREMIUMS    The Policy also allows you to pay a premium
      called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund.

      THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT
      FACE AMOUNT.    We will bill annually, semi-annually or quarterly for
      nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50. We may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

      The payment of a nonrepeating premium may have federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

      PAID-UP POLICIES    A POLICY IS PAID-UP WHEN NO ADDITIONAL PREMIUMS ARE
      REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy


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      with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

      We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a new page 1.

      LAPSE    YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED
      PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

      As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insurance provided by this Policy will continue during this 61-day period. If the second death occurs during the 61-day grace period, we will deduct unpaid policy charges for the 61-day grace period from the death proceeds.

      If a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

      If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

      If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

      If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance, payable at the second death.

      We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.



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      You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

      REINSTATEMENT    DUE TO CHANGES IN THE FEDERAL TAX LAW, IF YOU REQUEST TO
      REINSTATE YOUR POLICY MORE THAN NINETY (90) DAYS AFTER IT HAS LAPSED, WE WILL NO LONGER BE ABLE TO REINSTATE THE POLICY. SEE "FEDERAL TAXES." AT ANY TIME WITHIN NINETY DAYS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS. We will require:

           (1)   your written request to reinstate the Policy;

           (2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and

           (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

      If your Policy is reinstated, it will be contestable for two years from the date of reinstatement as to representations contained in your request to reinstate.

      AVOIDING LAPSE    If your Policy has sufficient loan value, you can avoid
      a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

      You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further base premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

      The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. For example, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.



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      There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within ninety days following the date of lapse.

      If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

      On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.


      POLICY VALUES

      The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

      The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. THE SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

      Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash value, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information in the report will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current cash value through our Internet Service Center at www.securianservice.com.

      THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest,


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
      dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. Interest is credited on the guaranteed principal account actual cash value of your Policy. We credit interest daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

      We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

      Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

      The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

      The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

          (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

          (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

      We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

           (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

           (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Fund, and

           (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

      Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge not to exceed $15 per month, the face amount guarantee charge not to exceed 3 cents per thousand of face amount per month, and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.

      TRANSFERS    The Policy allows for transfers of the actual cash value
      between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

      WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A
      SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250.    If
      the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for transfers. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

      Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.securianservice.com.



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      Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

      With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

      The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

      Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

      MARKET-TIMING AND DISRUPTIVE TRADING    This Policy is not designed to be
      used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

      We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.



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      We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

           - the dollar amount of the transfer(s);

           - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

           - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

           - the number of transfers in the previous calendar quarter;

           - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

      In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

      In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

      None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.


      DEATH BENEFIT OPTIONS

      The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.



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      CASH OPTION    Under the Cash Option, the death benefit will be the
      current face amount at the time of the second death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the second death by using the policy value as a net single premium.

      PROTECTION OPTION    The death benefit provided by the Protection Option
      will vary with the investment experience of the allocation options you select, any interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

      Before the policy anniversary nearest the younger insured's age 70, and with both the Protection Option and the Amended Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

          (a)   the then current face amount; and

          (b) the amount of insurance which could be purchased using the policy value as a net single premium.

      At the policy anniversary nearest the younger insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option is only available until the policy anniversary nearest the younger insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended Protection Option, after the policy anniversary nearest the younger insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (as described under "Policy Adjustments") at the date of the second death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

      CHOOSING THE DEATH BENEFIT OPTION    The different death benefit options
      meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. However, under the Cash Option favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the second death because of the favorable policy experience.

      You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See "Federal Tax Status."



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      POLICY LOANS

      You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See "Federal Tax Status."

      The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. Policy owners may also submit their requests for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

      When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

      The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

      POLICY LOAN INTEREST    The interest rate on a policy loan will not be
      more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

      Policy loan interest is due:

           - on the date of the second death

           - on a policy adjustment, surrender, lapse, a policy loan transaction

           - on each policy anniversary.

      Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com. If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.



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      We will also credit interest to your Policy when there is a policy loan.
      Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the second death, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

      Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met, we will credit your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year. The conditions which must be met are: (a) the age of either insured must be age 55 or older as of the last policy anniversary; and (b) the number of years during which the Policy has been in force as a VAL-SD Policy, must be greater than or equal to 10.

      Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period immediately following the premium due date. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

      POLICY LOAN REPAYMENTS    If your Policy is in force, you can repay your
      loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

      We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter, we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

      Loan repayments reduce your loan account by the amount of the loan repayment.

      A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.



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      SURRENDER

      You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, be applied on a settlement option or to provide extended term insurance.

      We will also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan.

      With the Cash Option death benefit, if the Policy is not paid-up, the face amount of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

      With the Protection Option death benefit, the face amount of the Policy is not changed by the amount of the partial surrender. However, if the Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender; if the Policy is paid-up, the death benefit of the Policy will be reduced so as to retain the ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

      We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

      On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

      We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.



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      FREE LOOK

      It is important to us that you are satisfied with any policy adjustments to increase the premium. If your policy is adjusted and the adjustment results in an increased premium, you may return the Policy within 10 days of receiving the policy adjustment. If you return the Policy, the requested premium increase adjustment will be cancelled. We will send you a refund of any additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.


      CONVERSION

      As a conversion privilege, you can obtain fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.


      POLICY EXCHANGE

      So long as both insureds are alive, you may ask us to exchange this Policy for two individual policies, insuring each of the insureds separately. We will require evidence of insurability to make the exchange. The two new policies will be issued on the variable or fixed policy form we are using on the date of the exchange; each new policy will have one-half the death benefit, cash value, loan and dividends of this Policy.


      POLICY CHARGES

      PREMIUM CHARGES    Premium charges vary depending on whether the premium
      is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and for additional agreements are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."

      From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a federal tax charge.

          (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12-month period following either the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

                Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12-month period following the adjustment.



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                If any adjustment occurs during the 12-month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage, not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12-month period divided by 12. This amount of first year sales load will then be collected during the 12-month period following the adjustment.

                All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the joint life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see the Appendix A "Example of Sales Load Computations."

                The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

                It should be noted that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premium should be avoided.

          (2) The UNDERWRITING CHARGE currently is an amount not to exceed $10 per $1,000 of face amount of insurance. This amount may vary by the age of the insureds and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no base premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

          (3) The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from 0.50 percent to 4.0 percent. We do not guarantee this charge and it may be increased in the future, but only as necessary to cover our premium tax expenses.

          (4) The FEDERAL TAX CHARGE of 1.25 percent is deducted from each base premium. This charge is designed to cover a federal tax related to premium payments. This charge is not


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
          guaranteed and may be increased in the future, but only as necessary to cover the federal tax related to premium payments.

      NONREPEATING PREMIUMS    Nonrepeating premiums are currently subject to
      the 2.5 percent premium tax charge and the 1.25 percent federal tax charge, but not to a sales load charge. We do not assess an underwriting charge against nonrepeating premiums.

      ACTUAL CASH VALUE CHARGES    In addition to deductions from premiums and
      nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, the face amount guarantee charge, certain transaction charges and the cost of insurance charge. These charges are as follows:

          (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is guaranteed not to exceed $15 per month. Currently we charge $10 per month.

          (2) The FACE AMOUNT GUARANTEE CHARGE is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. Currently we charge 2 cents per thousand dollars. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of the second death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefore reflect a "tabular cash value" (as described under "Policy Adjustments") based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of the second death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force.

          (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which is based on the age, gender, risk class, allocation of policy value and the tobacco use of each insured. The rate also reflects the plan of insurance and any policy adjustments since issue. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

          (4) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $95 for each policy adjustment (a change in premium, face amount or plan of insurance).



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                We also reserve the right to make a TRANSFER TRANSACTION
                CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.

                If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $95 or 2 percent of the amount surrendered.

      We assess administration, face amount guarantee and cost of insurance charges against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the second death, policy surrender, lapse or a policy adjustment.

      We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

      Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

      SEPARATE ACCOUNT CHARGES    We assess a mortality and expense risk charge
      directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

      PORTFOLIO COMPANY CHARGES    Charges are deducted from and expenses paid
      out of the assets of the Fund Portfolio Companies, as described in the prospectuses for those companies.

      CHARGES FOR AGREEMENTS    We assess the following monthly charges for
      supplemental insurance benefits that you may add to your Policy by
      Agreement:

      WAIVER OF PREMIUM AGREEMENT -- The minimum guaranteed annual charge is $0.15 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

      ESTATE PRESERVATION AGREEMENT -- The minimum guaranteed annual charge is $0.05 per $1,000 of agreement coverage before term election and the maximum guaranteed annual charge is $0.30 per $1,000 of agreement coverage before term election.

      SINGLE TERM LIFE AGREEMENT -- The minimum guaranteed annual charge is $0.80 per $1,000 of coverage amount and the maximum guaranteed annual charge is $590.00 per $1,000 of coverage amount.


      OTHER POLICY PROVISIONS

      BENEFICIARY    When we receive proof satisfactory to us of the second
      death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below. You must give us proof of the first death as soon as is reasonably possible, even though no death benefit is payable at the first death.



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
      If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who are living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

      If both insureds die under circumstances which make it impossible to determine the order of their deaths, we will assume that the older insured died first.

      You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

      Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

      PAYMENT OF PROCEEDS    The amount payable as death proceeds upon the
      second death will be the death benefit provided by the Policy, plus any additional insurance provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

      We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

           (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

           (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

      SETTLEMENT OPTIONS    The proceeds of a Policy will be payable if the
      Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

      We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.



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      The proceeds of a Policy may be paid in other than a single sum and you may, before the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right and only if the periodic installment or interest payment is at least $20.

      Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.


      OPTION 1 -- INTEREST PAYMENTS

      We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.


      OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

      We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.


      OPTION 3 -- LIFE INCOME

      We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.


      OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

      We will pay a specified amount until the proceeds and interest are fully paid.

      If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

      The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

      ASSIGNMENT    The Policy may be assigned. The assignment must be in
      writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

      MISSTATEMENT OF AGE    If the date of birth of either insured has been
      misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct date of birth.



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      INCONTESTABILITY    After a Policy has been in force during the lifetimes
      of both insureds for two years from the original policy date, we cannot contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase or a reinstatement for which we required evidence of insurability, we may contest that increase or the reinstatement for two years with respect to information provided at that time, during the lifetimes of both insureds, from the effective date of the increase or the reinstatement.

      SUICIDE    If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

      DIVIDENDS    Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

      Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

      We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

      REPORTS    At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

      ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property
      laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.


      ADDITIONAL BENEFITS

      You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which will require the payment of additional premium.



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      WAIVER OF PREMIUM AGREEMENT    provides for the payment of policy premium
      in the event of a covered insured's disability. You may add the Waiver of Premium coverage on either or both insureds.

      SINGLE LIFE TERM INSURANCE AGREEMENT    allows you to purchase a
      specified amount of additional insurance, on one, specific, named insured. The insurance provided is term insurance, renewable to age 90 and convertible to any whole life or adjustable life policy form we are then offering. The premiums are indeterminate, which means that there is a table of renewal premiums that we currently charge, along with a table of guaranteed renewal premiums which are the maximums which we can charge. This agreement is most useful in situations where there is also an insurance need at the death of the first insured.

      ESTATE PRESERVATION AGREEMENT    permits you to purchase additional
      four-year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

      EXTENDED MATURITY AGREEMENT    does not require any additional premium
      and provides for the continuation of the Policy beyond the maturity age of the insured.



OTHER MATTERS

      FEDERAL TAX STATUS

      INTRODUCTION    The discussion of federal taxes is general in nature and
      is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

      TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT    We are taxed
      as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

      Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. To compensate us for the additional corporate taxes we pay for these policies, we make a charge of 1.25 percent of each base premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

      In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate


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      income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

      TAX STATUS OF POLICIES    Under Section 7702 of the Code, life insurance
      contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

      If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause that Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under
      Section 7702.

      DIVERSIFICATION OF INVESTMENTS    Section 817(h) of the Code authorizes
      the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

      OWNER CONTROL    In certain circumstances, owners of variable life
      policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.



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      The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

      The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

      TAX TREATMENT OF POLICY BENEFITS    In general you are not currently
      taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. As discussed below, taxability is determined by your contributions to the Policy and prior Policy activity. The death benefit under a Policy should, however, be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

      Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's Death Benefit Option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transaction, you should consult a tax adviser before effecting the transaction.

      We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

      A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you generally will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income subject to tax.

      MODIFIED ENDOWMENT CONTRACTS    It should be noted, however, that under
      the Code the tax treatment described above is not available for Policies described as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be


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      paid under a 7-pay life policy ("7-pay test"). If those cumulative premiums exceed the 7-pay test, the policy is a modified endowment contract.

      Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the contract are subject to the same tax treatment as the distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

      Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

      Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

      A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay computation.

      The modified endowment contract provisions of the Code apply to all Policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

      In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

      If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made


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      from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

      Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

      REINSTATEMENT    This policy is issued using the 1980 Commissioners
      Standard Ordinary (1980 CSO) Mortality Tables. Pursuant to state and federal laws, insurance companies can no longer issue policies using the 1980 CSO Mortality Tables. The IRS has also issued guidance in IRS Notice 2006-95 that limits the time frame in which insurance companies can reinstate lapsed insurance policies using the 1980 CSO mortality tables to ninety (90) days. If your policy lapses and you request a reinstatement more than ninety (90) days after the date of lapse, we will not be able to reinstate your policy.

      MULTIPLE POLICIES    All modified endowment contracts, issued by us (or
      an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

      WITHHOLDING    To the extent Policy distributions are taxable, they are
      generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

      TAXATION OF POLICY SPLIT    You may split a Policy into two other
      individual contracts when certain events occur. A Policy split could have adverse tax consequences; for example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Before you exercise rights provided by the Policy split provision, it is important that you consult a tax adviser regarding the possible consequences of a Policy split.

      OTHER TAXES    The transfer of the Policy or the designation of a
      beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

      The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

      In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.



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      OTHER TRANSACTIONS    Changing the Policy owner may have tax
      consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

      BUSINESS USES OF POLICY    The Policies may be used in various
      arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

      EMPLOYER-OWNED LIFE INSURANCE CONTRACTS    The Pension Protection Act of
      2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

      SPLIT DOLLAR ARRANGEMENTS    A tax adviser should also be consulted with
      respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

      Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

      Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business


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      contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

      ALTERNATIVE MINIMUM TAX    There may also be an indirect tax upon the
      income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES    The transfer of
      the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

      Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

      Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

      The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


      For 2017, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.


      The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

      It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance Policy or exercising elections under such a Policy should consult a tax adviser.

      TAX SHELTER REGULATIONS.    Prospective owners that are corporations
      should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.



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      MEDICARE TAX ON INVESTMENT INCOME.    Beginning in 2013, a 3.8% tax may
      be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

      LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.    In Rev. Rul.
      2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

      LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.
        Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

      Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


      VOTING RIGHTS

      We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

      We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting


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      instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.


      COMPENSATION PAID FOR THE SALE OF POLICIES

      Securian Financial Services, Inc. ("Securian Financial") whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.


      PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL    For
      premium increases occurring prior to January 1, 2017 and for premium increases occurring on or after January 1, 2017 where the younger insured's age is less than 71, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 60.3 percent of gross premium in the first policy year; up to 3.7 percent of the gross premium in policy years two through ten; up to 1.3 percent in policy years thereafter; and 0 percent of non-repeating premiums. For premium increases occurring on or after January 1, 2017 and where the younger insured's age is greater than 70, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 8.1 percent in policy years 1 through 10; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to
      3.0 percent in the first policy year; up to 2.3 percent of the gross premium in policy years two through ten; and up to 1.3 percent thereafter.


      In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

      We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the


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      commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

      PAYMENTS TO BROKER-DEALERS    We pay compensation for the sale of the
      Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

      All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.


      CYBERSECURITY

      Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.


      LEGAL PROCEEDINGS

      Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the


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      ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.


      REGISTRATION STATEMENT

      We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement, for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.






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


SPECIAL TERMS

      As used in this prospectus, the following terms have the indicated meanings:

      ACTUAL CASH VALUE:    the value of your Variable Life Account and
      guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

      BASE PREMIUM:    the premium less any amount deducted from the premium
      for additional benefits and for sub-standard risks.

      CODE:    the Internal Revenue Code of 1986, as amended.

      FIRST DEATH:    the death of the first insured to die. You must give us
      proof of the first death as soon as is reasonably possible.

      FUNDS:    the mutual funds or separate investment portfolios within
      series mutual funds which we have designated as an eligible investment for the Variable Life Account.

      GUARANTEED PRINCIPAL ACCOUNT:    the portion of the general account of
      Minnesota Life which is attributable to variable policies, exclusive of policy loans. It is not a separate account or a division of the general account.

      LOAN ACCOUNT:    the portion of the general account attributable to
      policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

      NET SINGLE PREMIUM:    the amount of money necessary, at any given date,
      to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds, or for the coverage period in the case of extended term insurance, without the payment of additional premium. We will determine the net single premium using the policy assumptions and the assumption that the current face amount of the Policy will remain constant.

      NONREPEATING PREMIUM:    a payment made to this Policy in addition to its
      scheduled payments.

      PAID-UP:    the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

      POLICY OWNER:    the owner of a Policy.

      POLICY VALUE:    the actual cash value of a Policy plus any policy loan.


      POLICY YEAR:    a period of one year beginning with the policy date or a
      policy anniversary.

      PREMIUM:    a scheduled payment required for this Policy.

      SECOND DEATH:    the death of the second insured to die. We will pay the
      death proceeds when we receive due proof of the second death.

      VALUATION DATE:    each date on which a Fund Portfolio is valued.

      VALUATION PERIOD:    the period between successive valuation dates
      measured from the time of one determination to the next.

      VARIABLE LIFE ACCOUNT:    a separate investment account called the
      Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

      WE, OUR, US:    Minnesota Life Insurance Company.

      YOU, YOUR:    the policy owner.



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APPENDIX A

      EXAMPLE OF SALES LOAD COMPUTATION

      As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $10,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insureds are a male and a female, both non-smokers and both age 60 at Policy issue, with a joint life expectancy of 25 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $700 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $2,300. Therefore, in the first year the sales load charges will total $3,000 or 30 percent ($3,000 / $10,000), and over the 15 year period from policy issue sales load charges will total $12,800 or 8.54 percent ($12,800 / $150,000).

      Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $10,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insureds are a male and a female, both non-smokers and both age 80 at Policy issue, with a joint life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the joint life expectancy of the insureds. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $700, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $1,800. Therefore, in the first year the sales load charges will total $2,500 or 25 percent ($2,500 / $10,000), and over the period of the joint life expectancy of the insureds sales load charges will total $8,100 or 9 percent ($8,100 / $90,000).

      As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $10,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $833.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $700 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $2,300. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $10,000 to $12,000. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $2,300 has been collected, a first year sales load of $1,150 remains to be collected. The $2,000 increase in premium will also be assessed a first year sales load of 23 percent, or $460. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $12,000 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $1,000 will be subjected to a total sales load amount of $204.17, consisting of $70 of basic sales load, and $134.17 of first year sales load.




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STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

      Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

      The table of contents for the Statement of Additional Information is as follows:

              General Information and History
              Additional Information About Operation of Contracts and
              Registrant
              Underwriters
              Additional Information About Charges
              Illustrations
              Financial Statements

      Investment Company Act No. 811-4585


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                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                             Gary R. Christensen, Esq.
               Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                       Statement of Additional Information

        The date of this document and the prospectus is: May 1, 2017


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

A separate account called the Minnesota Life Variable Life Account ("Variable Life Account") was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 68 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and have been sold and serviced by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian

Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.


For premium increases occurring prior to January 1, 2017 and for premium increases occurring on or after January 1, 2017 where the younger insured's age is less than 71, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 60.3 percent of gross premium in the first policy year; up to 3.7 percent of the gross premium in policy years two through ten; up to 1.3 percent in policy years thereafter; and 0 percent of non-repeating premiums. For premium increases occurring on or after January 1, 2017 and where the younger insured's age is greater than 70, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 8.1 percent in policy years 1 through 10; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 3.0 percent in the first policy year; up to 2.3 percent of the gross premium in policy years two through ten; and up to 1.3 percent thereafter. Amounts paid by Minnesota Life to the underwriters of the Policies during 2016, 2015, and 2014 were $11,200,436, $12,916,205, and $16,507,752, respectively, which include amounts paid for other contracts issued through the Variable Life Account.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies or face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and issue age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table D.

d) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $10 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

An illustration shows the projected actual cash values and death benefits for a male and female, both non-tobacco and both aged 55. The illustration assumes that 100 percent of net premiums are invested in the sub-accounts of the Variable Life Account. The plan of insurance is a protection plan, with an initial face amount of $1,925,000 and a premium of $9,650. The Cash Death Benefit Option is shown. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, and risk class. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in the 1980 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of both insureds. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations.

Similarly we impose a current administration charge and a current face amount guarantee charge which are less than the guaranteed contractual. These current charges are expected to compensate us for the actual costs of administration and for guaranteeing the face amount. If the actual costs change, these charges may increase or decrease, as necessary although they may not exceed the maximum stated in the Policy.

The illustration labeled "Using Current Charges" shows actual cash values and death benefits resulting from charging the Policy for cost of insurance, administration and the face amount guarantee at the current level. The illustration labeled "Using Guaranteed Maximum Charges" shows actual cash values and death benefits when cost of insurance, administration and the face amount guarantee charges are deducted from the Policy at the maximum level as stated in the Policy. These two formats can be compared to demonstrate the result of our charging less than the maximum charges.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.


The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees, expenses and charges are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .61 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .13 percent, representing the arithmetic average of the 2016 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represents the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.49 percent, 4.51 percent and 10.51 percent.


The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it still takes a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the actual situation.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55
                      INITIAL FACE AMOUNT -- $1,925,000

                        $9,650 INITIAL SCHEDULED PREMIUM
                              USING CURRENT CHARGES

                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS        6.00% GROSS      12.00% GROSS
                 (-1.49% NET)      (4.51% NET)     (10.51% NET)

             ATT
   POL       AGE          BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
   YR     #1      #2     PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
-------   -----------   ----------   -----------  -----------  ----------   ----------   ----------   ----------
1         56     56     9,650           281       1,925,000        321      1,925,000        360      1,925,000
2         57     57     9,650         7,888       1,925,000      8,439      1,925,000      8,995      1,925,000
3         58     58     9,650        15,125       1,925,000     16,660      1,925,000     18,268      1,925,000
4         59     59     9,650        21,963       1,925,000     24,953      1,925,000     28,209      1,925,000
5         60     60     9,650        28,339       1,925,000     33,251      1,925,000     38,817      1,925,000

6         61     61     9,650        34,188       1,925,000     41,482      1,925,000     50,091      1,925,000
7         62     62     9,650        39,413       1,925,000     49,538      1,925,000     61,994      1,925,000
8         63     63     9,650        43,917       1,925,000     57,303      1,925,000     74,487      1,925,000
9         64     64     9,650        47,534       1,925,000     64,587      1,925,000     87,457      1,925,000
10        65     65     9,650        50,080       1,925,000     71,173      1,925,000    100,763      1,925,000

15        70     70     9,650        38,780       1,925,000     83,598      1,925,000    164,898      1,925,000
20        75     75     9,650         5,777         120,239     13,177      1,925,000    182,312      1,925,000
25        80     80     9,650        28,164         120,239     44,782        131,607     61,959        153,282
30        85     85     9,650        35,262         120,239     75,750        131,607    132,864        160,342
35        90     90     9,650         1,376         120,239    115,644        134,277    244,394        275,589
40        95     95     9,650             0         120,239    169,273        185,307    404,911        430,620

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55
                      INITIAL FACE AMOUNT -- $1,925,000

                        $9,650 INITIAL SCHEDULED PREMIUM
                        USING GUARANTEED MAXIMUM CHARGES

                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                  0% GROSS       6.00% GROSS      12.00% GROSS
                (-1.49% NET)     (4.51% NET)      (10.51% NET)

          ATT
 POL      AGE       BASE       POLICY     DEATH        POLICY       DEATH         POLICY      DEATH
 YR    #1      #2  PREMIUM     VALUE      BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
-----  ---------- ---------- ----------  ----------   ----------   ----------   ----------   ----------
1      56   56     9,650           0     1,925,000         24      1,925,000          56     1,925,000
2      57   57     9,650       7,322     1,925,000      7,831      1,925,000       8,354     1,925,000
3      58   58     9,650      14,278     1,925,000     15,728      1,925,000      17,254     1,925,000
4      59   59     9,650      20,840     1,925,000     23,683      1,925,000      26,784     1,925,000
5      60   60     9,650      26,943     1,925,000     31,626      1,925,000      36,937     1,925,000

6      61   61     9,650      32,523     1,925,000     39,485      1,925,000      47,707     1,925,000
7      62   62     9,650      37,482     1,925,000     47,151      1,925,000      59,052     1,925,000
8      63   63     9,650      41,724     1,925,000     54,509      1,925,000      70,927     1,925,000
9      64   64     9,650      45,080     1,925,000     61,365      1,925,000      83,210     1,925,000
10     65   65     9,650      47,368     1,925,000     67,500      1,925,000      95,754     1,925,000

15     70   70     9,650      34,778     1,925,000     77,254      1,925,000     154,526     1,925,000
20     75   75     9,650       5,486       120,239      3,020      1,925,000     162,055     1,925,000
25     80   80     9,650      26,297       120,239     31,130        115,790      22,649       103,047
30     85   85     9,650      30,961       120,239     56,663        115,790      65,127       103,047
35     90   90     9,650           0       120,239     81,566        115,790     142,299       160,768
40     95   95     9,650           0       120,239    125,911        138,079     255,156       271,630

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2016, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.
</R

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                               December 31, 2016

     (With Report of Independent Registered Public Accounting Firm Thereon)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                              Financial Statements
                               December 31, 2016

                               TABLE OF CONTENTS

                                                                           PAGE

Report of Independent Registered Public Accounting Firm                      1

Statements  of  Assets, Liabilities, and  Policy Owners' Equity              2

Statements of Operations                                                    14

Statements of Changes in Net Assets                                         26

Notes to Financial Statements                                               38

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in note 1 of Minnesota Life Variable Life Account (collectively, the Account), as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2017


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                            AM CENTURY     AM CENTURY     AMER FUNDS   AMER FUNDS IS  AMER FUNDS IS
                                            AB VPS INTL    VP INC & GRO   VP INFL PRO    IS GLBL BOND   GLBL GROWTH    GLBL SM CP
                                             VALUE CL B       CL II          CL II           CL 2           CL 2           CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $     440,637      7,005,952      4,556,057      2,473,989      2,671,979      2,385,575
Receivable from Minnesota Life for policy
  purchase payments                                  268         15,447             --             --          1,157             --
Receivable for investments sold                       --             --            341            175             --            108
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                 440,905      7,021,399      4,556,398      2,474,164      2,673,136      2,385,683
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       --             --            341            175             --            108
Payable for investments purchased                    268         15,447             --             --          1,157             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                268         15,447            341            175          1,157            108
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $     440,637      7,005,952      4,556,057      2,473,989      2,671,979      2,385,575
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $     440,637      7,005,952      4,556,057      2,473,989      2,671,979      2,385,575

    Investment shares                             33,483        751,712        450,649        222,082        112,033        120,972
    Investments at cost                    $     443,777      6,527,547      4,822,943      2,556,928      2,789,235      2,843,192

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS     AMER FUNDS                    AMER FUNDS   AMER FUNDS IS   FIDELITY VIP
                                             IS GROWTH    IS GROWTH-INC    AMER FUNDS    IS NEW WORLD   US GOVT/AAA   EQUITY-INCOME
                                                CL 2           CL 2       IS INTL CL 2       CL 2           CL 2           SC2
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  14,735,365     14,771,370      8,731,530     17,268,829      1,243,537     86,721,755
Receivable from Minnesota Life for policy
  purchase payments                                   --         36,837             --             --          1,093             --
Receivable for investments sold                    1,946             --            608            597             --          9,054
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              14,737,311     14,808,207      8,732,138     17,269,426      1,244,630     86,730,809
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                    1,946             --            608            597             --          9,054
Payable for investments purchased                     --         36,837             --             --          1,093             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              1,946         36,837            608            597          1,093          9,054
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $  14,735,365     14,771,370      8,731,530     17,268,829      1,243,537     86,721,755
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $  14,735,365     14,771,370      8,731,530     17,268,829      1,243,537     86,721,755

    Investment shares                            220,194        335,713        520,974        883,768        104,236      4,041,088
    Investments at cost                    $  15,869,916     16,010,903      9,573,214     18,892,836      1,285,214     76,873,881

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.
                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            FRANKLIN       FRANKLIN     FRANKLIN SM-     GOLDMAN
                                            FIDELITY VIP   FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL    MD CP GR      SACHS VI HQ
                                            MID CAP SC2   MKTS VIP CL 2     VIP CL 2       VIP CL 2      VIP CL 2       FLT RT SS
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  54,886,756     27,595,261     10,826,968      8,144,982     23,172,807      2,240,363
Receivable from Minnesota Life for policy
  purchase payments                                   --             --             --          8,542             --             --
Receivable for investments sold                      760          5,291          1,426             --          1,960            338
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              54,887,516     27,600,552     10,828,394      8,153,524     23,174,767      2,240,701
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                      760          5,291          1,426             --          1,960            338
Payable for investments purchased                     --             --             --          8,542             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                760          5,291          1,426          8,542          1,960            338
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $  54,886,756     27,595,261     10,826,968      8,144,982     23,172,807      2,240,363
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $  54,886,756     27,595,261     10,826,968      8,144,982     23,172,807      2,240,363

    Investment shares                          1,661,724      3,749,356        539,192        420,712      1,424,266        215,835
    Investments at cost                    $  48,746,624     34,396,767      9,073,519      7,802,745     27,286,575      2,258,474

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                             AMER VALUE      COMSTOCK     EQUITY & INC   GROWTH & INC   SM CAP EQTY   IVY VIP ASSET
                                                SR II         SR II          SR II          SR II          SR II         STRATEGY
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $   3,365,553      5,582,720      2,597,249        515,339      2,657,058     32,676,630
Receivable from Minnesota Life for policy
  purchase payments                                   --             --          5,546             --             91             --
Receivable for investments sold                      640            143             --             23             --         20,349
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               3,366,193      5,582,863      2,602,795        515,362      2,657,149     32,696,979
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                      640            143             --             23             --         20,349
Payable for investments purchased                     --             --          5,546             --             91             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                640            143          5,546             23             91         20,349
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $   3,365,553      5,582,720      2,597,249        515,339      2,657,058     32,676,630
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $   3,365,553      5,582,720      2,597,249        515,339      2,657,058     32,676,630

    Investment shares                            199,145        299,824        146,903         24,517        151,141      4,062,236
    Investments at cost                    $   3,538,501      4,935,781      2,522,051        529,504      2,941,333     41,377,905

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.


                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP     IVY VIP CORE   IVY VIP GLBL     IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              BALANCED        EQUITY      NATURAL RES   GLOBAL GROWTH      INCOME      CORE EQUITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $ 111,822,954     15,595,557      7,852,320      9,483,808     14,296,740    144,808,364
Receivable from Minnesota Life for policy
  purchase payments                                   --             --          7,885             --             --             --
Receivable for investments sold                   11,425          1,447             --            499          1,825         22,209
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                             111,834,379     15,597,004      7,860,205      9,484,307     14,298,565    144,830,573
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                   11,425          1,447             --            499          1,825         22,209
Payable for investments purchased                     --             --          7,885             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                             11,425          1,447          7,885            499          1,825         22,209
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $ 111,822,954     15,595,557      7,852,320      9,483,808     14,296,740    144,808,364
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $ 111,822,954     15,595,557      7,852,320      9,483,808     14,296,740    144,808,364

    Investment shares                         14,961,994      1,461,750      1,743,449      1,164,400      3,962,621      9,464,352
    Investments at cost                    $ 128,766,188     18,205,077      7,249,680      9,973,893     15,459,362    163,777,998

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           IVY VIP MICRO   IVY VIP MID      IVY VIP     IVY VIP SMALL     IVY VIP      JANUS ASPEN
                                             CAP GROWTH     CAP GROWTH   SCIENCE & TECH   CAP VALUE        VALUE       BALANCED SS
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  18,513,726      3,373,582     11,386,392     66,414,192     62,964,595      9,928,395
Receivable from Minnesota Life for policy
  purchase payments                                4,545             71             --          8,661          1,475          1,135
Receivable for investments sold                       --             --         57,561             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              18,518,271      3,373,653     11,443,953     66,422,853     62,966,070      9,929,530
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       --             --         57,561             --             --             --
Payable for investments purchased                  4,545             71             --          8,661          1,475          1,135
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              4,545             71         57,561          8,661          1,475          1,135
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $  18,513,726      3,373,582     11,386,392     66,414,192     62,964,595      9,928,395
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $  18,513,726      3,373,582     11,386,392     66,414,192     62,964,595      9,928,395

    Investment shares                            895,984        357,458        509,695      3,620,446     10,624,784        311,333
    Investments at cost                    $  19,254,605      3,570,345     12,217,403     53,521,156     63,706,365      9,396,587

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                          JANUS ASPEN                   MFS VIT MID    MORGSTANLEY
                                            JANUS ASPEN    JANUS ASPEN    PERK MID CP     MFS VIT II    CAP GROWTH      UIF EMG MK
                                              FORTY SS     OVERSEAS SS       VAL SS     INTL VALUE SC     SER SC         EQ CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  47,234,940     50,400,581      4,269,885      1,842,616      2,353,405      5,896,951
Receivable from Minnesota Life for policy
  purchase payments                                   --             --             47             --             --             --
Receivable for investments sold                      584          4,846             --            102         55,002            466
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              47,235,524     50,405,427      4,269,932      1,842,718      2,408,407      5,897,417
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                      584          4,846             --            102         55,002            466
Payable for investments purchased                     --             --             47             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                584          4,846             47            102         55,002            466
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $  47,234,940     50,400,581      4,269,885      1,842,616      2,353,405      5,896,951
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $  47,234,940     50,400,581      4,269,885      1,842,616      2,353,405      5,896,951

    Investment shares                          1,534,100      2,111,461        265,210         82,889        311,297        449,806
    Investments at cost                    $  51,376,134     78,475,623      4,452,197      1,859,123      2,552,470      6,348,278

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            MORNINGSTAR    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR      NEUBERGER
                                            AGGR GROWTH     BALANCED      CONSERVATIVE     GROWTH       INC & GROWTH    BERMAN SOC
                                               ETF II        ETF II          ETF II        ETF II          ETF II        RESP S CL
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $   8,327,207      6,826,891      2,138,028     15,015,258      1,203,905      1,688,607
Receivable from Minnesota Life for policy
  purchase payments                                  461             --             --             --             --             --
Receivable for investments sold                       --             69             44          1,345             31             40
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               8,327,668      6,826,960      2,138,072     15,016,603      1,203,936      1,688,647
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       --             69             44          1,345             31             40
Payable for investments purchased                    461             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                461             69             44          1,345             31             40
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $   8,327,207      6,826,891      2,138,028     15,015,258      1,203,905      1,688,607
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $   8,327,207      6,826,891      2,138,028     15,015,258      1,203,905      1,688,607

    Investment shares                            720,347        627,472        199,816      1,378,812        114,876         74,519
    Investments at cost                    $   8,194,891      6,922,648      2,253,963     14,460,537      1,259,836      1,687,522

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                            OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT       PUTNAM VT     PUTNAM VT
                                             INTL GROW      MS SM CAP    LOW DUR PORT    TOTAL RETURN      EQUITY       GROWTH AND
                                               VA SS          VA SS         ADV CL          ADV CL      INCOME CL IB    INC CL IB
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  20,851,044      1,906,523      5,375,728     20,697,275      5,839,142      1,369,387
Receivable from Minnesota Life for policy
  purchase payments                                   --             63             --             --         52,662             --
Receivable for investments sold                    2,615             --            462          1,261             --             89
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              20,853,659      1,906,586      5,376,190     20,698,536      5,891,804      1,369,476
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                    2,615             --            462          1,261             --             89
Payable for investments purchased                     --             63             --             --         52,662             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              2,615             63            462          1,261         52,662             89
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $  20,851,044      1,906,523      5,375,728     20,697,275      5,839,142      1,369,387
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $  20,851,044      1,906,523      5,375,728     20,697,275      5,839,142      1,369,387

    Investment shares                          9,653,261         80,275        524,973      1,945,233        247,526         52,689
    Investments at cost                    $  23,570,389      1,821,761      5,546,343     21,832,743      4,924,064      1,281,783

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                                       SEGREGATED SUB-ACCOUNTS*
                                                          -------------------------------------------------------------------------
                                                            PUTNAM VT      PUTNAM VT      PUTNAM VT                    SFT ADVANTUS
                                                            GROWTH OPP      INTER EQ      MULTI-CAP    SFT ADVANTUS     GOVT MONEY
                                                              CL IB          CL IB        GRO CL IB      BOND CL 2        MARKET
                                                          -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value                            $   2,131,181      5,703,448        930,547     96,951,784     24,161,784
Receivable from Minnesota Life for policy purchase
  payments                                                           --             --             --             --             --
Receivable for investments sold                                     230            316             36          2,262            232
                                                          -------------  -------------  -------------  -------------  -------------
    Total assets                                              2,131,411      5,703,764        930,583     96,954,046     24,162,016
                                                          -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy terminations,
  withdrawal payments and mortality and expense charges             230            316             36          2,262            232
Payable for investments purchased                                    --             --             --             --             --
                                                          -------------  -------------  -------------  -------------  -------------
    Total liabilities                                               230            316             36          2,262            232
                                                          -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners                $   2,131,181      5,703,448        930,547     96,951,784     24,161,784
                                                          =============  =============  =============  =============  =============

    Total policy owners' equity                           $   2,131,181      5,703,448        930,547     96,951,784     24,161,784

    Investment shares                                           275,703        462,567         28,475     43,821,006     24,161,784
    Investments at cost                                   $   2,551,211      5,399,905        950,342     72,494,206     24,161,784

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                           SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                             INDEX 400      INDEX 500       INTL BOND     MORTGAGE      REAL ESTATE      SFT IVY
                                              MC CL 2         CL 2            CL 2          CL 2            CL 2          GROWTH
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value             $  88,708,743    264,161,189     26,187,058     32,079,106     65,117,144    250,446,108
Receivable from Minnesota Life for policy
  purchase payments                                1,455             --             --          3,420          8,933             --
Receivable for investments sold                       --         18,156          1,729             --             --         33,413
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              88,710,198    264,179,345     26,188,787     32,082,526     65,126,077    250,479,521
                                           -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       --         18,156          1,729             --             --         33,413
Payable for investments purchased                  1,455             --             --          3,420          8,933             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              1,455         18,156          1,729          3,420          8,933         33,413
                                           -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners $  88,708,743    264,161,189     26,187,058     32,079,106     65,117,144    250,446,108
                                           =============  =============  =============  =============  =============  =============

    Total policy owners' equity            $  88,708,743    264,161,189     26,187,058     32,079,106     65,117,144    250,446,108

    Investment shares                         21,165,648     30,814,738     10,690,441     17,012,308     14,679,506     20,663,391
    Investments at cost                    $  43,220,804    132,797,036     22,059,440     26,203,656     41,279,665    207,251,729

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2016

                                                                                          SEGREGATED SUB-ACCOUNTS*
                                                                         ----------------------------------------------------------
                                                                             SFT IVY     SFT PYRAMIS
                                                                              SMALL      CORE EQUITY    SFT T. ROWE
                                                                           CAP GROWTH        CL 2       PRICE VALUE       TOTAL
                                                                         -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value                                           $ 105,458,884     62,288,878     81,894,704  2,123,166,817
Receivable from Minnesota Life for policy purchase payments                         --             --             --        159,794
Receivable for investments sold                                                 13,781          9,027          6,412        291,275
                                                                         -------------  -------------  -------------  -------------
    Total assets                                                           105,472,665     62,297,905     81,901,116  2,123,617,886
                                                                         -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal payments
  and mortality and expense charges                                             13,781          9,027          6,412        291,275
Payable for investments purchased                                                   --             --             --        159,794
                                                                         -------------  -------------  -------------  -------------
    Total liabilities                                                           13,781          9,027          6,412        451,069
                                                                         -------------  -------------  -------------  -------------
    Net assets applicable to policy owners                               $ 105,458,884     62,288,878     81,894,704  2,123,166,817
                                                                         =============  =============  =============  =============

    Total policy owners' equity                                          $ 105,458,884     62,288,878     81,894,704  2,123,166,817

    Investment shares                                                        8,362,157      5,298,772      6,971,423
    Investments at cost                                                  $  84,170,136     53,305,857     70,164,628  1,873,828,728

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                       AM CENTURY                                      AMER FUNDS     AMER FUNDS
                                          AB VPS         VP INC        AM CENTURY      AMER FUNDS       IS GLBL         IS GLBL
                                        INTL VALUE        & GRO        VP INFL PRO    IS GLBL BOND       GROWTH         SM CP
                                           CL B           CL II           CL II           CL 2            CL 2           CL 2
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $        4,306        101,381          76,817          14,474          22,526          5,814
  Mortality, expense and
    administrative charges (note 3)           (2,004)       (22,632)        (21,106)        (12,108)        (11,528)       (11,156)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net             2,302         78,749          55,711           2,366          10,998         (5,342)
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --         64,921          29,336           4,458         180,365        412,050

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      380,336        308,925       1,027,541       1,425,317         817,339        492,009
    Cost of investments sold                (414,269)      (204,595)     (1,192,456)     (1,455,336)       (950,658)      (629,420)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           (33,933)       104,330        (164,915)        (30,019)       (133,319)      (137,411)
    Net realized gains (losses) on
      investments                            (33,933)       169,251        (135,579)        (25,561)         47,046        274,639

  Net change in unrealized
    appreciation (depreciation) of
    investments                               24,418        288,363         221,608          60,164         (12,287)      (224,237)
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net           (9,515)       457,614          86,029          34,603          34,759         50,402
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $       (7,213)       536,363         141,740          36,969          45,757         45,060
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                      AMER FUNDS     FIDELITY VIP
                                        AMER FUNDS     AMER FUNDS      AMER FUNDS      AMER FUNDS        IS US         EQUITY-
                                        IS GROWTH      IS GROWTH-        IS INTL      IS NEW WORLD      GOVT/AAA        INCOME
                                           CL 2         INC CL 2          CL 2           CL 2             CL 2           SC2
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      104,606        197,240         117,985         133,198          16,056      1,738,746
  Mortality, expense and
    administrative charges (note 3)          (61,813)       (60,813)        (35,558)        (74,827)         (4,779)      (407,532)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net            42,793        136,427          82,427          58,371          11,277      1,331,214
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 1,065,919      1,313,236         584,286              --          15,336      5,364,929

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      867,219        639,010         459,332       1,130,892       1,373,388     10,023,885
    Cost of investments sold                (875,115)      (584,739)       (433,215)     (1,293,641)     (1,367,297)   (13,022,398)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                            (7,896)        54,271          26,117        (162,749)          6,091     (2,998,513)
    Net realized gains (losses) on
      investments                          1,058,023      1,367,507         610,403        (162,749)         21,427      2,366,416

  Net change in unrealized
    appreciation (depreciation) of
    investments                               46,397       (194,979)       (425,846)        683,077         (37,701)     9,399,667
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        1,104,420      1,172,528         184,557         520,328         (16,274)    11,766,083
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    1,147,213      1,308,955         266,984         578,699          (4,997)    13,097,297
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       FIDELITY VIP      FRANKLIN       FRANKLIN        FRANKLIN        FRANKLIN        GOLDMAN
                                         MID CAP         DEV MKTS      MUTUAL SHS       SMALL CP        SM-MD CP      SACHS VI HQ
                                           SC2           VIP CL 2       VIP CL 2      VAL VIP CL 2     GR VIP CL 2     FLT RT SS
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      164,309        224,350         204,227          44,207              --         21,385
  Mortality, expense and
    administrative charges (note 3)         (260,884)      (136,030)        (50,955)        (29,006)       (108,742)       (10,466)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           (96,575)        88,320         153,272          15,201        (108,742)        10,919
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 3,312,876             --         841,320         812,404       2,527,964             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    6,110,678      4,739,220       1,255,201       2,174,774       2,032,060        408,022
    Cost of investments sold              (6,062,723)    (4,562,173)       (873,418)     (2,837,204)     (2,425,894)      (427,190)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                            47,955        177,047         381,783        (662,430)       (393,834)       (19,168)
    Net realized gains (losses) on
      investments                          3,360,831        177,047       1,223,103         149,974       2,134,130        (19,168)

  Net change in unrealized
    appreciation (depreciation) of
    investments                            2,461,026      4,022,538         124,878       1,319,613      (1,274,599)        19,394
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        5,821,857      4,199,585       1,347,981       1,469,587         859,531            226
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    5,725,282      4,287,905       1,501,253       1,484,788         750,789         11,145
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                       INVESCO VI
                                        INVESCO VI      INVESCO VI       EQUITY        INVESCO VI      INVESCO VI      IVY VIP
                                        AMER VALUE       COMSTOCK         & INC         GROWTH &         SM CAP          ASSET
                                          SR II           SR II           SR II         INC SR II      EQTY SR II      STRATEGY
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $        3,279         67,878          35,779           3,185              --        226,673
  Mortality, expense and
    administrative charges (note 3)          (13,763)       (25,473)         (9,964)         (1,717)        (12,338)      (190,718)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           (10,484)        42,405          25,815           1,468         (12,338)        35,955
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   159,136        408,060          69,152          33,697         190,006             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      542,325        805,885         178,693          64,368         285,244     12,141,684
    Cost of investments sold                (684,265)      (569,000)       (155,531)        (82,579)       (293,542)   (14,858,748)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                          (141,940)       236,885          23,162         (18,211)         (8,298)    (2,717,064)
    Net realized gains (losses) on
      investments                             17,196        644,945          92,314          15,486         181,708     (2,717,064)

  Net change in unrealized
    appreciation (depreciation) of
    investments                              389,560        111,305         173,907          44,687         105,106      1,379,189
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net          406,756        756,250         266,221          60,173         286,814     (1,337,875)
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $      396,272        798,655         292,036          61,641         274,476     (1,301,920)
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                         IVY VIP                         IVY VIP        IVY VIP         IVY VIP
                                         IVY VIP          CORE        IVY VIP GLBL       GLOBAL          HIGH          INTL CORE
                                         BALANCED        EQUITY        NATURAL RES       GROWTH         INCOME          EQUITY
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    1,557,339         73,076          54,576          20,821         940,685      1,968,979
  Mortality, expense and
    administrative charges (note 3)         (562,820)       (80,134)        (33,979)        (47,852)        (65,487)      (714,725)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           994,519         (7,058)         20,597         (27,031)        875,198      1,254,254
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                16,821,094      1,956,120              --         284,894              --      1,589,696

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    9,995,007      2,578,847       3,032,065       1,327,850       1,728,808     12,290,303
    Cost of investments sold              (9,815,472)    (2,494,246)     (4,272,930)     (1,238,365)     (2,091,868)   (16,134,536)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           179,535         84,601      (1,240,865)         89,485        (363,060)    (3,844,233)
    Net realized gains (losses) on
      investments                         17,000,629      2,040,721      (1,240,865)        374,379        (363,060)    (2,254,537)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (16,360,696)    (1,546,545)      2,664,455        (731,564)      1,384,647      1,593,193
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net          639,933        494,176       1,423,590        (357,185)      1,021,587       (661,344)
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    1,634,452        487,118       1,444,187        (384,216)      1,896,785        592,910
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                         JANUS
                                         IVY VIP         IVY VIP         IVY VIP         IVY VIP                         ASPEN
                                        MICRO CAP        MID CAP        SCIENCE &       SMALL CAP       IVY VIP        BALANCED
                                          GROWTH         GROWTH           TECH            VALUE          VALUE            SS
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --             --              --         239,431         732,543        182,166
  Mortality, expense and
    administrative charges (note 3)          (83,728)       (16,322)        (64,646)       (300,668)       (297,885)       (45,624)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           (83,728)       (16,322)        (64,646)        (61,237)        434,658        136,542
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 1,780,846        183,327         544,378       5,101,086       7,090,115        125,694

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    1,757,699        506,791       5,254,644       9,600,360       6,297,644        916,820
    Cost of investments sold              (1,570,669)      (504,329)     (5,044,921)     (9,084,465)     (6,977,415)      (909,274)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           187,030          2,462         209,723         515,895        (679,771)         7,546
    Net realized gains (losses) on
      investments                          1,967,876        185,789         754,101       5,616,981       6,410,344        133,240

  Net change in unrealized
    appreciation (depreciation) of
    investments                              219,538         11,610        (655,882)      9,636,698        (778,301)       123,536
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        2,187,414        197,399          98,219      15,253,679       5,632,043        256,776
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    2,103,686        181,077          33,573      15,192,442       6,066,701        393,318
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN                      MFS VIT
                                                                          PERK         MFS VIT II       MID CAP       MORGSTANLEY
                                       JANUS ASPEN     JANUS ASPEN       MID CP        INTL VALUE        GROWTH       UIF EMG MK
                                         FORTY SS      OVERSEAS SS       VAL SS            SC            SER SC         EQ CL 2
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --      2,332,015          35,020          16,978              --         25,716
  Mortality, expense and
    administrative charges (note 3)         (240,530)      (247,655)        (19,224)         (6,413)        (12,167)       (29,473)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net          (240,530)     2,084,360          15,796          10,565         (12,167)        (3,757)
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 6,724,323      1,608,493         523,303          34,327         202,264             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    7,882,595      4,641,361         708,330         191,411         779,137      1,245,205
    Cost of investments sold              (9,437,002)    (6,120,582)       (748,180)       (200,110)       (727,641)    (1,420,056)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                        (1,554,407)    (1,479,221)        (39,850)         (8,699)         51,496       (174,851)
    Net realized gains (losses) on
      investments                          5,169,916        129,272         483,453          25,628         253,760       (174,851)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,375,091)    (6,005,985)        155,639          (5,335)       (131,224)       492,804
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net          794,825     (5,876,713)        639,092          20,293         122,536        317,953
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $      554,295     (3,792,353)        654,888          30,858         110,369        314,196
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                      MORNINGSTAR      NEUBERGER
                                       MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR      INC &           BERMAN
                                       AGGR GROWTH      BALANCED      CONSERVATIVE       GROWTH         GROWTH         SOC RESP
                                          ETF II         ETF II          ETF II          ETF II         ETF II           S CL
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $       99,544        112,399          32,500         212,178          20,151          7,713
  Mortality, expense and
    administrative charges (note 3)          (42,469)       (33,476)        (10,704)        (72,744)         (5,816)        (7,452)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net            57,075         78,923          21,796         139,434          14,335            261
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   389,433        324,300          55,962         650,939          61,630         56,749

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    2,581,882      1,165,645         236,247       1,599,618          55,552        205,308
    Cost of investments sold              (2,106,705)    (1,090,225)       (247,373)     (1,471,434)        (55,116)      (200,717)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           475,177         75,420         (11,126)        128,184             436          4,591
    Net realized gains (losses) on
      investments                            864,610        399,720          44,836         779,123          62,066         61,340

  Net change in unrealized
    appreciation (depreciation) of
    investments                              (34,909)        32,330          19,918         368,567         (10,409)        65,640
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net          829,701        432,050          64,754       1,147,690          51,657        126,980
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $      886,776        510,973          86,550       1,287,124          65,992        127,241
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       OPPENHEIMER     OPPENHEIMER     PIMCO VIT        PIMCO VIT       PUTNAM VT      PUTNAM VT
                                        INTL GROW       MS SM CAP     LOW DUR PORT    TOTAL RETURN       INCOME       GROWTH AND
                                          VA SS           VA SS          ADV CL          ADV CL       EQUITY CL IB     INC CL IB
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $      207,131          3,811          74,521         432,220         106,428         19,587
  Mortality, expense and
    administrative charges (note 3)         (120,541)        (7,860)        (26,644)       (108,806)        (27,286)        (5,890)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net            86,590         (4,049)         47,877         323,414          79,142         13,697
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   570,727         58,666              --              --         100,198         34,591

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    6,287,678        580,090       1,228,789       4,809,386       1,215,800        161,672
    Cost of investments sold              (6,422,139)      (704,711)     (1,289,095)     (5,035,850)       (795,044)      (153,693)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                          (134,461)      (124,621)        (60,306)       (226,464)        420,756          7,979
    Net realized gains (losses) on
      investments                            436,266        (65,955)        (60,306)       (226,464)        520,954         42,570

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,156,640)       339,825          55,855         374,381          70,985        113,714
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net         (720,374)       273,870          (4,451)        147,917         591,939        156,284
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (633,784)       269,821          43,426         471,331         671,081        169,981
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                          SFT
                                        PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT         SFT          ADVANTUS
                                        GROWTH OPP     INTER EQ CL      MULTI-CAP        VOYAGER       ADVANTUS       GOVT MONEY
                                        CL IB (a)          IB           GRO CL IB       CL IB (b)      BOND CL 2        MARKET
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --        197,822           6,826          26,992              --             --
  Mortality, expense and
    administrative charges (note 3)           (1,278)       (29,102)         (4,523)        (10,066)       (488,741)      (130,686)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net            (1,278)       168,720           2,303          16,926        (488,741)      (130,686)
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --          94,540          94,710              --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      140,931        821,592         354,810       3,171,284       9,421,681     16,454,232
    Cost of investments sold                (168,859)      (490,291)       (385,999)     (3,282,517)     (6,304,593)   (16,454,232)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           (27,928)       331,301         (31,189)       (111,233)      3,117,088             --
    Net realized gains (losses) on
      investments                            (27,928)       331,301          63,351         (16,523)      3,117,088             --

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (420,030)      (678,121)        (10,595)        479,274       1,076,464         13,591
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net         (447,958)      (346,820)         52,756         462,751       4,193,552         13,591
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $     (449,236)      (178,100)         55,059         479,677       3,704,811       (117,095)
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                           SFT             SFT             SFT             SFT            SFT
                                         ADVANTUS       ADVANTUS        ADVANTUS        ADVANTUS       ADVANTUS
                                        INDEX 400       INDEX 500       INTL BOND       MORTGAGE      REAL ESTATE       SFT IVY
                                         MC CL 2          CL 2            CL 2            CL 2           CL 2           GROWTH
                                      --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $           --             --              --              --              --             --
  Mortality, expense and
    administrative charges (note 3)         (396,293)    (1,232,224)       (128,735)       (166,951)       (328,595)    (1,254,766)
    Fees waived (note 3)                          --             --              --              --              --             --
                                      --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net          (396,293)    (1,232,224)       (128,735)       (166,951)       (328,595)    (1,254,766)
                                      --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                        --             --              --              --              --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    5,756,135     15,471,941       2,708,475       3,711,805       7,011,148     20,513,566
    Cost of investments sold              (2,709,045)    (6,416,452)     (1,803,734)     (2,715,675)     (4,230,007)   (17,461,703)
                                      --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                         3,047,090      9,055,489         904,741         996,130       2,781,141      3,051,863
    Net realized gains (losses) on
      investments                          3,047,090      9,055,489         904,741         996,130       2,781,141      3,051,863

  Net change in unrealized
    appreciation (depreciation) of
    investments                           11,868,846     18,154,061        (138,122)       (525,364)        130,439     (1,202,467)
                                      --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net       14,915,936     27,209,550         766,619         470,766       2,911,580      1,849,396
                                      --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   14,519,643     25,977,326         637,884         303,815       2,582,985        594,630
                                      ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                               SEGREGATED SUB-ACCOUNTS*
                                                        ---------------------------------------------------------------------
                                                            SFT IVY         SFT PYRAMIS
                                                           SMALL CAP           CORE           SFT T. ROWE
                                                            GROWTH          EQUITY CL 2       PRICE VALUE         TOTALS
                                                        ---------------  ----------------  ----------------  ----------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                         $            --                --                --        13,267,589
  Mortality, expense and administrative charges
    (note 3)                                                   (486,381)         (313,900)         (390,359)      (10,277,532)
    Fees waived (note 3)                                         23,394           104,369             9,939           137,702
                                                        ---------------  ----------------  ----------------  ----------------
    Investment income (loss) - net                             (462,987)         (209,531)         (380,420)        3,127,759
                                                        ---------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  - NET
  Realized gain distributions from underlying mutual
    fund                                                             --                --                --        64,451,856

  Realized gains (losses) on sales of investments
    Proceeds from sales                                       9,368,755         9,349,352         8,178,107       252,979,705
    Cost of investments sold                                 (8,178,408)       (8,360,993)       (7,562,649)     (241,144,726)
                                                        ---------------  ----------------  ----------------  ----------------
  Realized gains (losses) on sales of investments             1,190,347           988,359           615,458        11,834,979
    Net realized gains (losses) on investments                1,190,347           988,359           615,458        76,286,835

  Net change in unrealized appreciation
    (depreciation) of investments                            17,762,304         1,854,432         7,342,646        60,343,360
                                                        ---------------  ----------------  ----------------  ----------------

    Realized and unrealized gains (losses) on
      investments - net                                      18,952,651         2,842,791         7,958,104       136,630,195
                                                        ---------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                            $    18,489,664         2,633,260         7,577,684       139,757,954
                                                        ===============  ================  ================  ================


See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from November 21, 2016 through December 31, 2016.
(b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                       AM CENTURY      AM CENTURY      AMER FUNDS     AMER FUNDS      AMER FUNDS
                                       AB VPS INTL    VP INC & GRO     VP INFL PRO    IS GLBL BOND      IS GLBL       IS GLBL SM
                                        VALUE CL B        CL II           CL II           CL 2        GROWTH CL 2       CP CL 2
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $        6,830          46,875         61,304          (7,553)        11,480          (9,508)
  Net realized gains (losses) on
    investments                                8,726         573,676       (120,995)         28,732        114,760         148,481
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (13,564)       (842,713)       (64,725)        (99,748)       (70,573)       (192,848)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations             1,992        (222,162)      (124,416)        (78,569)        55,667         (53,875)

Policy transactions (notes 3 and 6)
  Policy purchase payments                   636,749         439,417        625,107         643,698      1,361,372       1,172,858
  Policy terminations, withdrawal
    payments and charges                    (468,562)       (624,816)      (711,929)       (272,319)      (431,489)       (516,739)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                   168,187        (185,399)       (86,822)        371,379        929,883         656,119
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets            170,179        (407,561)      (211,238)        292,810        985,550         602,244
Net assets at the beginning of year
  or period                                  275,220       3,751,031      4,131,133       1,641,512        933,733       1,534,175
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $      445,399       3,343,470      3,919,895       1,934,322      1,919,283       2,136,419
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $        2,302          78,749         55,711           2,366         10,998          (5,342)
  Net realized gains (losses) on
    investments                              (33,933)        169,251       (135,579)        (25,561)        47,046         274,639
  Net change in unrealized
    appreciation (depreciation) of
    investments                               24,418         288,363        221,608          60,164        (12,287)       (224,237)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations            (7,213)        536,363        141,740          36,969         45,757          45,060

Policy transactions (notes 3 and 6)
  Policy purchase payments                   381,562       3,425,526      1,511,684       1,923,227      1,519,806         692,251
  Policy terminations, withdrawal
    payments and charges                    (379,111)       (299,407)    (1,017,262)     (1,420,529)      (812,867)       (488,155)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                     2,451       3,126,119        494,422         502,698        706,939         204,096
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets             (4,762)      3,662,482        636,162         539,667        752,696         249,156
Net assets at the beginning of year
  or period                                  445,399       3,343,470      3,919,895       1,934,322      1,919,283       2,136,419
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $      440,637       7,005,952      4,556,057       2,473,989      2,671,979       2,385,575
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                      AMER FUNDS IS                   AMER SFUNDS IS AMER FUNDS IS   FIDELITY VIP
                                      AMER FUNDS IS   GROWTH-INC CL    AMER FUNDS       NEW WORLD     US GOVT/AAA    EQUITY-INCOME
                                       GROWTH CL 2          2         IS INTL CL 2        CL 2           CL 2             SC2
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       15,024          89,773         60,846          10,215          5,261       9,589,028
  Net realized gains (losses) on
    investments                            2,221,066       1,440,723        388,520         465,454          5,631        (688,445)
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,639,336)     (1,440,121)      (738,102)     (1,011,963)        (7,459)    (12,908,181)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           596,754          90,375       (288,736)       (536,294)         3,433      (4,007,598)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,513,985       2,979,492      2,218,867       2,692,363        305,218       2,843,521
  Policy terminations, withdrawal
    payments and charges                    (788,744)       (495,847)      (516,985)     (2,970,011)      (359,569)     (6,314,650)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                 1,725,241       2,483,645      1,701,882        (277,648)       (54,351)     (3,471,129)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets          2,321,995       2,574,020      1,413,146        (813,942)       (50,918)     (7,478,727)
Net assets at the beginning of year
  or period                                9,090,310       8,512,466      4,130,938      14,934,201        583,196      88,452,623
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   11,412,305      11,086,486      5,544,084      14,120,259        532,278      80,973,896
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       42,793         136,427         82,427          58,371         11,277       1,331,214
  Net realized gains (losses) on
    investments                            1,058,023       1,367,507        610,403        (162,749)        21,427       2,366,416
  Net change in unrealized
    appreciation (depreciation) of
    investments                               46,397        (194,979)      (425,846)        683,077        (37,701)      9,399,667
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,147,213       1,308,955        266,984         578,699         (4,997)     13,097,297

Policy transactions (notes 3 and 6)
  Policy purchase payments                 3,020,022       2,990,628      3,370,258       3,664,943      2,087,202       2,364,928
  Policy terminations, withdrawal
    payments and charges                    (844,175)       (614,699)      (449,796)     (1,095,072)    (1,370,946)     (9,714,366)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                 2,175,847       2,375,929      2,920,462       2,569,871        716,256      (7,349,438)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets          3,323,060       3,684,884      3,187,446       3,148,570        711,259       5,747,859
Net assets at the beginning of year
  or period                               11,412,305      11,086,486      5,544,084      14,120,259        532,278      80,973,896
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   14,735,365      14,771,370      8,731,530      17,268,829      1,243,537      86,721,755
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                        FRANKLIN        FRANKLIN       FRANKLIN      GOLDMAN SACHS
                                       FIDELITY VIP   FRANKLIN DEV       MUTUAL         SMALL CP       SM-MD CP        VI HQ FLT
                                       MID CAP SC2    MKTS VIP CL 2   SHS VIP CL 2    VAL VIP CL 2    GR VIP CL 2        RT SS
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $    6,740,181         434,262        311,845           8,913       (122,420)         (1,170)
  Net realized gains (losses) on
    investments                               99,639       4,296,783      1,226,223       1,062,422      5,733,387         (13,090)
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,932,981)    (10,814,053)    (2,144,829)     (1,453,398)    (6,279,655)         (4,598)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (1,093,161)     (6,083,008)      (606,761)       (382,063)      (668,688)        (18,858)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 1,458,128       3,165,761        601,369         958,477      1,522,733         313,900
  Policy terminations, withdrawal
    payments and charges                  (4,808,654)     (2,158,621)    (2,016,570)     (1,647,953)    (2,505,827)       (337,075)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (3,350,526)      1,007,140     (1,415,201)       (689,476)      (983,094)        (23,175)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,443,687)     (5,075,868)    (2,021,962)     (1,071,539)    (1,651,782)        (42,033)
Net assets at the beginning of year
  or period                               57,882,694      30,222,667     12,142,796       5,627,393     24,146,039       2,050,998
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   53,439,007      25,146,799     10,120,834       4,555,854     22,494,257       2,008,965
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (96,575)         88,320        153,272          15,201       (108,742)         10,919
  Net realized gains (losses) on
    investments                            3,360,831         177,047      1,223,103         149,974      2,134,130         (19,168)
  Net change in unrealized
    appreciation (depreciation) of
    investments                            2,461,026       4,022,538        124,878       1,319,613     (1,274,599)         19,394
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         5,725,282       4,287,905      1,501,253       1,484,788        750,789          11,145

Policy transactions (notes 3 and 6)
  Policy purchase payments                 1,636,370       2,813,441        430,664       4,268,192      1,891,458         623,447
  Policy terminations, withdrawal
    payments and charges                  (5,913,903)     (4,652,884)    (1,225,783)     (2,163,852)    (1,963,697)       (403,194)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (4,277,533)     (1,839,443)      (795,119)      2,104,340        (72,239)        220,253
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets          1,447,749       2,448,462        706,134       3,589,128        678,550         231,398
Net assets at the beginning of year
  or period                               53,439,007      25,146,799     10,120,834       4,555,854     22,494,257       2,008,965
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   54,886,756      27,595,261     10,826,968       8,144,982     23,172,807       2,240,363
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        INVESCO VI     INVESCO VI      INVESCO VI      INVESCO VI     INVESCO VI
                                        AMER VALUE     COMSTOCK SR    EQUITY & INC      GROWTH &      SM CAP EQTY    IVY VIP ASSET
                                          SR II            II             SR II         INC SR II        SR II         STRATEGY
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (10,727)         64,882         32,743           6,995        (13,421)        (67,502)
  Net realized gains (losses) on
    investments                              392,830         427,910        216,230          50,969        668,019       8,962,086
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (690,409)       (905,193)      (303,407)        (69,277)      (817,593)    (13,282,938)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (308,306)       (412,401)       (54,434)        (11,313)      (162,995)     (4,388,354)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 1,676,109         687,043        307,067          83,038        352,032       3,319,459
  Policy terminations, withdrawal
    payments and charges                    (885,362)     (1,048,383)      (241,304)        (32,897)      (511,162)     (7,920,645)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                   790,747        (361,340)        65,763          50,141       (159,130)     (4,601,186)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets            482,441        (773,741)        11,329          38,828       (322,125)     (8,989,540)
Net assets at the beginning of year
  or period                                2,064,096       5,969,917      1,750,446         282,994      2,759,252      53,272,682
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    2,546,537       5,196,176      1,761,775         321,822      2,437,127      44,283,142
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (10,484)         42,405         25,815           1,468        (12,338)         35,955
  Net realized gains (losses) on
    investments                               17,196         644,945         92,314          15,486        181,708      (2,717,064)
  Net change in unrealized
    appreciation (depreciation) of
    investments                              389,560         111,305        173,907          44,687        105,106       1,379,189
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           396,272         798,655        292,036          61,641        274,476      (1,301,920)

Policy transactions (notes 3 and 6)
  Policy purchase payments                   960,330         380,544        717,828         195,271        224,672       1,693,224
  Policy terminations, withdrawal
    payments and charges                    (537,586)       (792,655)      (174,390)        (63,395)      (279,217)    (11,997,816)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                   422,744        (412,111)       543,438         131,876        (54,545)    (10,304,592)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets            819,016         386,544        835,474         193,517        219,931     (11,606,512)
Net assets at the beginning of year
  or period                                2,546,537       5,196,176      1,761,775         321,822      2,437,127      44,283,142
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    3,365,553       5,582,720      2,597,249         515,339      2,657,058      32,676,630
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP
                                         IVY VIP      IVY VIP CORE    IVY VIP GLBL       GLOBAL      IVY VIP HIGH    IVY VIP INTL
                                         BALANCED        EQUITY        NATURAL RES       GROWTH         INCOME        CORE EQUITY
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      502,059         (24,547)       (23,598)         (8,039)       772,128       1,304,040
  Net realized gains (losses) on
    investments                           18,308,927       3,078,012       (207,527)        986,995        (52,482)     20,946,470
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (19,753,127)     (3,294,428)    (1,173,479)       (647,600)    (1,638,425)    (24,069,987)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (942,141)       (240,963)    (1,404,604)        331,356       (918,779)     (1,819,477)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,416,790       2,160,732      2,348,160         747,217      1,019,540       3,158,637
  Policy terminations, withdrawal
    payments and charges                 (10,061,742)     (1,655,078)    (2,263,143)     (1,494,386)    (1,571,148)    (11,372,661)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (7,644,952)        505,654         85,017        (747,169)      (551,608)     (8,214,024)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (8,587,093)        264,691     (1,319,587)       (415,813)    (1,470,387)    (10,033,501)
Net assets at the beginning of year
  or period                              126,128,760      16,694,427      6,225,728      10,973,407     13,812,067     162,899,976
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  117,541,667      16,959,118      4,906,141      10,557,594     12,341,680     152,866,475
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      994,519          (7,058)        20,597         (27,031)       875,198       1,254,254
  Net realized gains (losses) on
    investments                           17,000,629       2,040,721     (1,240,865)        374,379       (363,060)     (2,254,537)
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (16,360,696)     (1,546,545)     2,664,455        (731,564)     1,384,647       1,593,193
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,634,452         487,118      1,444,187        (384,216)     1,896,785         592,910

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,195,563         680,391      4,519,906         613,052      1,745,732       3,087,391
  Policy terminations, withdrawal
    payments and charges                  (9,548,728)     (2,531,070)    (3,017,914)     (1,302,622)    (1,687,457)    (11,738,412)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (7,353,165)     (1,850,679)     1,501,992        (689,570)        58,275      (8,651,021)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,718,713)     (1,363,561)     2,946,179      (1,073,786)     1,955,060      (8,058,111)
Net assets at the beginning of year
  or period                              117,541,667      16,959,118      4,906,141      10,557,594     12,341,680     152,866,475
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  111,822,954      15,595,557      7,852,320       9,483,808     14,296,740     144,808,364
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         IVY VIP                         IVY VIP         IVY VIP
                                        MICRO CAP      IVY VIP MID      SCIENCE &       SMALL CAP                     JANUS ASPEN
                                          GROWTH       CAP GROWTH         TECH            VALUE      IVY VIP VALUE    BALANCED SS
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (101,834)        (19,259)       (75,906)       (254,697)       188,948          73,775
  Net realized gains (losses) on
    investments                            3,642,747         543,161      1,898,222       5,308,418      9,643,960         377,970
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,483,136)       (747,686)    (2,431,736)     (8,758,231)   (12,757,752)       (452,747)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (1,942,223)       (223,784)      (609,420)     (3,704,510)    (2,924,844)         (1,002)

Policy transactions (notes 3 and 6)
  Policy purchase payments                   663,904         501,204      4,379,559       1,074,008        861,959         815,647
  Policy terminations, withdrawal
    payments and charges                  (2,585,271)       (996,816)    (3,388,059)     (5,295,757)    (5,594,702)       (840,021)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (1,921,367)       (495,612)       991,500      (4,221,749)    (4,732,743)        (24,374)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (3,863,590)       (719,396)       382,080      (7,926,259)    (7,657,587)        (25,376)
Net assets at the beginning of year
  or period                               21,471,051       4,061,535     14,392,214      65,263,162     69,995,951       8,216,053
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   17,607,461       3,342,139     14,774,294      57,336,903     62,338,364       8,190,677
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (83,728)        (16,322)       (64,646)        (61,237)       434,658         136,542
  Net realized gains (losses) on
    investments                            1,967,876         185,789        754,101       5,616,981      6,410,344         133,240
  Net change in unrealized
    appreciation (depreciation) of
    investments                              219,538          11,610       (655,882)      9,636,698       (778,301)        123,536
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         2,103,686         181,077         33,573      15,192,442      6,066,701         393,318

Policy transactions (notes 3 and 6)
  Policy purchase payments                   506,072         349,980      1,795,211       3,258,470        613,524       2,239,793
  Policy terminations, withdrawal
    payments and charges                  (1,703,493)       (499,614)    (5,216,686)     (9,373,623)    (6,053,994)       (895,393)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (1,197,421)       (149,634)    (3,421,475)     (6,115,153)    (5,440,470)      1,344,400
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets            906,265          31,443     (3,387,902)      9,077,289        626,231       1,737,718
Net assets at the beginning of year
  or period                               17,607,461       3,342,139     14,774,294      57,336,903     62,338,364       8,190,677
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   18,513,726       3,373,582     11,386,392      66,414,192     62,964,595       9,928,395
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN     MFS VIT II     MFS VIT MID     MORGSTANLEY
                                       JANUS ASPEN     JANUS ASPEN     PERK MID CP    INTL VALUE SC   CAP GROWTH      UIF EMG MK
                                         FORTY SS      OVERSEAS SS       VAL SS            (a)          SER SS          EQ CL 2
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (253,426)          5,559         19,667           4,045        (10,536)         16,956
  Net realized gains (losses) on
    investments                           11,065,822       1,988,990        451,895           1,200        417,693          24,054
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (5,432,050)     (7,366,941)      (625,354)        (11,173)      (350,489)       (719,758)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         5,380,346      (5,372,392)      (153,792)         (5,928)        56,668        (678,748)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 3,542,719       4,713,238        428,566         745,794      1,336,119       1,734,935
  Policy terminations, withdrawal
    payments and charges                  (5,075,314)     (6,028,006)      (785,268)        (20,673)      (574,300)     (1,091,803)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (1,532,595)     (1,314,768)      (356,702)        725,121        761,819         643,132
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets          3,847,751      (6,687,160)      (510,494)        719,193        818,487         (35,616)
Net assets at the beginning of year
  or period                               48,180,766      60,633,887      4,009,588              --      1,567,737       5,424,152
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   52,028,517      53,946,727      3,499,094         719,193      2,386,224       5,388,536
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (240,530)      2,084,360         15,796          10,565        (12,167)         (3,757)
  Net realized gains (losses) on
    investments                            5,169,916         129,272        483,453          25,628        253,760        (174,851)
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,375,091)     (6,005,985)       155,639          (5,335)      (131,224)        492,804
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           554,295      (3,792,353)       654,888          30,858        110,369         314,196

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,371,800       4,722,176        815,517       1,282,198        630,736       1,426,905
  Policy terminations, withdrawal
    payments and charges                  (7,719,672)     (4,475,969)      (699,614)       (189,633)      (773,924)     (1,232,686)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (5,347,872)        246,207        115,903       1,092,565       (143,188)        194,219
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,793,577)     (3,546,146)       770,791       1,123,423        (32,819)        508,415
Net assets at the beginning of year
  or period                               52,028,517      53,946,727      3,499,094         719,193      2,386,224       5,388,536
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   47,234,940      50,400,581      4,269,885       1,842,616      2,353,405       5,896,951
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                      MORNINGSTAR
                                       MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR       INC &         NEUBERGER
                                       AGGR GROWTH      BALANCED      CONSERVATIVE     GROWTH ETF     GROWTH ETF      BERMAN SOC
                                         ETF II          ETF II          ETF II            II             II           RESP S CL
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       60,853          65,112         16,032         120,271         13,196          (2,524)
  Net realized gains (losses) on
    investments                            1,022,009         286,537         45,537         335,416         73,406         264,515
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,362,635)       (552,597)      (100,971)       (917,635)      (119,723)       (261,470)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (279,773)       (200,948)       (39,402)       (461,948)       (33,121)            521

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,173,431         696,076        126,997       3,500,072        123,983         271,792
  Policy terminations, withdrawal
    payments and charges                  (3,301,896)       (841,312)      (356,506)       (837,411)      (449,196)       (616,681)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (1,128,465)       (145,236)      (229,509)      2,662,661       (325,213)       (344,889)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,408,238)       (346,184)      (268,911)      2,200,713       (358,334)       (344,368)
Net assets at the beginning of year
  or period                               10,160,326       7,397,469      2,375,899      12,133,457      1,492,380       1,696,878
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,752,088       7,051,285      2,106,988      14,334,170      1,134,046       1,352,510
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       57,075          78,923         21,796         139,434         14,335             261
  Net realized gains (losses) on
    investments                              864,610         399,720         44,836         779,123         62,066          61,340
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (34,909)         32,330         19,918         368,567        (10,409)         65,640
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           886,776         510,973         86,550       1,287,124         65,992         127,241

Policy transactions (notes 3 and 6)
  Policy purchase payments                 1,259,763         409,363        172,842         956,073         55,158         410,621
  Policy terminations, withdrawal
    payments and charges                  (2,571,420)     (1,144,730)      (228,352)     (1,562,109)       (51,291)       (201,765)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (1,311,657)       (735,367)       (55,510)       (606,036)         3,867         208,856
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (424,881)       (224,394)        31,040         681,088         69,859         336,097
Net assets at the beginning of year
  or period                                8,752,088       7,051,285      2,106,988      14,334,170      1,134,046       1,352,510
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,327,207       6,826,891      2,138,028      15,015,258      1,203,905       1,688,607
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       OPPENHEIMER     OPPENHEIMER      PIMCO VIT       PIMCO VIT      PUTNAM VT       PUTNAM VT
                                        INTL GROW       MS SM CAP     LOW DUR PORT    TOTAL RETURN   EQUITY INCOME    GROWTH AND
                                          VA SS           VA SS          ADV CL          ADV CL          CL IB         INC CL IB
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      144,712           2,197        164,797         969,494         64,523          12,638
  Net realized gains (losses) on
    investments                            5,139,348         176,407        (29,527)        232,482        344,731          28,647
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,373,900)       (263,908)      (148,376)     (1,244,945)      (615,888)       (130,710)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           910,160         (85,304)       (13,106)        (42,969)      (206,634)        (89,425)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 3,276,309         613,944        822,492       4,578,972        651,339         378,079
  Policy terminations, withdrawal
    payments and charges                  (9,916,582)       (443,308)    (1,522,561)     (3,008,864)      (866,188)       (118,264)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (6,640,273)        170,636       (700,069)      1,570,108       (214,849)        259,815
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,730,113)         85,332       (713,175)      1,527,139       (421,483)        170,390
Net assets at the beginning of year
  or period                               31,698,194       1,298,734      6,261,708      21,088,924      6,094,093         912,351
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   25,968,081       1,384,066      5,548,533      22,616,063      5,672,610       1,082,741
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       86,590          (4,049)        47,877         323,414         79,142          13,697
  Net realized gains (losses) on
    investments                              436,266         (65,955)       (60,306)       (226,464)       520,954          42,570
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,156,640)        339,825         55,855         374,381         70,985         113,714
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (633,784)        269,821         43,426         471,331        671,081         169,981

Policy transactions (notes 3 and 6)
  Policy purchase payments                 1,742,731         829,446        998,665       2,353,834        696,573         275,816
  Policy terminations, withdrawal
    payments and charges                  (6,225,984)       (576,810)    (1,214,896)     (4,743,953)    (1,201,122)       (159,151)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (4,483,253)        252,636       (216,231)     (2,390,119)      (504,549)        116,665
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,117,037)        522,457       (172,805)     (1,918,788)       166,532         286,646
Net assets at the beginning of year
  or period                               25,968,081       1,384,066      5,548,533      22,616,063      5,672,610       1,082,741
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   20,851,044       1,906,523      5,375,728      20,697,275      5,839,142       1,369,387
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT         SFT        SFT ADVANTUS
                                        GROWTH OPP     INTER EQ CL      MULTI-CAP     VOYAGER CL IB    ADVANTUS       GOVT MONEY
                                        CL IB (b)          IB           GRO CL IB          (c)         BOND CL 2        MARKET
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $           --          44,897            542          19,465       (508,532)       (133,225)
  Net realized gains (losses) on
    investments                                   --         334,026         73,410         817,368      2,475,533              --
  Net change in unrealized
    appreciation (depreciation) of
    investments                                   --        (385,918)       (69,102)     (1,029,461)    (2,264,033)             --
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations                --          (6,995)         4,850        (192,628)      (297,032)       (133,225)

Policy transactions (notes 3 and 6)
  Policy purchase payments                        --         765,646        358,726         418,522      2,822,113      10,135,015
  Policy terminations, withdrawal
    payments and charges                          --        (755,775)      (524,030)     (1,394,152)    (7,494,110)     (6,354,639)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                        --           9,871       (165,304)       (975,630)    (4,671,997)      3,780,376
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets                 --           2,876       (160,454)     (1,168,258)    (4,969,029)      3,647,151
Net assets at the beginning of year
  or period                                       --       6,230,479      1,220,213       3,723,292    103,055,002      25,380,544
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $           --       6,233,355      1,059,759       2,555,034     98,085,973      29,027,695
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       (1,278)        168,720          2,303          16,926       (488,741)       (130,686)
  Net realized gains (losses) on
    investments                              (27,928)        331,301         63,351         (16,523)     3,117,088              --
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (420,030)       (678,121)       (10,595)        479,274      1,076,464          13,591
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (449,236)       (178,100)        55,059         479,677      3,704,811        (117,095)

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,720,735         457,245        168,109         131,459      4,244,480      11,626,706
  Policy terminations, withdrawal
    payments and charges                    (140,318)       (809,052)      (352,380)     (3,166,170)    (9,083,480)    (16,375,522)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                 2,580,417        (351,807)      (184,271)     (3,034,711)    (4,839,000)     (4,748,816)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets          2,131,181        (529,907)      (129,212)     (2,555,034)    (1,134,189)     (4,865,911)
Net assets at the beginning of year
  or period                                       --       6,233,355      1,059,759       2,555,034     98,085,973      29,027,695
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    2,131,181       5,703,448        930,547              --     96,951,784      24,161,784
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                           SFT             SFT             SFT             SFT            SFT
                                         ADVANTUS       ADVANTUS        ADVANTUS        ADVANTUS       ADVANTUS
                                        INDEX 400       INDEX 500       INTL BOND       MORTGAGE         REAL           SFT IVY
                                         MC CL 2          CL 2            CL 2            CL 2        ESTATE CL 2       GROWTH
                                      --------------  --------------  -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (401,262)     (1,234,253)      (144,093)       (175,110)      (289,288)     (1,375,950)
  Net realized gains (losses) on
    investments                            4,308,736      10,064,866        945,142       1,156,168      2,186,183       4,173,747
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (6,245,469)     (7,824,141)    (2,149,264)       (122,915)       637,166      13,985,225
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (2,337,995)      1,006,472     (1,348,215)        858,143      2,534,061      16,783,022

Policy transactions (notes 3 and 6)
  Policy purchase payments                 2,953,811       6,561,252      1,328,171         972,385     12,721,916       1,708,714
  Policy terminations, withdrawal
    payments and charges                  (7,879,571)    (16,790,982)    (2,548,958)     (3,453,301)    (7,335,273)    (25,465,551)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                (4,925,760)    (10,229,730)    (1,220,787)     (2,480,916)     5,386,643     (23,756,837)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (7,263,755)     (9,223,258)    (2,569,002)     (1,622,773)     7,920,704      (6,973,815)
Net assets at the beginning of year
  or period                               81,826,132     250,191,418     29,694,260      35,682,512     57,694,153     274,104,240
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   74,562,377     240,968,160     27,125,258      34,059,739     65,614,857     267,130,425
                                      ==============  ==============  =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (396,293)     (1,232,224)      (128,735)       (166,951)      (328,595)     (1,254,766)
  Net realized gains (losses) on
    investments                            3,047,090       9,055,489        904,741         996,130      2,781,141       3,051,863
  Net change in unrealized
    appreciation (depreciation) of
    investments                           11,868,846      18,154,061       (138,122)       (525,364)       130,439      (1,202,467)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        14,519,643      25,977,326        637,884         303,815      2,582,985         594,630

Policy transactions (notes 3 and 6)
  Policy purchase payments                 5,125,967      11,942,575      1,042,702       1,308,697      3,704,005       2,169,239
  Policy terminations, withdrawal
    payments and charges                  (5,499,244)    (14,726,872)    (2,618,786)     (3,593,145)    (6,784,703)    (19,448,186)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from policy transactions                  (373,277)     (2,784,297)    (1,576,084)     (2,284,448)    (3,080,698)    (17,278,947)
                                      --------------  --------------  -------------   -------------  -------------   -------------
Increase (decrease) in net assets         14,146,366      23,193,029       (938,200)     (1,980,633)      (497,713)    (16,684,317)
Net assets at the beginning of year
  or period                               74,562,377     240,968,160     27,125,258      34,059,739     65,614,857     267,130,425
                                      --------------  --------------  -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   88,708,743     264,161,189     26,187,058      32,079,106     65,117,144     250,446,108
                                      ==============  ==============  =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2016 and 2015

                                                             SEGREGATED SUB-ACCOUNTS*
                                     -------------------------------------------------------------------------
                                      SFT IVY SMALL       SFT PYRAMIS        SFT T. ROWE
                                        CAP GROWTH      CORE EQUITY CL 2     PRICE VALUE           TOTALS
                                     ----------------   ----------------   ----------------   ----------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net     $       (446,792)          (230,405)          (388,545)        15,748,241
  Net realized gains (losses) on
    investments                             1,102,205          1,010,745            625,296        143,327,197
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (4,374,921)          (375,934)        (2,278,254)      (182,031,542)
                                     ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net
  assets resulting from operations         (3,719,508)           404,406         (2,041,503)       (22,956,104)

Policy transactions (notes 3 and 6)
  Policy purchase payments                  1,508,680          1,211,954          3,043,951        129,250,833
  Policy terminations, withdrawal
    payments and charges                  (10,204,424)        (8,421,127)        (8,495,988)      (228,676,911)
                                     ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets
  from policy transactions                 (8,695,744)        (7,209,173)        (5,452,037)       (99,426,078)
                                     ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets         (12,415,252)        (6,804,767)        (7,493,540)      (122,382,182)
Net assets at the beginning of year
  or period                               105,792,773         74,293,350         87,180,685      2,214,772,439
                                     ----------------   ----------------   ----------------   ----------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                             $     93,377,521         67,488,583         79,687,145      2,092,390,257
                                     ================   ================   ================   ================

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net     $       (462,987)          (209,531)          (380,420)         3,127,759
  Net realized gains (losses) on
    investments                             1,190,347            988,359            615,458         76,286,835
  Net change in unrealized
    appreciation (depreciation) of
    investments                            17,762,304          1,854,432          7,342,646         60,343,360
                                     ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net
  assets resulting from operations         18,489,664          2,633,260          7,577,684        139,757,954

Policy transactions (notes 3 and 6)
  Policy purchase payments                  2,576,012          1,359,267          2,546,409        136,926,387
  Policy terminations, withdrawal
    payments and charges                   (8,984,313)        (9,192,232)        (7,916,534)      (245,907,781)
                                     ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets
  from policy transactions                 (6,408,301)        (7,832,965)        (5,370,125)      (108,981,394)
                                     ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets          12,081,363         (5,199,705)         2,207,559         30,776,560
Net assets at the beginning of year
  or period                                93,377,521         67,488,583         79,687,145      2,092,390,257
                                     ----------------   ----------------   ----------------   ----------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                             $    105,458,884         62,288,878         81,894,704      2,123,166,817
                                     ================   ================   ================   ================

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of sixty-eight segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

    The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

    Variable Life policy owners allocate their purchase payments to one or more of the sixty-eight segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

    - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
    - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
    - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
    - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
    - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
    - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
    - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)
    - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
    - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)
    - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
    - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
    - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
    - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
    - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund - Class 2 (Franklin Mutual Shs VIP Cl 2)
    - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund - Class 2 (Franklin Small Cp Val VIP Cl 2)
    - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund - Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
    - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund - Class 2 (Franklin Dev Mkts VIP Cl 2)
    - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
    - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
    -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
        II)
    - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
    - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
    - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
    -   Ivy VIP - Asset Strategy (Ivy VIP Asset Strategy)
    -   Ivy VIP - Balanced (Ivy VIP Balanced)
    -   Ivy VIP - Core Equity (Ivy VIP Core Equity)
    -   Ivy VIP - Global Growth (Ivy VIP Global Growth)
    -   Ivy VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
    -   Ivy VIP - High Income (Ivy VIP High Income)
    -   Ivy VIP - International Core Equity (Ivy VIP Intl Core Equity)
    -   Ivy VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
    -   Ivy VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

    -   Ivy VIP - Science and Technology (Ivy VIP Science & Tech)
    -   Ivy VIP - Small Cap Value (Ivy VIP Small Cap Value)
    -   Ivy VIP - Value (Ivy VIP Value)
    - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)
    -   Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty
        SS)
    - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
    - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)
    - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
    - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
    - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
    - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
    - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
    - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
    - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
    - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (NeubergerBerman Soc Resp S Cl)
    - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
    - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
    - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
    - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
    - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
    - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)
    - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
    - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
    - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
    - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
    - Securian Funds Trust - SFT Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
    - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
    - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
    - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
    - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
    - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
    -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
    - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
    - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)
    - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
    - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl
        2)

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

    The following sub-accounts merged during 2016:

    CLOSED PORTFOLIO                                            RECEIVING PORTFOLIO                      EFFECTIVE DATE
    ---------------------------------------------    -------------------------------------------    -------------------------
    Putnam VT Voyager Fund - Class IB Shares         Putnam VT Growth Opportunities Fund -             November 21, 2016
                                                     Class IB Shares

    The following sub-accounts had a name change during 2015 or 2016:

    FORMER NAME                                                    CURRENT NAME                         EFFECTIVE DATE
    ---------------------------------------------    -------------------------------------------    -----------------------
    Ivy Funds VIP - International Growth             Ivy Funds VIP - Global Growth                      January 2, 2015

    AllianceBernstein VPS International Value        AB VPS International Value Portfolio -               May 1, 2015
    Portfolio - Class B Shares                       Class B Shares

    MFS(R) VIT - Mid Cap Growth Series - Service     MFS(R) VIT - Mid Cap Growth Series -                 May 1, 2015
    Shares                                           Service Class

    ALPS VIT Ibbotson Aggressive Growth ETF          Morningstar Aggressive Growth ETF Asset            April 29, 2016
    Asset Allocation Portfolio - Class II Shares     Allocation Portfolio - Class II Shares

    ALPS VIT Ibbotson Balanced ETF Asset             Morningstar Balanced ETF Asset Allocation          April 29, 2016
    Allocation Portfolio - Class II Shares           Portfolio - Class II Shares

    ALPS VIT Ibbotson Conservative ETF Asset         Morningstar Conservative ETF Asset                 April 29, 2016
    Allocation Portfolio - Class II Shares           Allocation Portfolio - Class II Shares

    ALPS VIT Ibbotson Growth ETF Asset               Morningstar Growth ETF Asset Allocation            April 29, 2016
    Allocation Portfolio - Class II Shares           Portfolio - Class II  Shares

    ALPS VIT Ibbotson Income and Growth ETF          Morningstar Income and Growth Asset                April 29, 2016
    Asset Allocation Portfolio - Class II Shares     Allocation Portfolio - Class II Shares

    Ivy Funds VIP - Asset Strategy                   Ivy  VIP - Asset Strategy                        September 30, 2016

    Ivy Funds VIP - Balanced                         Ivy  VIP - Balanced                              September 30, 2016

    Ivy Funds VIP - Core Equity                      Ivy  VIP - Core Equity                           September 30, 2016

    Ivy Funds VIP - Global Growth                    Ivy  VIP - Global Growth                         September 30, 2016

    Ivy Funds VIP - Global Natural Resources         Ivy VIP - Global Natural Resources               September 30, 2016

    Ivy Funds VIP - High Income                      Ivy VIP - High Income                            September 30, 2016

    Ivy Funds VIP - International Core Equity        Ivy VIP - International Core Equity              September 30, 2016

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

    FORMER NAME                                                    CURRENT NAME                         EFFECTIVE DATE
    ---------------------------------------------    -------------------------------------------    -----------------------
    Ivy Funds VIP - Micro Cap Growth                 Ivy VIP - Micro Cap Growth                       September 30, 2016

    Ivy Funds VIP - Mid Cap Growth                   Ivy VIP - Mid Cap Growth                         September 30, 2016

    Ivy Funds VIP - Science and Technology           Ivy VIP - Science and Technology                 September 30, 2016

    Ivy Funds VIP - Small Cap Value                  Ivy VIP - Small Cap Value                        September 30, 2016

    Ivy Funds VIP - Value                            Ivy VIP - Value                                  September 30, 2016

    The following sub-accounts were added to the Account in 2015:

    SUB-ACCOUNT                                                                                         EFFECTIVE DATE
    --------------------------------------------------------------------------------------------    ------------------------
    MFS(R) VIT II - International Value Portfolio - Service Class                                         May 1, 2015

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub-accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from the net assets of the Account. This is charged through the daily unit value calculation.

    Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

    A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00% may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2016 and 2015 amounted to $13,017,825 and $13,999,891, respectively.

    An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2016 and 2015 amounted to $116,743 and $178,773, respectively.

    A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2016 and 2015 amounted to $1,887,570 and $2,057,636, respectively.

    A face amount guarantee charge of 1.50% is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2016 and 2015 amounted to $955,638 and $1,045,253, respectively.

    A federal tax charge of 1.25% is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2016 and 2015 amounted to $125,650 and $137,342, respectively.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

    The following charges are associated with Variable Adjustable Life Horizon. A first-year sales charge of 44% is assessed against premium, and a premium charge of 6% is charged on all renewal premiums. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount. A premium charge of 5.75% is charged on all non-repeating premiums associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor.

    In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The monthly administration charge is $5 for Variable Adjustable Life policies and $10 for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

    The total of cash value charges for the years or periods ended December 31, 2016 and 2015 for each segregated sub-account are as follows:

    SUB-ACCOUNT                                                        2016             2015
    -----------------------------------------------------------   --------------   --------------
    AB VPS Intl Value Cl B                                        $       14,380   $       16,819
    Am Century VP Inc & Gro Cl II                                        159,760          111,426
    Am Century VP Infl Pro Cl II                                         207,624          223,918
    Amer Funds IS Glbl Bond Cl 2                                          67,559           48,902
    Amer Funds IS Glbl Growth Cl 2                                        81,159           46,196
    Amer Funds IS Glbl Sm Cp Cl 2                                         61,214           45,750
    Amer Funds IS Growth Cl 2                                            280,741          212,037
    Amer Funds IS Growth-Inc Cl 2                                        444,972          323,380
    Amer Funds IS Intl Cl 2                                              157,336          114,428
    Amer Funds IS New World Cl 2                                         566,928          425,417
    Amer Funds IS US Govt/AAA Cl 2                                        37,933           19,961
    Fidelity VIP Equity-Income SC2                                     2,938,966        3,128,691
    Fidelity VIP Mid Cap SC2                                           1,623,597        1,746,722
    Franklin Dev Mkts VIP Cl 2                                         1,005,405        1,073,429
    Franklin Mutual Shs VIP Cl 2                                         387,488          466,990
    Franklin Small Cp Val VIP Cl 2                                       190,990          184,106
    Franklin Sm-Md Cp Gr VIP Cl 2                                        618,706          674,358

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

    SUB-ACCOUNT                                                        2016             2015
    -----------------------------------------------------------   --------------   --------------
    Goldman Sachs VI HQ Flt Rt SS                                 $      101,857   $      106,249
    Invesco VI Amer Value Sr II                                           64,969           47,894
    Invesco VI Comstock Sr II                                            214,367          232,686
    Invesco VI Equity & Inc Sr II                                         63,781           50,350
    Invesco VI Growth & Inc Sr II                                          8,830            9,079
    Invesco VI Sm Cap Eqty Sr II                                         101,404          108,940
    Ivy VIP Asset Strategy                                             1,733,263        2,162,769
    Ivy VIP Balanced                                                   4,165,991        4,197,484
    Ivy VIP Core Equity                                                  437,998          470,052
    Ivy VIP Glbl Natural Res                                             188,721          168,315
    Ivy VIP Global Growth                                                366,304          419,447
    Ivy VIP High Income                                                  560,421          594,910
    Ivy VIP Intl Core Equity                                           5,018,414        5,528,326
    Ivy VIP Micro Cap Growth                                             459,099          510,808
    Ivy VIP Mid Cap Growth                                               154,268          160,009
    Ivy VIP Science & Tech                                               500,093          546,907
    Ivy VIP Small Cap Value                                            1,946,113        1,992,581
    Ivy VIP Value                                                      2,082,290        2,157,706
    Janus Aspen Balanced SS                                              296,968          266,314
    Janus Aspen Forty SS                                               1,416,431        1,483,891
    Janus Aspen Overseas SS                                            1,943,725        2,338,718
    Janus Aspen Perk Mid Cp Val SS                                       143,242          135,879
    MFS VIT II Intl Value SC (a)                                          36,573            7,045
    MFS VIT Mid Cap Growth Ser SC                                         60,521           49,230
    MorgStanley UIF Emg Mk Eq Cl 2                                       160,755          164,432
    Morningstar Aggr Growth ETFII                                        163,159          167,411
    Morningstar Balanced ETFII                                           321,346          329,290
    Morningstar Conservative ETFII                                       107,060          110,199
    Morningstar Growth ETFII                                             394,967          375,383
    Morningstar Inc & Growth ETFII                                        44,962           55,089
    NeubergerBerman Soc Resp S Cl                                         26,062           18,613
    Oppenheimer Intl Grow VA SS                                          856,134          936,257
    Oppenheimer MS Sm Cap VA SS                                           43,014           31,823
    PIMCO VIT Low Dur Port Adv Cl                                        209,113          222,388
    PIMCO VIT Total Return Adv Cl                                        943,459          948,530
    Putnam VT Equity Income Cl IB                                        207,049          220,983
    Putnam VT Growth and Inc Cl IB                                        38,741           35,183
    Putnam VT Growth Opp Cl IB (b)                                        11,223               --
    Putnam VT Inter Eq Cl IB                                             166,373          185,074
    Putnam VT Multi-Cap Gro Cl IB                                         27,226           31,415
    Putnam VT Voyager Cl IB (c)                                           60,766           82,957
    SFT Advantus Bond Cl 2                                             4,266,532        4,455,343
    SFT Advantus Govt Money Market                                     1,152,470        1,263,490
    SFT Advantus Index 400 MC Cl 2                                     2,655,110        2,746,400

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

    SUB-ACCOUNT                                                        2016             2015
    -----------------------------------------------------------   --------------   --------------
    SFT Advantus Index 500 Cl 2                                   $    7,730,786   $    7,620,740
    SFT Advantus Intl Bond Cl 2                                        1,080,690        1,178,282
    SFT Advantus Mortgage Cl 2                                         1,383,228        1,403,411
    SFT Advantus Real Estate Cl 2                                      2,039,042        1,994,740
    SFT Ivy Growth                                                     9,277,189        9,871,372
    SFT Ivy Small Cap Growth                                           3,171,678        3,318,397
    SFT Pyramis Core Equity Cl 2                                       1,975,212        2,266,501
    SFT T. Rowe Price Value                                            3,017,507        3,384,515

--------
    (a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
    (b) For the period from November 21, 2016 through December 31, 2016.
    (c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.

    To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

    On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

    - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

    - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

    -   Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares
        - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

    These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(4) FAIR VALUE MEASUREMENTS

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
    820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2016. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

        Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

        Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    As of December 31, 2016, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(5) INVESTMENT TRANSACTIONS

    The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2016 were as follows:

                                                   PURCHASES          SALES
                                                --------------   --------------
    AB VPS Intl Value Cl B                      $      385,090   $      380,336
    Am Century VP Inc & Gro Cl II                    3,578,715          308,925
    Am Century VP Infl Pro Cl II                     1,607,010        1,027,541
    Amer Funds IS Glbl Bond Cl 2                     1,934,839        1,425,317
    Amer Funds IS Glbl Growth Cl 2                   1,715,641          817,339
    Amer Funds IS Glbl Sm Cp Cl 2                    1,102,814          492,009
    Amer Funds IS Growth Cl 2                        4,151,778          867,219
    Amer Funds IS Growth-Inc Cl 2                    4,464,602          639,010
    Amer Funds IS Intl Cl 2                          4,046,507          459,332
    Amer Funds IS New World Cl 2                     3,759,134        1,130,892
    Amer Funds IS US Govt/AAA Cl 2                   2,116,257        1,373,388
    Fidelity VIP Equity-Income SC2                   9,370,589       10,023,885
    Fidelity VIP Mid Cap SC2                         5,049,447        6,110,678
    Franklin Dev Mkts VIP Cl 2                       2,988,097        4,739,220
    Franklin Mutual Shs VIP Cl 2                     1,454,674        1,255,201
    Franklin Small Cp Val VIP Cl 2                   5,106,719        2,174,774
    Franklin Sm-Md Cp Gr VIP Cl 2                    4,379,043        2,032,060
    Goldman Sachs VI HQ Flt Rt SS                      639,194          408,022
    Invesco VI Amer Value Sr II                      1,113,721          542,325
    Invesco VI Comstock Sr II                          844,239          805,885
    Invesco VI Equity & Inc Sr II                      817,099          178,693
    Invesco VI Growth & Inc Sr II                      231,409           64,368
    Invesco VI Sm Cap Eqty Sr II                       408,366          285,244
    Ivy VIP Asset Strategy                           1,873,047       12,141,684
    Ivy VIP Balanced                                20,457,454        9,995,007
    Ivy VIP Core Equity                              2,677,229        2,578,847
    Ivy VIP Glbl Natural Res                         4,554,653        3,032,065
    Ivy VIP Global Growth                              896,142        1,327,850
    Ivy VIP High Income                              2,662,281        1,728,808
    Ivy VIP Intl Core Equity                         6,483,232       12,290,303
    Ivy VIP Micro Cap Growth                         2,257,396        1,757,699
    Ivy VIP Mid Cap Growth                             524,162          506,791
    Ivy VIP Science & Tech                           2,312,901        5,254,644
    Ivy VIP Small Cap Value                          8,525,057        9,600,360

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                   PURCHASES          SALES
                                                --------------   --------------
    Ivy VIP Value                               $    8,381,947   $    6,297,644
    Janus Aspen Balanced SS                          2,523,456          916,820
    Janus Aspen Forty SS                             9,018,516        7,882,595
    Janus Aspen Overseas SS                          8,580,421        4,641,361
    Janus Aspen Perk Mid Cp Val SS                   1,363,332          708,330
    MFS VIT II Intl Value SC                         1,328,867          191,411
    MFS VIT Mid Cap Growth Ser SC                      826,046          779,137
    MorgStanley UIF Emg Mk Eq Cl 2                   1,435,667        1,245,205
    Morningstar Aggr Growth ETF II                   1,716,734        2,581,882
    Morningstar Balanced ETF II                        833,501        1,165,645
    Morningstar Conservative ETF II                    258,495          236,247
    Morningstar Growth ETF II                        1,783,955        1,599,618
    Morningstar Inc & Growth ETF II                    135,384           55,552
    Neuberger Berman Soc Resp S Cl                     471,175          205,308
    Oppenheimer Intl Grow VA SS                      2,461,742        6,287,678
    Oppenheimer MS Sm Cap VA SS                        887,343          580,090
    PIMCO VIT Low Dur Port Adv Cl                    1,060,435        1,228,789
    PIMCO VIT Total Return Adv Cl                    2,742,681        4,809,386
    Putnam VT Equity Income Cl IB                      890,591        1,215,800
    Putnam VT Growth and Inc Cl IB                     326,625          161,672
    Putnam VT Growth Opp Cl IB (a)                   2,720,070          140,931
    Putnam VT Inter Eq Cl IB                           638,505          821,592
    Putnam VT Multi-Cap Gro Cl IB                      267,382          354,810
    Putnam VT Voyager Cl IB (b)                        248,210        3,171,284
    SFT Advantus Bond Cl 2                           4,093,940        9,421,681
    SFT Advantus Govt Money Market                  11,574,729       16,454,232
    SFT Advantus Index 400 MC Cl 2                   4,986,564        5,756,135
    SFT Advantus Index 500 Cl 2                     11,455,420       15,471,941
    SFT Advantus Intl Bond Cl 2                      1,003,656        2,708,475
    SFT Advantus Mortgage Cl 2                       1,260,406        3,711,805
    SFT Advantus Real Estate Cl 2                    3,601,856        7,011,148
    SFT Ivy Growth                                   1,979,853       20,513,566
    SFT Ivy Small Cap Growth                         2,497,468        9,368,755
    SFT Pyramis Core Equity Cl 2                     1,306,858        9,349,352
    SFT T. Rowe Price Value                          2,427,563        8,178,107

--------
    (a) For the period from November 21, 2016 through December 31, 2016
    (b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(6) UNIT ACTIVITY FROM POLICY TRANSACTIONS

    Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                            AM CENTURY     AM CENTURY     AMER FUNDS   AMER FUNDS IS  AMER FUNDS IS
                                            AB VPS INTL    VP INC & GRO   VP INFL PRO    IS GLBL BOND   GLBL GROWTH    GLBL SM CP
                                             VALUE CL B       CL II          CL II           CL 2           CL 2           CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014           254,708      1,484,904      3,625,173      1,588,282        699,923      1,302,771
  Policy purchase payments                       552,954        178,187        551,300        637,502        950,817        920,416
  Policy terminations, withdrawal payments
    and charges                                 (403,102)      (248,756)      (631,955)      (265,084)      (298,632)      (404,752)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015           404,560      1,414,335      3,544,518      1,960,700      1,352,108      1,818,435
  Policy purchase payments                       350,675      1,335,417      1,301,350      1,836,244      1,109,176        606,373
  Policy terminations, withdrawal payments
    and charges                                 (349,763)      (118,547)      (879,489)    (1,343,268)      (581,175)      (426,087)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016           405,472      2,631,205      3,966,379      2,453,676      1,880,109      1,998,721
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS     AMER FUNDS                    AMER FUNDS   AMER FUNDS IS   FIDELITY VIP
                                             IS GROWTH    IS GROWTH-INC    AMER FUNDS    IS NEW WORLD   US GOVT/AAA   EQUITY-INCOME
                                                CL 2           CL 2       IS INTL CL 2       CL 2           CL 2           SC2
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         6,332,022      5,458,827      3,814,876     15,273,996        537,516     41,489,928
  Policy purchase payments                     1,677,493      1,893,514      2,030,672      2,778,574        277,447      1,358,702
  Policy terminations, withdrawal payments
    and charges                                 (532,966)      (309,674)      (456,031)    (3,067,530)      (329,633)    (2,986,929)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         7,476,549      7,042,667      5,389,517     14,985,040        485,330     39,861,701
  Policy purchase payments                     1,930,747      1,792,875      3,288,428      3,651,943      1,863,549      1,111,598
  Policy terminations, withdrawal payments
    and charges                                 (546,152)      (379,364)      (438,399)    (1,138,882)    (1,222,706)    (4,523,588)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         8,861,144      8,456,178      8,239,546     17,498,101      1,126,173     36,449,711
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                            FRANKLIN       FRANKLIN     FRANKLIN SM-     GOLDMAN
                                            FIDELITY VIP   FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL    MD CP GR      SACHS VI HQ
                                            MID CAP SC2   MKTS VIP CL 2     VIP CL 2       VIP CL 2      VIP CL 2       FLT RT SS
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        13,317,583     11,987,462      5,089,995      3,481,863     16,006,506      1,858,817
  Policy purchase payments                       329,952      1,391,597        253,752        611,856        972,654        285,898
  Policy terminations, withdrawal payments
    and charges                               (1,086,182)      (911,076)      (858,678)    (1,034,777)    (1,583,511)      (307,123)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        12,561,353     12,467,983      4,485,069      3,058,942     15,395,649      1,837,592
  Policy purchase payments                       374,686      1,284,517        184,240      2,459,883      1,260,920        570,177
  Policy terminations, withdrawal payments
    and charges                               (1,351,203)    (2,043,721)      (514,526)    (1,297,066)    (1,355,227)      (368,728)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        11,584,836     11,708,779      4,154,783      4,221,759     15,301,342      2,039,041
                                           =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                             AMER VALUE      COMSTOCK     EQUITY & INC   GROWTH & INC   SM CAP EQTY   IVY VIP ASSET
                                                SR II         SR II          SR II          SR II          SR II         STRATEGY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         1,156,198      3,331,025        973,624        171,409      1,643,530     16,481,161
  Policy purchase payments                       938,819        388,165        171,151         51,082        208,531      1,057,536
  Policy terminations, withdrawal payments
    and charges                                 (513,404)      (612,946)      (133,802)       (19,874)      (304,280)    (2,516,341)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         1,581,613      3,106,244      1,010,973        202,617      1,547,781     15,022,356
  Policy purchase payments                       567,223        231,601        389,233        108,337        144,235        593,096
  Policy terminations, withdrawal payments
    and charges                                 (325,567)      (470,863)       (95,855)       (37,925)      (175,639)    (4,181,764)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         1,823,269      2,866,982      1,304,351        273,029      1,516,377     11,433,688
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP     IVY VIP CORE   IVY VIP GLBL     IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              BALANCED        EQUITY      NATURAL RES   GLOBAL GROWTH      INCOME      CORE EQUITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        16,579,352      7,721,500      7,339,904      4,745,551     13,087,699     29,355,387
  Policy purchase payments                       316,803        982,523      2,907,198        311,177        968,931        561,146
  Policy terminations, withdrawal payments
    and charges                               (1,317,477)      (765,705)    (2,756,394)      (618,742)    (1,486,071)    (1,969,243)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        15,578,678      7,938,318      7,490,708      4,437,986     12,570,559     27,947,290
  Policy purchase payments                       294,062        322,552      6,377,951        270,290      1,625,877        594,450
  Policy terminations, withdrawal payments
    and charges                               (1,274,152)    (1,188,729)    (4,136,770)      (576,181)    (1,600,546)    (2,220,469)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        14,598,588      7,072,141      9,731,889      4,132,095     12,595,890     26,321,271
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                           IVY VIP MICRO   IVY VIP MID      IVY VIP     IVY VIP SMALL     IVY VIP      JANUS ASPEN
                                             CAP GROWTH     CAP GROWTH   SCIENCE & TECH   CAP VALUE        VALUE       BALANCED SS
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         5,630,653      2,253,786      3,630,419     19,911,236     15,598,203      3,272,998
  Policy purchase payments                       176,775        280,269      1,084,156        336,846        195,954        322,538
  Policy terminations, withdrawal payments
    and charges                                 (698,867)      (555,876)      (858,047)    (1,627,422)    (1,263,963)      (329,700)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         5,108,561      1,978,179      3,856,528     18,620,660     14,530,194      3,265,836
  Policy purchase payments                       155,391        207,691        512,561        916,894        146,791        904,411
  Policy terminations, withdrawal payments
    and charges                                 (499,004)      (294,767)    (1,427,438)    (2,718,232)    (1,405,871)      (356,607)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         4,764,948      1,891,103      2,941,651     16,819,322     13,271,114      3,813,640
                                           =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                          JANUS ASPEN     MFS VIT II    MFS VIT MID    MORGSTANLEY
                                            JANUS ASPEN    JANUS ASPEN    PERK MID CP   INTL VALUE SC   CAP GROWTH      UIF EMG MK
                                              FORTY SS     OVERSEAS SS       VAL SS          (a)           SER SC         EQ CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        28,231,162     42,225,772      2,674,000             --        681,848      5,202,755
  Policy purchase payments                     1,885,164      3,403,194        289,995        761,834        551,507      1,662,692
  Policy terminations, withdrawal payments
    and charges                               (2,745,194)    (4,226,926)      (528,897)       (21,386)      (234,589)    (1,048,055)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        27,371,132     41,402,040      2,435,098        740,448        998,766      5,817,392
  Policy purchase payments                     1,275,450      4,046,209        531,308      1,286,590        265,730      1,437,282
  Policy terminations, withdrawal payments
    and charges                               (4,149,104)    (3,779,534)      (451,836)      (191,012)      (318,221)    (1,253,904)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        24,497,478     41,668,715      2,514,570      1,836,026        946,275      6,000,770
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            MORNINGSTAR    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR      NEUBERGER
                                            AGGR GROWTH     BALANCED      CONSERVATIVE     GROWTH       INC & GROWTH    BERMAN SOC
                                               ETF II        ETF II          ETF II        ETF II          ETF II        RESP S CL
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         7,223,973      5,565,853      2,048,231      8,769,708      1,204,314        982,572
  Policy purchase payments                     1,519,945        527,096        109,133      2,510,055         99,593        158,483
  Policy terminations, withdrawal payments
    and charges                               (2,307,761)      (639,810)      (309,470)      (599,157)      (368,497)      (349,291)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         6,436,157      5,453,139      1,847,894     10,680,606        935,410        791,764
  Policy purchase payments                       890,296        303,051        148,755        690,758         44,208        238,114
  Policy terminations, withdrawal payments
    and charges                               (1,792,549)      (864,778)      (195,176)    (1,121,073)       (41,411)      (123,773)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         5,533,904      4,891,412      1,801,473     10,250,291        938,207        906,105
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT       PUTNAM VT     PUTNAM VT
                                             INTL GROW      MS SM CAP    LOW DUR PORT    TOTAL RETURN      EQUITY       GROWTH AND
                                               VA SS          VA SS         ADV CL          ADV CL      INCOME CL IB    INC CL IB
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014         9,644,621        695,881      5,812,913     17,882,296      2,520,661        393,235
  Policy purchase payments                       944,275        334,251        761,119      3,855,518        268,819        166,241
  Policy terminations, withdrawal payments
    and charges                               (2,887,383)      (236,446)    (1,408,375)    (2,531,499)      (357,451)       (52,276)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         7,701,513        793,686      5,165,657     19,206,315      2,432,029        507,200
  Policy purchase payments                       520,975        464,132        924,354      1,944,219        292,020        128,997
  Policy terminations, withdrawal payments
    and charges                               (1,834,155)      (324,073)    (1,124,966)    (3,928,990)      (510,307)       (75,684)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         6,388,333        933,745      4,965,045     17,221,544      2,213,742        560,513
                                           =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT                    SFT ADVANTUS
                                             GROWTH OPP      INTER EQ      MULTI-CAP    VOYAGER CL IB   SFT ADVANTUS     GOVT MONEY
                                              CL IB (b)        CL IB        GRO CL IB       (c)           BOND CL 2       MARKET
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014                --      3,075,266        449,572      1,460,559     23,406,554     11,730,319
  Policy purchase payments                            --        361,693        132,230        161,983        636,089      4,697,647
  Policy terminations, withdrawal payments
    and charges                                       --       (349,181)      (188,253)      (549,663)    (1,687,719)    (2,944,533)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015                --      3,087,778        393,549      1,072,879     22,354,924     13,483,433
  Policy purchase payments                       934,433        237,988         61,564         57,904        927,987      5,414,579
  Policy terminations, withdrawal payments
    and charges                                  (57,730)      (414,997)      (132,917)    (1,130,783)    (2,005,593)    (7,624,159)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016           876,703      2,910,769        322,196             --     21,277,318     11,273,853
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                           SFT  ADVANTUS  SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                             INDEX 400      INDEX 500      INTL BOND      MORTGAGE      REAL ESTATE      SFT IVY
                                              MC CL 2         CL 2            CL 2          CL 2            CL 2          GROWTH
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2014        19,941,659     26,283,100     11,630,662      8,247,592     12,838,788     38,355,959
  Policy purchase payments                       717,075        684,708        526,425        221,376      2,736,573        229,890
  Policy terminations, withdrawal payments
    and charges                               (1,902,978)    (1,761,235)    (1,015,480)      (783,558)    (1,598,425)    (3,390,955)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        18,755,756     25,206,573     11,141,607      7,685,410     13,976,936     35,194,894
  Policy purchase payments                     1,213,568      1,200,398        435,213        289,797        762,560        295,732
  Policy terminations, withdrawal payments
    and charges                               (1,287,538)    (1,486,234)    (1,091,273)      (795,594)    (1,386,854)    (2,626,575)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        18,681,786     24,920,737     10,485,547      7,179,613     13,352,642     32,864,051
                                           =============  =============  =============  =============  =============  =============

                                                     SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------
                                               SFT IVY     SFT PYRAMIS
                                                SMALL      CORE EQUITY    SFT T. ROWE
                                             CAP GROWTH        CL 2       PRICE VALUE
                                           -------------  -------------  -------------
Units outstanding at December 31, 2014        25,369,536     31,035,983     30,049,990
  Policy purchase payments                       347,603        495,405      1,068,218
  Policy terminations, withdrawal payments
    and charges                               (2,375,652)    (3,462,772)    (2,953,838)
                                           -------------  -------------  -------------
Units outstanding at December 31, 2015        23,341,487     28,068,616     28,164,370
  Policy purchase payments                       577,021        566,012        876,249
  Policy terminations, withdrawal payments
    and charges                               (2,046,566)    (3,839,862)    (2,753,838)
                                           -------------  -------------  -------------
Units outstanding at December 31, 2016        21,871,942     24,794,766     26,286,781
                                           =============  =============  =============

--------
    (a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
    (b) For the period from November 21, 2016 through December 31, 2016.
    (c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.


                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2016, 2015, 2014, 2013, and 2012 is as follows:

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
AB VPS INTL VALUE CL B
    2016                                         405,472  $        1.09  $     440,637           1.07%          0.50%        (1.29)%
    2015                                         404,560           1.10        445,399           1.75%          0.50%         1.89%
    2014                                         254,708           1.08        275,220           3.56%          0.50%        (6.93)%
    2013                                         212,026           1.16        246,155           7.27%          0.50%        22.12%
    2012                                          86,924           0.95         82,645           1.08%          0.50%        13.62%

AM CENTURY VP INC & GRO CL II
    2016                                       2,631,205           2.66      7,005,952           2.23%          0.50%        12.64%
    2015                                       1,414,335           2.36      3,343,470           1.85%          0.50%        (6.42)%
    2014                                       1,484,904           2.53      3,751,031           1.82%          0.50%        11.77%
    2013                                       1,243,322           2.26      2,810,026           1.95%          0.50%        34.81%
    2012                                       1,421,489           1.68      2,383,170           1.88%          0.50%        13.89%

AM CENTURY VP INFL PRO CL II
    2016                                       3,966,379           1.15      4,556,057           1.81%          0.50%         3.87%
    2015                                       3,544,518           1.11      3,919,895           1.98%          0.50%        (2.96)%
    2014                                       3,625,173           1.14      4,131,133           1.29%          0.50%         2.78%
    2013                                       3,509,305           1.11      3,890,768           1.67%          0.50%        (8.93)%
    2012                                       3,983,428           1.22      4,849,677           2.39%          0.50%         6.84%

AMER FUNDS IS GLBL BOND CL 2
    2016                                       2,453,676           1.01      2,473,989           0.60%          0.50%         2.20%
    2015                                       1,960,700           0.99      1,934,322           0.05%          0.50%        (4.54)%
    2014                                       1,588,282           1.03      1,641,512           1.23%          0.50%         0.88%
    2013                                       1,523,407           1.02      1,560,678           0.00%          0.50%        (3.06)%
    2012                                         873,999           1.06        923,693           2.41%          0.50%         5.66%

AMER FUNDS IS GLBL GROWTH CL 2
    2016                                       1,880,109           1.42      2,671,979           0.97%          0.50%         0.12%
    2015                                       1,352,108           1.42      1,919,283           1.32%          0.50%         6.40%
    2014                                         699,923           1.33        933,733           1.09%          0.50%         1.80%
    2013                                         651,598           1.31        853,870           1.61%          0.50%        28.54%
    2012                                         288,211           1.02        293,836           1.68%          0.50%        21.94%

AMER FUNDS IS GLBL SM CP CL 2
    2016                                       1,998,721           1.19      2,385,575           0.26%          0.50%         1.59%
    2015                                       1,818,435           1.17      2,136,419           0.00%          0.50%        (0.23)%
    2014                                       1,302,771           1.18      1,534,175           0.09%          0.50%         1.61%
    2013                                       1,003,853           1.16      1,163,399           0.89%          0.50%        27.64%
    2012                                         579,370           0.91        526,059           1.36%          0.50%        17.58%

AMER FUNDS IS GROWTH CL 2
    2016                                       8,861,144           1.66     14,735,365           0.84%          0.50%         8.94%
    2015                                       7,476,549           1.53     11,412,305           0.65%          0.50%         6.33%
    2014                                       6,332,022           1.44      9,090,310           1.16%          0.50%         7.97%
    2013                                       2,002,093           1.33      2,662,148           1.16%          0.50%        29.46%
    2012                                       1,003,890           1.03      1,031,155           1.04%          0.50%        17.30%

AMER FUNDS IS GROWTH-INC CL 2
    2016                                       8,456,178           1.75     14,771,370           1.61%          0.50%        10.97%
    2015                                       7,042,667           1.57     11,086,486           1.47%          0.50%         0.95%
    2014                                       5,458,827           1.56      8,512,466           1.83%          0.50%        10.08%
    2013                                       1,731,497           1.42      2,452,800           1.55%          0.50%        32.84%
    2012                                       1,052,006           1.07      1,121,876           2.39%          0.50%        16.89%

AMER FUNDS IS INTL CL 2
    2016                                       8,239,546           1.06      8,731,530           1.65%          0.50%         3.02%
    2015                                       5,389,517           1.03      5,544,084           1.75%          0.50%        (5.00)%
    2014                                       3,814,876           1.08      4,130,938           1.51%          0.50%        (3.14)%
    2013                                       3,071,353           1.12      3,433,593           1.69%          0.50%        21.03%
    2012                                       1,526,167           0.92      1,409,746           1.90%          0.50%        17.31%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
AMER FUNDS IS NEW WORLD CL 2
    2016                                      17,498,101           0.99     17,268,829           0.89%          0.50%         4.73%
    2015                                      14,985,040           0.94     14,120,259           0.57%          0.50%        (3.63)%
    2014                                      15,273,996           0.98     14,934,201           1.02%          0.50%        (8.33)%
    2013                                      14,100,291           1.07     15,039,422           1.46%          0.50%        10.83%
    2012                                      12,772,978           0.96     12,293,094           4.36%          0.50%        17.23%

AMER FUNDS IS US GOVT/AAA CL 2
    2016                                       1,126,173           1.10      1,243,537           1.67%          0.50%         0.68%
    2015                                         485,330           1.10        532,278           1.65%          0.50%         1.08%
    2014                                         537,516           1.08        583,196           1.31%          0.50%         4.49%
    2013                                         202,427           1.04        210,198           0.72%          0.50%        (3.56)%
    2012                                         150,996           1.08        162,583           1.03%          0.50%         1.39%

FIDELITY VIP EQUITY-INCOME SC2
    2016                                      36,449,711           2.38     86,721,755           2.13%          0.50%        17.12%
    2015                                      39,861,701           2.03     80,973,896          11.73%          0.50%        (4.72)%
    2014                                      41,489,928           2.13     88,452,623           2.65%          0.50%         7.94%
    2013                                      43,196,104           1.98     85,317,022           2.29%          0.50%        27.19%
    2012                                      45,569,215           1.55     70,763,677           2.92%          0.50%        16.47%

FIDELITY VIP MID CAP SC2
    2016                                      11,584,836           4.74     54,886,756           0.31%          0.50%        11.37%
    2015                                      12,561,353           4.25     53,439,007          12.24%          0.50%        (2.12)%
    2014                                      13,317,583           4.35     57,882,694           0.02%          0.50%         5.50%
    2013                                      14,349,558           4.12     59,114,713           0.28%          0.50%        35.19%
    2012                                      15,473,513           3.05     47,151,423           0.38%          0.50%        13.99%

FRANKLIN DEV MKTS VIP CL 2
    2016                                      11,708,779           2.36     27,595,261           0.82%          0.50%        16.86%
    2015                                      12,467,983           2.02     25,146,799           2.03%          0.50%       (20.00)%
    2014                                      11,987,462           2.52     30,222,667           1.48%          0.50%        (8.85)%
    2013                                      12,541,373           2.77     34,689,425           1.94%          0.50%        (1.42)%
    2012                                      12,789,015           2.81     35,883,022           1.42%          0.50%        12.60%

FRANKLIN MUTUAL SHS VIP CL 2
    2016                                       4,154,783           2.61     10,826,968           2.00%          0.50%        15.48%
    2015                                       4,485,069           2.26     10,120,834           3.13%          0.50%        (5.41)%
    2014                                       5,089,995           2.39     12,142,796           1.98%          0.50%         6.59%
    2013                                       5,764,994           2.24     12,902,966           2.07%          0.50%        27.62%
    2012                                       6,453,828           1.75     11,318,359           2.02%          0.50%        13.67%

FRANKLIN SMALL CP VAL VIP CL 2
    2016                                       4,221,759           1.93      8,144,982           0.76%          0.50%        29.54%
    2015                                       3,058,942           1.49      4,555,854           0.67%          0.50%        (7.85)%
    2014                                       3,481,863           1.62      5,627,393           0.61%          0.50%         0.07%
    2013                                       2,384,313           1.62      3,850,893           1.31%          0.50%        35.56%
    2012                                       1,724,431           1.19      2,054,547           0.78%          0.50%        17.79%

FRANKLIN SM-MD CP GR VIP CL 2
    2016                                      15,301,342           1.52     23,172,807           0.00%          0.50%         3.65%
    2015                                      15,395,649           1.46     22,494,257           0.00%          0.50%        (3.14)%
    2014                                      16,006,506           1.51     24,146,039           0.00%          0.50%         6.94%
    2013                                      17,102,812           1.41     24,127,091           0.00%          0.50%        37.47%
    2012                                      18,716,472           1.03     19,208,030           0.00%          0.50%        10.30%

GOLDMAN SACHS VI HQ FLT RT SS
    2016                                       2,039,041           1.10      2,240,363           1.02%          0.50%         0.50%
    2015                                       1,837,592           1.09      2,008,965           0.44%          0.50%        (0.92)%
    2014                                       1,858,817           1.10      2,050,998           0.29%          0.50%        (0.58)%
    2013                                       1,721,600           1.11      1,910,781           0.50%          0.50%        (0.09)%
    2012                                       1,348,441           1.11      1,498,072           0.76%          0.50%         2.27%

INVESCO VI AMER VALUE SR II
    2016                                       1,823,269           1.85      3,365,553           0.12%          0.50%        14.65%
    2015                                       1,581,613           1.61      2,546,537           0.01%          0.50%        (9.81)%
    2014                                       1,156,198           1.79      2,064,096           0.20%          0.50%         8.93%
    2013                                         613,864           1.64      1,006,053           0.73%          0.50%        33.27%
    2012                                         279,253           1.23        343,434           0.80%          0.50%        16.49%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
INVESCO VI COMSTOCK SR II
    2016                                       2,866,982           1.95      5,582,720           1.33%          0.50%        16.41%
    2015                                       3,106,244           1.67      5,196,176           1.62%          0.50%        (6.66)%
    2014                                       3,331,025           1.79      5,969,917           1.07%          0.50%         8.56%
    2013                                       3,279,989           1.65      5,415,108           1.56%          0.50%        34.98%
    2012                                       2,607,872           1.22      3,189,821           1.61%          0.50%        18.33%

INVESCO VI EQUITY & INC SR II
    2016                                       1,304,351           1.99      2,597,249           1.79%          0.50%        14.26%
    2015                                       1,010,973           1.74      1,761,775           2.35%          0.50%        (3.07)%
    2014                                         973,624           1.80      1,750,446           1.62%          0.50%         8.22%
    2013                                         750,677           1.66      1,247,061           1.57%          0.50%        24.26%
    2012                                         622,666           1.34        832,439           1.83%          0.50%        11.83%

INVESCO VI GROWTH & INC SR II
    2016                                         273,029           1.89        515,339           0.92%          0.50%        18.84%
    2015                                         202,617           1.59        321,822           2.61%          0.50%        (3.79)%
    2014                                         171,409           1.65        282,994           1.41%          0.50%         9.42%
    2013                                         114,709           1.51        173,085           1.46%          0.50%        33.10%
    2012                                          89,886           1.13        101,900           1.19%          0.50%        13.78%

INVESCO VI SM CAP EQTY SR II
    2016                                       1,516,377           1.75      2,657,058           0.00%          0.50%        11.28%
    2015                                       1,547,781           1.57      2,437,127           0.00%          0.50%        (6.21)%
    2014                                       1,643,530           1.68      2,759,252           0.00%          0.50%         1.58%
    2013                                       1,801,450           1.65      2,977,434           0.00%          0.50%        36.40%
    2012                                       1,933,271           1.21      2,342,561           0.00%          0.50%        13.08%

IVY VIP ASSET STRATEGY
    2016                                      11,433,688           2.86     32,676,630           0.59%          0.50%        (3.05)%
    2015                                      15,022,356           2.95     44,283,142           0.37%          0.50%        (8.80)%
    2014                                      16,481,161           3.23     53,272,682           0.50%          0.50%        (5.74)%
    2013                                      20,068,501           3.43     68,814,429           1.32%          0.50%        24.51%
    2012                                      25,582,035           2.75     70,452,599           1.14%          0.50%        18.58%

IVY VIP BALANCED
    2016                                      14,598,588           7.66    111,822,954           1.38%          0.50%         1.52%
    2015                                      15,578,678           7.55    117,541,667           0.91%          0.50%        (0.82)%
    2014                                      16,579,352           7.61    126,128,760           0.97%          0.50%         7.04%
    2013                                      19,802,549           7.11    140,743,277           1.46%          0.50%        23.08%
    2012                                      21,337,995           5.77    123,216,733           1.49%          0.50%        11.19%

IVY VIP CORE EQUITY
    2016                                       7,072,141           2.21     15,595,557           0.45%          0.50%         3.22%
    2015                                       7,938,318           2.14     16,959,118           0.36%          0.50%        (1.19)%
    2014                                       7,721,500           2.16     16,694,427           0.49%          0.50%         9.13%
    2013                                       7,460,619           1.98     14,780,726           0.53%          0.50%        32.84%
    2012                                       6,645,209           1.49      9,910,363           0.58%          0.50%        18.01%

IVY VIP GLBL NATURAL RES
    2016                                       9,731,889           0.81      7,852,320           0.80%          0.50%        23.20%
    2015                                       7,490,708           0.65      4,906,141           0.11%          0.50%       (22.78)%
    2014                                       7,339,904           0.85      6,225,728           0.00%          0.50%       (13.47)%
    2013                                       5,459,398           0.98      5,351,672           0.00%          0.50%         7.26%
    2012                                       4,680,542           0.91      4,277,538           0.00%          0.50%         1.38%

IVY VIP GLOBAL GROWTH
    2016                                       4,132,095           2.30      9,483,808           0.22%          0.50%        (3.52)%
    2015                                       4,437,986           2.38     10,557,594           0.43%          0.50%         2.88%
    2014                                       4,745,551           2.31     10,973,407           2.11%          0.50%         0.45%
    2013                                       4,896,130           2.30     11,270,645           0.90%          0.50%        18.63%
    2012                                       4,396,200           1.94      8,530,504           1.90%          0.50%        17.46%

IVY VIP HIGH INCOME
    2016                                      12,595,890           1.13     14,296,740           7.15%          0.50%        15.61%
    2015                                      12,570,559           0.98     12,341,680           6.16%          0.50%        (6.97)%
    2014                                      13,087,699           1.05     13,812,067           7.05%          0.50%         1.40%
    2013(e)                                      379,910           1.04        395,262           1.32%          0.50%         3.84%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
IVY VIP INTL CORE EQUITY
    2016                                      26,321,271           5.50    144,808,364           1.37%          0.50%         0.58%
    2015                                      27,947,290           5.47    152,866,475           1.29%          0.50%        (1.43)%
    2014                                      29,355,387           5.55    162,899,976           2.51%          0.50%         0.94%
    2013                                      30,922,618           5.50    170,002,976           1.63%          0.50%        24.29%
    2012                                      33,311,802           4.42    147,348,003           2.33%          0.50%        12.76%

IVY VIP MICRO CAP GROWTH
    2016                                       4,764,948           3.89     18,513,726           0.00%          0.50%        12.73%
    2015                                       5,108,561           3.45     17,607,461           0.00%          0.50%        (9.61)%
    2014                                       5,630,653           3.81     21,471,051           0.00%          0.50%        (2.23)%
    2013                                       6,551,842           3.90     25,553,668           0.00%          0.50%        56.50%
    2012                                       6,373,144           2.49     15,883,055           0.00%          0.50%        11.28%

IVY VIP MID CAP GROWTH
    2016                                       1,891,103           1.78      3,373,582           0.00%          0.50%         5.59%
    2015                                       1,978,179           1.69      3,342,139           0.00%          0.50%        (6.25)%
    2014                                       2,253,786           1.80      4,061,535           0.00%          0.50%         7.33%
    2013                                       2,172,018           1.68      3,646,835           0.00%          0.50%        29.29%
    2012                                       1,662,547           1.30      2,159,156           0.00%          0.50%        12.99%

IVY VIP SCIENCE & TECH
    2016                                       2,941,651           3.87     11,386,392           0.00%          0.50%         1.04%
    2015                                       3,856,528           3.83     14,774,294           0.00%          0.50%        (3.36)%
    2014                                       3,630,419           3.96     14,392,214           0.00%          0.50%         2.40%
    2013                                       3,881,854           3.87     15,028,658           0.00%          0.50%        55.61%
    2012                                       3,078,511           2.49      7,659,474           0.00%          0.50%        27.19%

IVY VIP SMALL CAP VALUE
    2016                                      16,819,322           3.95     66,414,192           0.40%          0.50%        28.24%
    2015                                      18,620,660           3.08     57,336,903           0.09%          0.50%        (6.06)%
    2014                                      19,911,236           3.28     65,263,162           0.09%          0.50%         6.51%
    2013                                      21,251,145           3.08     65,395,891           0.84%          0.50%        32.86%
    2012                                      23,341,686           2.32     54,062,629           0.44%          0.50%        18.04%

IVY VIP VALUE
    2016                                      13,271,114           4.74     62,964,595           1.23%          0.50%        10.59%
    2015                                      14,530,194           4.29     62,338,364           0.79%          0.50%        (4.39)%
    2014                                      15,598,203           4.49     69,995,951           1.08%          0.50%        10.39%
    2013                                      16,476,220           4.06     66,976,547           0.79%          0.50%        34.66%
    2012                                      17,692,762           3.02     53,409,393           1.32%          0.50%        18.29%

JANUS ASPEN BALANCED SS
    2016                                       3,813,640           2.60      9,928,395           1.99%          0.50%         3.80%
    2015                                       3,265,836           2.51      8,190,677           1.39%          0.50%        (0.09)%
    2014                                       3,272,998           2.51      8,216,053           1.52%          0.50%         7.70%
    2013                                       3,250,826           2.33      7,577,080           1.32%          0.50%        19.21%
    2012                                       3,374,258           1.96      6,597,679           2.59%          0.50%        12.81%

JANUS ASPEN FORTY SS
    2016                                      24,497,478           1.93     47,234,940           0.00%          0.50%         1.44%
    2015                                      27,371,132           1.90     52,028,517           0.00%          0.50%        11.38%
    2014                                      28,231,162           1.71     48,180,766           0.03%          0.50%         7.93%
    2013                                      30,955,769           1.58     48,950,241           0.58%          0.50%        30.23%
    2012                                      33,287,663           1.21     40,417,848           0.58%          0.50%        23.24%

JANUS ASPEN OVERSEAS SS
    2016                                      41,668,715           1.21     50,400,581           4.70%          0.50%        (7.17)%
    2015                                      41,402,040           1.30     53,946,727           0.51%          0.50%        (9.26)%
    2014                                      42,225,772           1.44     60,633,887           3.00%          0.50%       (12.54)%
    2013                                      43,852,792           1.64     71,998,130           3.07%          0.50%        13.71%
    2012                                      46,388,969           1.44     66,978,333           0.61%          0.50%        12.62%

JANUS ASPEN PERK MID CP VAL SS
    2016                                       2,514,570           1.70      4,269,885           0.91%          0.50%        18.17%
    2015                                       2,435,098           1.44      3,499,094           1.03%          0.50%        (4.17)%
    2014                                       2,674,000           1.50      4,009,588           1.25%          0.50%         7.90%
    2013                                       2,898,959           1.39      4,028,701           1.20%          0.50%        25.18%
    2012                                       1,935,477           1.11      2,148,679           0.92%          0.50%        10.23%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
MFS VIT II INTL VALUE SC
    2016                                       1,836,026           1.00      1,842,616           1.31%          0.50%         3.32%
    2015 (a)                                     740,448           0.97        719,194           1.84%          0.50%        (2.87)%

MFS VIT MID CAP GROWTH SER SC
    2016                                         946,275           2.49      2,353,405           0.00%          0.50%         4.10%
    2015                                         998,766           2.39      2,386,224           0.00%          0.50%         3.91%
    2014                                         681,848           2.30      1,567,737           0.00%          0.50%         8.02%
    2013                                         696,901           2.13      1,483,420           0.00%          0.50%        36.53%
    2012                                         732,291           1.56      1,141,668           0.00%          0.50%        15.84%

MORGSTANLEY UIF EMG MK EQ CL 2
    2016                                       6,000,770           0.98      5,896,951           0.43%          0.50%         6.09%
    2015                                       5,817,392           0.93      5,388,536           0.80%          0.50%       (11.15)%
    2014                                       5,202,755           1.04      5,424,152           0.33%          0.50%        (5.03)%
    2013                                       3,831,236           1.10      4,205,880           1.22%          0.50%        (1.59)%
    2012                                       2,127,400           1.12      2,373,274           0.00%          0.50%        19.24%

MORNINGSTAR AGGR GROWTH ETF II
    2016                                       5,533,904           1.50      8,327,207           1.17%          0.50%        10.66%
    2015                                       6,436,157           1.36      8,752,088           1.13%          0.50%        (3.32)%
    2014                                       7,223,973           1.41     10,160,326           0.97%          0.50%         3.95%
    2013                                       7,049,914           1.35      9,538,972           1.20%          0.50%        17.53%
    2012                                       6,561,362           1.15      7,553,849           1.27%          0.50%        13.62%

MORNINGSTAR BALANCED ETF II
    2016                                       4,891,412           1.40      6,826,891           1.67%          0.50%         7.94%
    2015                                       5,453,139           1.29      7,051,285           1.36%          0.50%        -2.71%
    2014                                       5,565,853           1.33      7,397,469           1.25%          0.50%         3.99%
    2013                                       4,447,308           1.28      5,684,520           1.39%          0.50%        11.30%
    2012                                       4,568,297           1.15      5,246,135           1.72%          0.50%        10.26%

MORNINGSTAR CONSERVATIVE ETF II
    2016                                       1,801,473           1.19      2,138,028           1.51%          0.50%         4.09%
    2015                                       1,847,894           1.14      2,106,988           1.18%          0.50%        (1.70)%
    2014                                       2,048,231           1.16      2,375,899           1.21%          0.50%         2.25%
    2013                                       1,265,747           1.13      1,435,886           1.24%          0.50%         2.05%
    2012                                       1,405,832           1.11      1,562,706           1.98%          0.50%         4.68%

MORNINGSTAR GROWTH ETF II
    2016                                      10,250,291           1.46     15,015,258           1.45%          0.50%         9.15%
    2015                                      10,680,606           1.34     14,334,170           1.38%          0.50%        (3.00)%
    2014                                       8,769,708           1.38     12,133,457           1.08%          0.50%         4.05%
    2013                                       7,449,602           1.33      9,905,843           1.27%          0.50%        15.97%
    2012                                       6,574,447           1.15      7,538,658           1.29%          0.50%        12.35%

MORNINGSTAR INC & GROWTH ETF II
    2016                                         938,207           1.28      1,203,905           1.73%          0.50%         5.84%
    2015                                         935,410           1.21      1,134,046           1.40%          0.50%        (2.17)%
    2014                                       1,204,314           1.24      1,492,380           1.15%          0.50%         2.79%
    2013                                       1,249,324           1.21      1,506,157           1.46%          0.50%         6.80%
    2012                                       1,180,691           1.13      1,332,809           1.85%          0.50%         7.33%

NEUBERGER BERMAN SOC RESP S CL
    2016                                         906,105           1.86      1,688,607           0.52%          0.50%         9.10%
    2015                                         791,764           1.71      1,352,510           0.31%          0.50%        (1.09)%
    2014                                         982,572           1.73      1,696,878           0.12%          0.50%         9.56%
    2013                                         781,157           1.58      1,231,320           0.72%          0.50%        36.73%
    2012                                         308,396           1.15        355,544           0.09%          0.50%        10.19%

OPPENHEIMER INTL GROW VA SS
    2016                                       6,388,333           3.26     20,851,044           0.86%          0.50%        (3.20)%
    2015                                       7,701,513           3.37     25,968,081           0.95%          0.50%         2.59%
    2014                                       9,644,621           3.29     31,698,194           0.87%          0.50%        (7.62)%
    2013                                       6,497,971           3.56     23,117,081           0.96%          0.50%        25.09%
    2012                                       4,340,949           2.84     12,346,297           1.14%          0.50%        21.07%

OPPENHEIMER MS SM CAP VA SS
    2016                                         933,745           2.04      1,906,523           0.24%          0.50%        17.09%
    2015                                         793,686           1.74      1,384,066           0.65%          0.50%        (6.56)%
    2014                                         695,881           1.87      1,298,734           0.67%          0.50%        11.10%
    2013                                         439,850           1.68        738,905           0.67%          0.50%        39.92%
    2012                                         222,772           1.20        267,463           0.36%          0.50%        17.08%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
PIMCO VIT LOW DUR PORT ADV CL
    2016                                       4,965,045           1.08      5,375,728           1.40%          0.50%         0.80%
    2015                                       5,165,657           1.07      5,548,533           3.21%          0.50%        (0.29)%
    2014                                       5,812,913           1.08      6,261,708           1.03%          0.50%         0.25%
    2013                                       5,493,724           1.07      5,903,230           1.36%          0.50%        (0.73)%
    2012                                       5,938,613           1.08      6,428,276           1.80%          0.50%         5.22%

PIMCO VIT TOTAL RETURN ADV CL
    2016                                      17,221,544           1.20     20,697,275           1.98%          0.50%         2.07%
    2015                                      19,206,315           1.18     22,616,063           5.07%          0.50%        (0.15)%
    2014                                      17,882,296           1.18     21,088,924           2.12%          0.50%         3.66%
    2013                                      17,536,932           1.14     19,952,383           2.11%          0.50%        (2.55)%
    2012                                      14,887,889           1.17     17,380,795           2.47%          0.50%         8.95%

PUTNAM VT EQUITY INCOME CL IB
    2016                                       2,213,742           2.64      5,839,142           1.94%          0.50%        13.08%
    2015                                       2,432,029           2.33      5,672,610           1.59%          0.50%        (3.53)%
    2014                                       2,520,661           2.42      6,094,093           1.59%          0.50%        12.10%
    2013                                       2,140,302           2.16      4,616,562           1.83%          0.50%        31.75%
    2012                                       2,507,584           1.64      4,104,735           2.33%          0.50%        18.71%

PUTNAM VT GROWTH AND INC CL IB
    2016                                         560,513           2.44      1,369,387           1.66%          0.50%        14.44%
    2015                                         507,200           2.13      1,082,741           1.70%          0.50%        (7.99)%
    2014                                         393,235           2.32        912,351           1.28%          0.50%        10.18%
    2013                                         435,617           2.11        917,289           1.42%          0.50%        35.00%
    2012                                         331,328           1.56        516,812           1.81%          0.50%        18.54%

PUTNAM VT GROWTH OPP CL IB (f)
    2016                                         876,703           2.43      2,131,181           1.33%          0.50%         2.08%
    2015                                       1,072,879           2.38      2,555,034           1.14%          0.50%        (6.58)%
    2014                                       1,460,559           2.55      3,723,292           0.72%          0.50%         9.17%
    2013                                       1,278,815           2.33      2,986,044           0.75%          0.50%        43.01%
    2012                                       1,162,107           1.63      1,897,465           0.35%          0.50%        13.66%

PUTNAM VT INTER EQ CL IB
    2016                                       2,910,769           1.96      5,703,448           3.39%          0.50%        (2.94)%
    2015                                       3,087,778           2.02      6,233,355           1.18%          0.50%        (0.36)%
    2014                                       3,075,266           2.03      6,230,479           0.92%          0.50%        (7.24)%
    2013                                       3,080,283           2.18      6,727,901           1.41%          0.50%        27.43%
    2012                                       3,205,550           1.71      5,494,268           2.18%          0.50%        21.31%

PUTNAM VT MULTI-CAP GRO CL IB
    2016                                         322,196           2.89        930,547           0.75%          0.50%         7.25%
    2015                                         393,549           2.69      1,059,759           0.54%          0.50%        (0.79)%
    2014                                         449,572           2.71      1,220,213           0.39%          0.50%        12.92%
    2013                                         214,640           2.40        515,909           0.44%          0.50%        35.76%
    2012                                         162,375           1.77        287,489           0.23%          0.50%        16.18%

SFT ADVANTUS BOND CL 2
    2016                                      21,277,318           4.56     96,951,784           0.00%          0.50%         3.85%
    2015                                      22,354,924           4.39     98,085,973           0.00%          0.50%        (0.34)%
    2014                                      23,406,554           4.40    103,055,002           0.00%          0.50%         5.76%
    2013                                      24,411,925           4.16    101,626,780           0.00%          0.50%        (1.15)%
    2012                                      25,445,041           4.21    107,157,906           0.00%          0.50%         6.88%

SFT ADVANTUS GOVT MONEY MARKET
    2016                                      11,273,853           2.14     24,161,784           0.00%          0.50%        (0.45)%
    2015                                      13,483,433           2.15     29,027,695           0.00%          0.50%        (0.50)%
    2014                                      11,730,319           2.16     25,380,544           0.00%          0.50%        (0.50)%
    2013                                      12,192,308           2.18     26,512,522           0.00%          0.50%        (0.50)%
    2012                                      13,092,844           2.19     28,615,182           0.00%          0.50%        (0.50)%

SFT ADVANTUS INDEX 400 MC CL 2
    2016                                      18,681,786           4.75     88,708,743           0.00%          0.50%        19.44%
    2015                                      18,755,756           3.98     74,562,377           0.00%          0.50%        (3.12)%
    2014                                      19,941,659           4.10     81,826,132           0.00%          0.50%         8.69%
    2013                                      21,127,563           3.77     79,758,423           0.00%          0.50%        32.12%
    2012                                      22,667,347           2.86     64,769,419           0.00%          0.50%        16.66%

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                                                         AT DECEMBER 31                 FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                           -------------------------------------------  ------------------------------------------
                                               UNITS        UNIT FAIR                    INVESTMENT       EXPENSE         TOTAL
                                            OUTSTANDING       VALUE        NET ASSETS   INCOME RATIO*     RATIO**       RETURN***
                                           -------------  -------------  -------------  -------------  -------------  ------------
SFT ADVANTUS INDEX 500 CL 2
    2016                                      24,920,737          10.60    264,161,189           0.00%          0.50%        10.88%
    2015                                      25,206,573           9.56    240,968,160           0.00%          0.50%         0.43%
    2014                                      26,283,100           9.52    250,191,418           0.00%          0.50%        12.56%
    2013                                      27,561,085           8.46    233,075,737           0.00%          0.50%        31.05%
    2012                                      31,054,272           6.45    200,389,522           0.00%          0.50%        14.85%

SFT ADVANTUS INTL BOND CL 2
    2016                                      10,485,547           2.50     26,187,058           0.00%          0.50%         2.58%
    2015                                      11,141,607           2.43     27,125,258           0.00%          0.50%        (4.64)%
    2014                                      11,630,662           2.55     29,694,260           0.00%          0.50%         1.20%
    2013                                      12,338,190           2.52     31,128,429           0.00%          0.50%        (0.57)%
    2012                                      13,827,494           2.54     35,086,961           0.00%          0.50%        15.61%

SFT ADVANTUS MORTGAGE CL 2
    2016                                       7,179,613           4.47     32,079,106           0.00%          0.50%         0.82%
    2015                                       7,685,410           4.43     34,059,739           0.00%          0.50%         2.43%
    2014                                       8,247,592           4.33     35,682,512           0.00%          0.50%         5.24%
    2013                                       8,783,973           4.11     36,112,470           0.00%          0.50%        (2.47)%
    2012                                       9,587,805           4.22     40,413,450           0.00%          0.50%         2.97%

SFT ADVANTUS REAL ESTATE CL 2
    2016                                      13,352,642           4.88     65,117,144           0.00%          0.50%         3.88%
    2015                                      13,976,936           4.69     65,614,857           0.00%          0.50%         4.47%
    2014                                      12,838,788           4.49     57,694,153           0.00%          0.50%        29.72%
    2013                                      13,366,776           3.46     46,303,602           0.00%          0.50%         0.64%
    2012                                      13,874,543           3.44     47,755,446           0.00%          0.50%        17.31%

SFT IVY GROWTH
    2016                                      32,864,051           7.62    250,446,108           0.00%          0.50%         0.40%
    2015                                      35,194,894           7.59    267,130,425           0.00%          0.50%         6.21%
    2014                                      38,355,959           7.15    274,104,240           0.00%          0.50%        12.58%

SFT IVY SMALL CAP GROWTH
    2016 (b)                                  21,871,942           4.82    105,458,884           0.00%          0.47%        20.53%
    2015 (c)                                  23,341,487           4.00     93,377,521           0.00%          0.42%        (4.07)%
    2014 (d)                                  25,369,536           4.17    105,792,773           0.00%          0.43%         8.43%

SFT PYRAMIS CORE EQUITY CL 2
    2016 (b)                                  24,794,766           2.51     62,288,878           0.00%          0.36%         4.48%
    2015 (c)                                  28,068,616           2.40     67,488,583           0.00%          0.28%         0.44%
    2014 (d)                                  31,035,983           2.39     74,293,350           0.00%          0.38%        11.27%

SFT T. ROWE PRICE VALUE
    2016 (b)                                  26,286,781           3.12     81,894,704           0.00%          0.49%        10.11%
    2015 (c)                                  28,164,370           2.83     79,687,145           0.00%          0.46%        (2.48)%
    2014 (d)                                  30,049,990           2.90     87,180,685           0.00%          0.47%         7.85%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from May 1, 2015 through December 31, 2015.

(b) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.

(c) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.

(d) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(e) For the period from May 1, 2013 to December 31, 2013.

(f) Putnam VT Voyager Cl IB merged into Putnam VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2017, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                       61
<MODULE>
 </MODULE

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2016, 2015 AND 2014

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016 in accordance with U.S. generally accepted accounting principles.

                  KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2017

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                       2016              2015
                                                                                                  ---------------   ---------------
ASSETS

   Fixed maturity securities:
     Available-for-sale, at fair value (amortized cost $13,395,845 and $12,247,625)               $    13,759,520   $    12,504,725
   Equity securities:
     Available-for-sale, at fair value (amortized cost $489,747 and $461,651)                             552,488           505,094
   Mortgage loans, net                                                                                  2,544,437         2,122,837
   Finance receivables, net                                                                               292,908           289,059
   Policy loans                                                                                           426,971           410,997
   Alternative investments                                                                                622,676           596,619
   Derivative instruments                                                                                 365,143           218,539
   Other invested assets                                                                                   58,952            28,329
                                                                                                  ---------------   ---------------
     Total investments                                                                                 18,623,095        16,676,199

   Cash and cash equivalents                                                                              359,818           267,602
   Deferred policy acquisition costs                                                                    1,367,185         1,298,306
   Accrued investment income                                                                              151,893           139,710
   Premiums and fees receivable                                                                           301,158           305,272
   Property and equipment, net                                                                            104,481           107,935
   Income tax recoverable:
     Current                                                                                                   --            10,241
   Reinsurance recoverables                                                                             1,151,198         1,127,720
   Goodwill and intangible assets, net                                                                    139,857           145,359
   Other assets                                                                                           124,570           114,815
   Separate account assets                                                                             21,349,837        19,730,417
                                                                                                  ---------------   ---------------
        Total assets                                                                              $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

LIABILITIES AND EQUITY

Liabilities:

   Policy and contract account balances                                                           $    10,580,481   $     9,636,704
   Future policy and contract benefits                                                                  3,297,927         3,024,838
   Pending policy and contract claims                                                                     550,793           555,315
   Other policyholder funds                                                                             1,513,231         1,340,823
   Policyholder dividends payable                                                                          22,633            25,244
   Unearned premiums and fees                                                                             399,474           400,750
   Pension and other postretirement benefits                                                               10,292            11,132
   Income tax liability:
     Current                                                                                                5,565                --
     Deferred                                                                                             218,408           206,490
   Accrued commissions and expenses                                                                       208,242           195,788
   Other liabilities                                                                                      824,530           498,142
   Short-term debt                                                                                         50,000            50,000
   Long-term debt                                                                                         468,000           368,000
   Separate account liabilities                                                                        21,349,837        19,730,417
                                                                                                  ---------------   ---------------
     Total liabilities                                                                                 39,499,413        36,043,643
                                                                                                  ---------------   ---------------

Equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding                          5,000             5,000
   Additional paid in capital                                                                             196,254           196,254
   Accumulated other comprehensive income                                                                 200,766           116,995
   Retained earnings                                                                                    3,742,197         3,530,997
                                                                                                  ---------------   ---------------
     Total Minnesota Life Insurance Company and subsidiaries equity                                     4,144,217         3,849,246

   Noncontrolling interests                                                                                29,462            30,687
                                                                                                  ---------------   ---------------
        Total equity                                                                                    4,173,679         3,879,933
                                                                                                  ---------------   ---------------
          Total liabilities and equity                                                            $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
Revenues:

  Premiums                                                                      $     2,471,733   $     2,220,467   $     2,039,309
  Policy and contract fees                                                              706,212           688,434           652,779
  Net investment income                                                                 726,176           689,137           664,299
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                          (777)          (16,569)           (2,852)
    Other net realized investment gains (losses)                                         (3,769)           26,212           136,607
                                                                                ---------------   ---------------   ---------------
      Total net realized investment gains (losses)                                       (4,546)            9,643           133,755
  Finance charge income                                                                  95,453            92,393            85,855
  Commission income                                                                     188,024           168,528           152,983
  Other income                                                                           73,096            73,232            47,204
                                                                                ---------------   ---------------   ---------------
        Total revenues                                                                4,256,148         3,941,834         3,776,184
                                                                                ---------------   ---------------   ---------------

Benefits and expenses:

  Policyholder benefits                                                               2,399,667         2,109,142         1,895,745
  Interest credited to policies and contracts                                           438,642           401,659           380,474
  General operating expenses                                                            760,299           713,302           656,590
  Commissions                                                                           436,181           432,467           378,368
  Administrative and sponsorship fees                                                    78,584            75,082            72,758
  Dividends to policyholders                                                              3,817             4,678             6,088
  Interest expense                                                                       11,700            10,639            10,321
  Amortization of deferred policy acquisition costs                                     210,647           212,045           216,753
  Capitalization of policy acquisition costs                                           (361,563)         (361,349)         (314,814)
                                                                                ---------------   ---------------   ---------------
        Total benefits and expenses                                                   3,977,974         3,597,665         3,302,283
                                                                                ---------------   ---------------   ---------------
          Income from operations before taxes                                           278,174           344,169           473,901

  Income tax expense (benefit):
       Current                                                                           97,425            46,027           124,345
       Deferred                                                                         (32,860)           48,153            18,181
                                                                                ---------------   ---------------   ---------------
        Total income tax expense                                                         64,565            94,180           142,526
                                                                                ---------------   ---------------   ---------------
          Net income                                                                    213,609           249,989           331,375
                Less: Net income attributable to noncontrolling
                  interests                                                                 409               468                --
                                                                                ---------------   ---------------   ---------------
                  Net income attributable to Minnesota Life Insurance
                    Company and subsidiaries                                    $       213,200   $       249,521   $       331,375
                                                                                ===============   ===============   ===============

Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the
    period                                                                      $       124,139   $      (463,641)  $       308,292
  Unrealized gains (losses) on securities - other than temporary
    impairments                                                                           1,734            (2,129)           (2,955)
  Adjustment to deferred policy acquisition costs                                       (82,037)          208,912          (198,649)
  Adjustment to reserves                                                                 12,032            22,718           (19,585)
  Adjustment to unearned policy and contract fees                                        72,377          (106,247)          114,854
  Adjustment to pension and other retirement plans                                          305             3,952           (12,043)
                                                                                ---------------   ---------------   ---------------
    Other comprehensive income (loss), before tax                                       128,550          (336,435)          189,914
    Income tax benefit (expense) related to items of other
      comprehensive income                                                              (44,779)          117,620           (66,472)
                                                                                ---------------   ---------------   ---------------
      Other comprehensive income (loss), net of tax                                      83,771          (218,815)          123,442
                                                                                ---------------   ---------------   ---------------
        Comprehensive income                                                            297,380            31,174           454,817
          Less: Comprehensive income attributable to noncontrolling
            interests                                                                       409               468                --
                                                                                ---------------   ---------------   ---------------
            Comprehensive income attributable to Minnesota Life Insurance
              Company and subsidiaries                                          $       296,971   $        30,706   $       454,817
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                              ADDITIONAL       OTHER                     COMPANY AND
                                   COMMON       PAID IN    COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                   STOCK        CAPITAL        INCOME       EARNINGS       EQUITY        INTERESTS        EQUITY
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
2014:
  Balance, beginning of year     $     5,000  $   196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $  3,371,423

    Comprehensive income:
      Net income                          --           --             --      331,375         331,375              --       331,375
      Other comprehensive income          --           --        123,442           --         123,442              --       123,442
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              454,817              --       454,817

    Change in accounting
      principle                           --           --        (57,148)      57,148              --              --            --

    Dividends to stockholder              --           --             --       (7,700)         (7,700)             --        (7,700)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          31,605        31,605
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2015:
  Balance, beginning of year     $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145

    Comprehensive income:
      Net income                          --           --             --      249,521         249,521             468       249,989
      Other comprehensive loss            --           --       (218,815)          --        (218,815)             --      (218,815)
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                               30,706             468        31,174

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,386)       (1,386)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2016:
  Balance, beginning of year     $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933

    Comprehensive income:
      Net income                          --           --             --      213,200         213,200             409       213,609
      Other comprehensive income          --           --         83,771           --          83,771              --        83,771
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              296,971             409       297,380

    Dividends to stockholder              --           --             --       (2,000)         (2,000)             --        (2,000)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,634)       (1,634)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     200,766  $ 3,742,197  $    4,144,217  $       29,462  $  4,173,679
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $       213,609   $       249,989   $       331,375
Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to annuity and insurance contracts                                257,848           258,830           266,191
    Fees deducted from policy and contract balances                                    (511,113)         (476,389)         (451,583)
    Change in future policy benefits                                                    305,422            59,742            56,105
    Change in other policyholder liabilities, net                                       577,282           123,827           151,934
    Amortization of deferred policy acquisition costs                                   210,647           212,045           216,753
    Capitalization of policy acquisition costs                                         (361,563)         (361,349)         (314,814)
    Change in premiums and fees receivable                                                4,114           (28,833)          (34,508)
    Deferred tax provision                                                              (32,860)           48,153            18,181
    Change in income tax recoverables / liabilities - current                            15,806            (4,462)           (8,065)
    Net realized investment losses (gains)                                                4,546            (9,643)         (133,755)
    Change in reinsurance recoverables                                                  (23,478)            8,673           (74,983)
    Other, net                                                                           28,664            61,024            31,161
                                                                                ---------------   ---------------   ---------------
      Net cash provided by operating activities                                         688,924           141,607            53,992
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                                           3,266,663         2,003,169         2,255,590
  Equity securities                                                                     288,190           287,535           256,730
  Alternative investments                                                               104,581            87,763           102,290
  Derivative instruments                                                                206,895           238,574           267,911
  Other invested assets                                                                   2,509            25,679             1,416
Proceeds from maturities and repayments of:
  Fixed maturity securities                                                           1,001,019         1,075,583         1,153,092
  Mortgage loans                                                                        221,902           306,273           183,476
Purchases and originations of:
  Fixed maturity securities                                                          (5,383,602)       (4,047,304)       (3,820,423)
  Equity securities                                                                    (310,755)         (361,671)         (238,877)
  Mortgage loans                                                                       (643,688)         (494,248)         (363,852)
  Alternative investments                                                              (105,648)         (111,107)          (98,578)
  Derivative instruments                                                               (266,110)         (289,510)         (218,739)
  Other invested assets                                                                  (4,787)          (22,131)           (4,966)
Finance receivable originations or purchases                                           (222,528)         (220,575)         (210,452)
Finance receivable principal payments                                                   199,090           194,355           178,857
Securities in transit                                                                   (39,769)           43,717           (22,235)
Other, net                                                                             (154,800)          (46,814)         (209,112)
                                                                                ---------------   ---------------   ---------------
      Net cash used for investing activities                                         (1,840,838)       (1,330,712)         (787,872)
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                  3,973,399         3,678,808         3,575,510
Withdrawals from annuity and insurance contracts                                     (2,813,716)       (2,575,133)       (2,835,280)
Change in amounts drawn in excess of cash balances                                      (26,325)           (8,628)           (5,440)
Proceeds from issuance of short-term debt                                               275,000           200,000           200,000
Payment on short-term debt                                                             (275,000)         (200,000)         (200,000)
Proceeds from issuance of long-term debt                                                100,000            50,000            75,000
Payment on long-term debt                                                                    --           (75,000)               --
Dividends paid to stockholder                                                                --                --            (7,700)
Other, net                                                                               10,772            10,140            13,622
                                                                                ---------------   ---------------   ---------------
      Net cash provided by financing activities                                       1,244,130         1,080,187           815,712
                                                                                ---------------   ---------------   ---------------

Net increase (decrease) in cash and cash equivalents                                     92,216          (108,918)           81,832
Cash and cash equivalents, beginning of year                                            267,602           376,520            294688
                                                                                ---------------   ---------------   ---------------
Cash and cash equivalents, end of year                                          $       359,818   $       267,602   $       376,520
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

    The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                     2016               2015              2014
                                                ---------------    ---------------   ---------------
      Individual Financial Security             $       812,037    $       753,885   $       708,394
      Financial Institution Group                       529,139            514,593           494,066
      Group Insurance                                 1,961,388          1,951,734         1,789,855
      Retirement                                        722,100            478,728           506,396
      Asset Management                                   26,684             27,516                --
                                                ---------------    ---------------   ---------------
        Total strategic business units                4,051,348          3,726,456         3,498,711
      Subsidiaries and corporate product line           204,800            215,378           277,473
                                                ---------------    ---------------   ---------------
          Total                                 $     4,256,148    $     3,941,834   $     3,776,184
                                                ===============    ===============   ===============

    The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC). Revenues reported by PFC, primarily represented by finance charge income, are included within the subsidiaries and corporate product line in the table above. Held-for-sale criteria have been satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction is expected to close in the first half of 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2016 and 2015, the Company had no real estate held for sale.

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $40,850 and $33,453 at December 31, 2016 and 2015, respectively.

    Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 and 2015 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 and 2015 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2016 or 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2016 and 2015, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $55,430 and $61,298, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 155 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company has the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $14, $14 and $13 for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

    It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

    The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

    Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

    TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% and 6.50% to 7.50% at December 31, 2016 and 2015, respectively, depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                     2016              2015
                                                ---------------   ---------------
      Balance at beginning of year              $        28,370   $        26,321
      Capitalization                                      4,466             4,873
      Amortization and interest                          (4,289)           (3,537)
      Adjustment for unrealized gains (losses)              (72)              713
                                                ---------------   ---------------
      Balance at end of year                    $        28,475   $        28,370
                                                ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $44,569 and $66,880 as of December 31, 2016 and 2015, respectively, and amortized software expense of $17,574, $21,868 and $20,197 for the years ended December 31, 2016, 2015 and 2014, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $139,872 and $144,807 at December 31, 2016 and 2015, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $16,886, $11,074, and $11,516,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2016, the Company has assumed an average rate of investment yields ranging from 2.96% to 6.03%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2016 and 2015, the total participating business in force was $2,217,164 and $2,260,055, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% and 0.3% at December 31, 2016 and 2015, respectively.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The following is a description of certain significant risks facing the
    Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

    Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

    Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

      CASH AND CASH EQUIVALENTS:

      Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

      FINANCIAL INSTRUMENTS:

      Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

      Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    CONCENTRATION OF CREDIT RISK (CONTINUED):

      DERIVATIVES:

      The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The Company may enter into over-the-counter (OTC) derivative transactions with both qualified and non-qualified counterparties. The Company limits its aggregate counterparty exposure to 1% of admitted assets for any single non-qualified counterparty and 3% for all non-qualified counterparties in the aggregate. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

      The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

      The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

    Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

    As of December 31, 2016, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

    The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

    As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

    Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    LEGAL/REGULATORY RISK:

    Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may affect corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

    Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

    Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

    Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

    Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In May 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-09, Financial Services -- Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates. ASU 2015-09 was effective for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-09 did not have a material impact on the Company's consolidated financial statements and the required disclosures are included in note 13.

    In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosure for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-07 had no impact on the Company's consolidated financial statements.

    In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
    Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-02 had no impact on the Company's consolidated financial statements.

    In June 2013, the FASB issued ASU 2013-08, Financial Services -- Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income
    (loss).

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments -- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments -- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                  DECEMBER 31, 2016
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        U.S. government securities                      $       293,539   $             --   $            --   $       293,539
        Agencies not backed by the full faith and
          credit of the U.S. government                              --            820,335                --           820,335
        Foreign government securities                                --             37,064                --            37,064
        Corporate securities                                      1,607          7,915,599         1,041,343         8,958,549
        Asset-backed securities                                      --            434,006            38,833           472,839
        Commercial mortgage-backed securities (CMBS)                 --          1,398,895                --         1,398,895
        Residential mortgage-backed securities (RMBS)                --          1,778,276                23         1,778,299
                                                        ---------------   ----------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            295,146         12,384,175         1,080,199        13,759,520
     Equity securities, available-for-sale                      474,974             77,427                87           552,488
     Derivative instruments:
        TBA derivative instruments                                   --             18,847                --            18,847
        Other derivative instruments                                 15            346,281                --           346,296
                                                        ---------------   ----------------   ---------------   ---------------
          Total derivative instruments                               15            365,128                --           365,143
                                                        ---------------   ----------------   ---------------   ---------------
             Total investments                                  770,135         12,826,730         1,080,286        14,677,151
     Cash equivalents                                           231,959             12,145                --           244,104
     Separate account assets                                  3,932,516         17,415,512             1,809        21,349,837
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial assets                     $     4,934,610   $     30,254,387   $     1,082,095   $    36,271,092
                                                        ===============   ================   ===============   ===============

     Policy and contract account balances (1)           $            --   $             --   $       262,102   $       262,102
     Future policy and contract benefits (1)                         --                 --            34,283            34,283
     Derivative instruments (2)                                     741             70,743                --            71,484
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial liabilities                $           741   $         70,743   $       296,385   $       367,869
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                  DECEMBER 31, 2015
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         U.S. government securities                     $       361,143   $             --   $            --   $       361,143
         Agencies not backed by the full faith and
           credit of the U.S. government                             --            773,688                --           773,688
         Foreign government securities                               --             38,526                --            38,526
         Corporate securities                                        --          6,732,113           904,066         7,636,179
         Asset-backed securities                                     --            358,640            45,488           404,128
         CMBS                                                        --          1,224,987            22,734         1,247,721
         RMBS                                                        --          2,043,276                64         2,043,340
                                                        ---------------   ----------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           361,143         11,171,230           972,352        12,504,725
      Equity securities, available-for-sale                     442,665             62,316               113           505,094
      Derivative instruments:
         TBA derivative instruments                                  --             43,887                --            43,887
         Other derivative instruments                                12            174,640                --           174,652
                                                        ---------------   ----------------   ---------------   ---------------
           Total derivative instruments                              12            218,527                --           218,539
                                                        ---------------   ----------------   ---------------   ---------------
              Total investments                                 803,820         11,452,073           972,465        13,228,358
      Cash equivalents                                          191,088                 --                --           191,088
      Separate account assets                                 3,524,875         16,203,929             1,613        19,730,417
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial assets                    $     4,519,783   $     27,656,002   $       974,078   $    33,149,863
                                                        ===============   ================   ===============   ===============

      Policy and contract account balances (1)          $            --   $             --   $       102,696   $       102,696
      Future policy and contract benefits (1)                        --                 --            54,512            54,512
      Derivative instruments (2)                                     30             14,220                --            14,250
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial liabilities               $            30   $         14,220   $       157,208   $       171,458
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly -- a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT      NET     COMPREHENSIVE     IN TO       OUT OF    SALES AND    BALANCE AT
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    END OF
                                       OF YEAR        (1)        (LOSS)          (2)         (2)        NET (3)       YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   904,066  $     (216) $      (2,816) $       --  $       --  $    140,309  $ 1,041,343
        Asset-backed securities           45,488          --           (221)         --      (5,000)       (1,434)      38,833
        CMBS                              22,734          --             --          --     (22,734)           --           --
        RMBS                                  64          12             30          --          --           (83)          23
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
          Total fixed maturity
            securities, available-
            for-sale                     972,352  $     (204)        (3,007)         --     (27,734)      138,792    1,080,199
      Equity securities,
        available-for-sale                   113          --            (26)         --          --            --           87
      Separate account assets              1,613          --             95          92         (87)           96        1,809
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
             Total financial assets  $   974,078  $     (204) $      (2,938) $       92  $  (27,821) $    138,888  $ 1,082,095
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Corporate securities                           $       274,260   $        (6,784)  $      (127,167)  $       140,309
         Asset-backed securities                                    579                --            (2,013)           (1,434)
         RMBS                                                        --                --               (83)              (83)
                                                        ---------------   ---------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           274,839            (6,784)         (129,263)          138,792
      Separate account assets                                       192               (90)               (6)               96
                                                        ---------------   ---------------   ---------------   ---------------
              Total financial assets                    $       275,031   $        (6,874)  $      (129,269)  $       138,888
                                                        ===============   ===============   ===============   ===============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT     NET      COMPREHENSIVE     IN TO      OUT OF     SALES AND       BALANCE
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    AT END OF
                                       OF YEAR       (1)         (LOSS)          (2)        (2)         NET (3)        YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   913,393  $      (82) $     (30,735) $       --  $       --  $     21,490  $    904,066
        Asset-backed securities           38,724          --         (1,872)         --          --         8,636        45,488
        CMBS                                  --          --             74          --          --        22,660        22,734
        RMBS                                 132       1,956             37          --          --        (2,061)           64
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
          Total fixed maturity
            securities, available-
            for-sale                     952,249       1,874        (32,496)         --          --        50,725       972,352
      Equity securities, available-
        for-sale                             170          --            (57)         --          --            --           113
      Separate account assets              1,122          --            518           9        (130)           94         1,613
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
             Total financial assets  $   953,541  $    1,874  $     (32,035) $        9  $     (130) $     50,819  $    974,078
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        Corporate securities                            $       148,051   $       (17,061)  $      (109,500)  $        21,490
        Asset-backed securities                                  10,000                --            (1,364)            8,636
        CMBS                                                     22,660                --                --            22,660
        RMBS                                                         --            (1,932)             (129)           (2,061)
                                                        ---------------   ---------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            180,711           (18,993)         (110,993)           50,725
     Separate account assets                                         94                --                --                94
                                                        ---------------   ---------------   ---------------   ---------------
          Total financial assets                        $       180,805   $       (18,993)  $      (110,993)  $        50,819
                                                        ===============   ===============   ===============   ===============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2016 and 2015.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                        INCLUDED IN:
                                                  ---------------------------
                                                                  OTHER
                                      BALANCE AT     NET      COMPREHENSIVE   TRANSFERS   TRANSFERS                  BALANCE
                                      BEGINNING     INCOME        INCOME        IN TO      OUT OF                   AT END OF
                                       OF YEAR       (1)          (LOSS)       LEVEL 3     LEVEL 3    SETTLEMENTS     YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Policy and contract account
        balances                     $   102,696  $  159,406  $          --  $       --  $       --  $         --  $   262,102
      Future policy and contract
        benefits                          54,512     (20,182)            --          --          --           (47)      34,283
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
        Total financial liabilities  $   157,208  $  139,224  $          --  $       --  $       --  $        (47) $   296,385
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER
                                      BALANCE AT      NET     COMPREHENSIVE   TRANSFERS   TRANSFERS                   BALANCE
                                      BEGINNING      INCOME      INCOME         IN TO      OUT OF                    AT END OF
                                       OF YEAR        (1)        (LOSS)        LEVEL 3     LEVEL 3    SETTLEMENTS      YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Policy and contract account
        balances                     $   149,594  $  (46,898) $          --  $       --  $       --  $         --  $    102,696
      Future policy and contract
        benefits                          41,909      12,636             --          --          --           (33)       54,512
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
        Total financial liabilities  $   191,503  $  (34,262) $          --  $       --  $       --  $        (33) $    157,208
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2016 was $(142,794), of which $17,403 was included in net realized investment gains (losses) and $(160,197) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                                 RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT        (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
       available-for-sale:

                                                                               Yield/spread to U.S.        72 bps - 206 bps
       Corporate securities         $  1,041,343     Discounted cash flow      Treasuries (1)                 (135 bps)

                                                                               Yield/spread to U.S.       87 bps - 1,207 bps
       Asset-backed securities            38,833     Discounted cash flow      Treasuries (1)                 (193 bps)

     Liabilities:

       Policy and contract account                   Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
        balances                    $    262,102   Option pricing techniques   Lapse rates (3)               0%  to  16%
                                                                               Market volatility (6)         0%  to  30%

     Future policy and contract                      Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       benefits                           34,283   Option pricing techniques   Lapse rates (3)               0%  to  18%
                                                                               Utilization rates (4)         0%  to  100%
                                                                               Withdrawal rates (5)          0%  to  7%
                                                                               Market volatility (6)         0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                       0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
      available-for-sale:

                                                                               Yield/spread to U.S.        73 bps - 422 bps
      Corporate securities          $    903,886     Discounted cash flow      Treasuries (1)                 (183 bps)

                                                                               Yield/spread to U.S.       88 bps - 1,097 bps
      Asset-backed securities             40,488     Discounted cash flow      Treasuries (1)                 (231 bps)

                                                                               Yield/spread to U.S.       153 bps - 189 bps
      CMBS                                22,734     Discounted cash flow      Treasuries (1)                 (173 bps)

     Liabilities:

      Policy and contract account                    Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       balances                     $    102,696   Option pricing techniques   Lapse rates (3)                0%  to  16%
                                                                               Market volatility (6)          0%  to  30%

                                                                                                              1983a and
      Future policy and contract                     Discounted cash flow/     Mortality rates (2)        annuity 2000 table
       benefits                           54,512   Option pricing techniques   Lapse rates (3)                0%  to  15%
                                                                               Utilization rates (4)          0%  to  100%
                                                                               Withdrawal rates (5)           0%  to  7%
                                                                               Market volatility (6)          0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                        0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2016 and 2015.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2016
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,544,437   $          --   $          --   $   2,527,742   $   2,527,742
       Policy loans                                     426,971              --              --         515,602         515,602

     Liabilities:
       Deferred annuities                         $   2,158,937   $          --   $          --   $   2,259,518   $   2,259,518
       Annuity certain contracts                         85,785              --              --          88,408          88,408
       Other fund deposits                            2,200,721              --              --       2,186,511       2,186,511
       Supplementary contracts without life
          contingencies                                 117,206              --              --         117,206         117,206
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   468,000              --              --         470,628         470,628
       Separate account liabilities                  14,039,115       3,932,516      10,104,790           1,809      14,039,115

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,122,837   $          --   $          --   $   2,158,377   $   2,158,377
       Policy loans                                     410,997              --              --         496,430         496,430

     Liabilities:
       Deferred annuities                         $   2,122,335   $          --   $          --   $   2,231,728   $   2,231,728
       Annuity certain contracts                         78,588              --              --          81,225          81,225
       Other fund deposits                            2,055,178              --              --       2,048,340       2,048,340
       Supplementary contracts without life
         contingencies                                  103,352              --              --         103,352         103,352
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   368,000              --              --         370,517         370,517
       Separate account liabilities                  12,927,264       3,524,875       9,400,776           1,613      12,927,264

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2016 and 2015 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

    The carrying value of the Company's fixed maturity portfolio totaled $13,759,520 and $12,504,725 at December 31, 2016 and 2015, respectively.
    Fixed maturity securities represent 73.9% and 75.0% of total invested assets at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, publicly traded fixed maturity securities comprised 86.3% of the total fixed maturity portfolio.

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,727,155 and $1,981,529 agency backed RMBS, and $51,144 and $61,811 non-agency backed RMBS as of December 31, 2016 and 2015, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $552,488 and $505,094 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED     UNREALIZED      UNREALIZED      OTTI IN
     DECEMBER 31, 2016                                  COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     275,240  $      18,900  $         762  $        (161) $    293,539
     Agencies not backed by the full faith and
       credit of the U.S. government                      813,892         15,827          9,384             --       820,335
     Foreign government securities                         33,244          3,820             --             --        37,064
     Corporate securities                               8,732,000        318,757         94,430         (2,222)    8,958,549
     Asset-backed securities                              464,388         13,940          5,616           (127)      472,839
     CMBS                                               1,382,327         27,739         13,657         (2,486)    1,398,895
     RMBS                                               1,694,754         84,354          2,453         (1,644)    1,778,299
                                                    -------------  -------------  -------------  -------------- ------------
        Total fixed maturity securities,
          available-for-sale                           13,395,845        483,337        126,302         (6,640)   13,759,520
     Equity securities, available-for-sale                489,747         69,387          6,646             --       552,488
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  13,885,592  $     552,724  $     132,948  $      (6,640) $ 14,312,008
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
     DECEMBER 31, 2015                                  COST           GAINS         LOSSES         AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     340,859  $      21,104  $         820  $          --  $    361,143
     Agencies not backed by the full faith and
       credit of the U.S. government                      750,434         26,010          2,756             --       773,688
     Foreign government securities                         34,194          4,332             --             --        38,526
     Corporate securities                               7,562,245        258,728        186,069         (1,275)    7,636,179
     Asset-backed securities                              390,719         14,959          2,023           (473)      404,128
     CMBS                                               1,230,790         25,328         11,661         (3,264)    1,247,721
     RMBS                                               1,938,384        106,434          1,372            106     2,043,340
                                                    -------------  -------------  -------------  -------------  ------------
        Total fixed maturity securities,
          available-for-sale                           12,247,625        456,895        204,701         (4,906)   12,504,725
     Equity securities, available-for-sale                461,651         56,721         13,278             --       505,094
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  12,709,276  $     513,616  $     217,979  $      (4,906) $ 13,009,819
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost and fair value of fixed maturity securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                    AVAILABLE-FOR-SALE
                                                                                             ---------------------------------
                                                                                                AMORTIZED           FAIR
                                                                                                  COST              VALUE
                                                                                             ---------------   ---------------
     Due in one year or less                                                                 $       414,945   $       421,929
     Due after one year through five years                                                         2,264,119         2,414,256
     Due after five years through ten years                                                        3,430,127         3,489,849
     Due after ten years                                                                           3,745,185         3,783,453
                                                                                             ---------------   ---------------
                                                                                                   9,854,376        10,109,487
     Asset-backed and mortgage-backed  securities                                                  3,541,469         3,650,033
                                                                                             ---------------   ---------------
        Total                                                                                $    13,395,845   $    13,759,520
                                                                                             ===============   ===============

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        36,201   $         36,939   $           738               29
     Agencies not backed by the full faith and credit
       of the U.S. government                                   301,927            311,311             9,384               57
     Corporate securities                                     2,130,839          2,200,276            69,437              373
     Asset-backed securities                                    148,534            153,356             4,822               45
     CMBS                                                       507,346            520,159            12,813               52
     RMBS                                                       189,365            191,613             2,248               44
     Equity securities, available-for-sale                       86,721             90,679             3,958               68

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $           830   $            854   $            24                1
     Corporate securities                                       300,129            325,122            24,993               69
     Asset-backed securities                                     15,833             16,627               794                6
     CMBS                                                        19,830             20,695               865                8
     RMBS                                                        17,289             17,930               641               24
     Equity securities, available-for-sale                       26,683             29,371             2,688               25

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                                   DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                  LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        95,174   $         95,708   $           534               28
     Agencies not backed by the full faith and credit
       of the U.S. government                                   101,077            102,889             1,812               19
     Corporate securities                                     2,491,897          2,654,491           162,594              500
     Asset-backed securities                                    103,449            104,848             1,399               19
     CMBS                                                       546,958            558,130            11,172               50
     RMBS                                                        88,513             89,471               958               26
     Equity securities, available-for-sale                      150,665            160,641             9,976               94

                                                                                  DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $         6,208   $          6,494   $           286                4
     Agencies not backed by the full faith and credit
       of the U.S. government                                    36,701             37,645               944                6
     Corporate securities                                       120,128            143,897            23,769               51
     Asset-backed securities                                     13,838             14,462               624                2
     CMBS                                                        14,754             15,291               537                4
     RMBS                                                        39,971             42,381             2,410               30
     Equity securities, available-for-sale                       20,429             23,731             3,302               20

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2016, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2016.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2016, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2016, 97.1% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2016, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

    Equity securities with unrealized losses at December 31, 2016 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2016 and 2015, fixed maturity securities and cash equivalents with a carrying value of $21,694 and $22,686, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,544,437 and $2,122,837 at December 31, 2016 and 2015, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $132,500 and $81,300 were sold during 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Industrial                                                                             $       855,885   $       838,063
      Office buildings                                                                               416,303           356,846
      Retail facilities                                                                              610,197           464,920
      Apartment                                                                                      406,102           291,760
      Other                                                                                          255,950           171,248
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                               2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $          2,431   $         2,270   $         4,677
         Addition to (release of) allowance                                            189               161            (2,407)
         Write-downs, net of recoveries                                                 --                --                --
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

      End of year valuation allowance basis:
         Specific allowance                                               $          1,700   $         1,485   $         1,221
         General allowance                                                             920               946             1,049
                                                                          ----------------   ---------------   ---------------
      Total valuation allowance                                           $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    As of December 31, 2016, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Performing mortgage loans                                                              $     2,544,437   $     2,122,837
      Nonperforming mortgage loans                                                                        --                --
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                                2016               2015             2014
                                                                          ----------------   ---------------   ---------------
      Number of properties acquired                                                     --                 1                 1
      Carrying value of mortgage loans prior to real estate acquisition   $             --   $         5,300   $         7,500
      Loss recognized upon acquisition in satisfaction of debt                          --                --                --

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location -- both domestic and international.

    The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2016                    DECEMBER 31, 2015
                                                        ----------------------------------   ---------------------------------
                                                           CARRYING            PERCENT          CARRYING           PERCENT
                                                             VALUE            OF TOTAL            VALUE           OF TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Alternative investments
         Private equity funds                           $       381,860               61.3%  $       366,665              61.5%
         Mezzanine debt funds                                   240,221               38.6%          228,785              38.3%
         Hedge funds                                                595                0.1%            1,169               0.2%
                                                        ---------------   ----------------   ---------------   ---------------
           Total alternative investments                $       622,676              100.0%  $       596,619             100.0%
                                                        ===============   ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $        576,244   $       544,543   $       527,106
      Equity securities, available-for-sale                                         17,677            16,097            14,411
      Mortgage loans                                                               116,034           104,155           100,289
      Policy loans                                                                  26,019            26,120            24,614
      Cash equivalents                                                                 416                33                27
      Alternative investments                                                       13,217            21,009            20,648
      Derivative instruments                                                            60                63               (60)
      Other invested assets                                                          3,001             2,397             1,843
                                                                          ----------------   ---------------   ---------------
        Gross investment income                                                    752,668           714,417           688,878
      Investment expenses                                                          (26,492)          (25,280)          (24,579)
                                                                          ----------------   ---------------   ---------------
        Total                                                             $        726,176   $       689,137   $       664,299
                                                                          ================   ===============   ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $         13,208   $       (25,713)  $        22,943
      Equity securities, available-for-sale                                          4,426             7,912            38,770
      Mortgage loans                                                                  (189)             (377)           (2,753)
      Alternative investments                                                       25,822            41,761            43,718
      Derivative instruments                                                       (47,899)          (22,363)           14,086
      Other invested assets                                                             86              (956)              (95)
      Securities held as collateral                                                     --             9,379            17,086
                                                                          ----------------   ---------------   ---------------
        Total                                                             $         (4,546)  $         9,643   $       133,755
                                                                          ================   ===============   ===============

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                                2016              2015               2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Gross realized gains                                             $         44,363   $        19,557   $        39,432
         Gross realized losses                                                     (30,378)          (28,701)          (13,637)
      Equity securities, available-for-sale:
         Gross realized gains                                                       20,591            24,828            44,030
         Gross realized losses                                                     (15,587)          (16,003)           (5,254)
      Alternative investments:
         Gross realized gains                                                       33,761            39,112            39,882
         Gross realized losses                                                        (308)             (556)             (960)

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         US government securities                                         $            654   $            --   $            --
         Corporate securities                                                          123            16,569             2,852
      Mortgage loans                                                                    --                --             6,183
      Equity securities, available-for-sale                                            578               913                 6
                                                                          ----------------   ---------------   ---------------
         Total other-than-temporary impairments                           $          1,355   $        17,482   $         9,041
                                                                          ================   ===============   ===============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         29,329   $        17,436   $        26,964
      Additions:
        Initial impairments -- credit loss OTTI recognized on
          securities not previously impaired                                           777            16,569             2,852
        Additional impairments -- credit loss OTTI recognized on
          securities previously impaired                                                --                --                --
      Reductions:
        Due to sales (or maturities, pay downs, or prepayments) during
          the period of securities previously credit loss OTTI impaired            (17,282)           (4,676)          (12,380)
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $         12,824   $        29,329   $        17,436
                                                                          ================   ===============   ===============

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                        DECEMBER 31, 2016                          DECEMBER 31, 2015
                                           -----------------------------------------  ----------------------------------------
                                                                  FAIR VALUE                                 FAIR VALUE
      PRELIMINARY                                          -------------------------                --------------------------
      UNDERLYING RISK                         NOTIONAL                  LIABILITIES     NOTIONAL                   LIABILITIES
      EXPOSURE            INSTRUMENT TYPE      AMOUNT        ASSETS         (1)          AMOUNT        ASSETS          (1)
      ------------------  ---------------  --------------  -----------  ------------  ------------  ------------  ------------
      Interest rate       Interest rate
                           swaps           $      431,500  $    27,067  $         53  $    476,500  $     31,645  $          1
                          Interest rate
                           swaptions            1,496,000        7,488            --       572,000         8,071            --
                          Interest rate
                           futures                355,200           10            10       370,000             9             9
                          Interest rate
                           caps                   100,000           48            --       100,000           162            --
                          TBAs                     18,520       18,847            --        42,505        43,887            --
      Foreign currency    Foreign
                           currency swaps          17,000        4,562            --        17,000         5,127            --
                          Foreign
                           currency
                           forwards               218,460           --           721            --            --            --
      Equity market       Equity futures          474,675            5             5       443,331             3             3
                          Equity options        7,260,013      307,116        70,695     6,161,629       129,635        14,237
                                           --------------  -----------  ------------  ------------  ------------  ------------
       Total derivatives                   $   10,371,368  $   365,143  $     71,484  $  8,182,965  $    218,539  $     14,250
                                           ==============  ===========  ============  ============  ============  ============

----------
   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2016 and 2015. This is evident through the increase in notional amounts in 2016.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

    Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                                             DECEMBER 31, 2016
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         10,404   $          (69)  $                    --
      Interest rate swaptions                                                        162               --                        --
      Interest rate futures                                                       (5,188)              --                        (2)
      Interest rate caps                                                             300             (415)                       --
      TBAs                                                                           697               --                        --
      Foreign currency swaps                                                        (577)             553                        --
      Foreign currency forwards                                                     (749)              (9)                       --
      Equity futures                                                             (58,675)              --                    13,181
      Equity options                                                             (14,502)              --                    75,832
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $        (68,128)  $           60   $                89,011
                                                                        ================   ==============   =======================

                                                                                             DECEMBER 31, 2015
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         15,753   $          (74)  $                    --
      Interest rate swaptions                                                        949               --                        --
      Interest rate futures                                                       (7,354)              --                         1
      Interest rate caps                                                              42             (414)                       --
      TBAs                                                                           994               --                        --
      Foreign currency swaps                                                        (158)             562                        --
      Foreign currency forwards                                                      146              (11)                       --
      Equity futures                                                             (15,982)              --                     2,106
      Equity options                                                              (4,150)              --                   (50,096)
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         (9,760)  $           63   $               (47,989)
                                                                        ================   ==============   =======================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                                             DECEMBER 31, 2014
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         68,325   $          (86)  $                    --
      Interest rate swaptions                                                      3,538               --                        --
      Interest rate futures                                                       14,945               --                       (34)
      Interest rate caps                                                          (1,897)            (414)                       --
      Interest rate floors                                                            85              (81)                       --
      TBAs                                                                           601               --                        --
      Foreign currency swaps                                                       2,170              525                        --
      Foreign currency forwards                                                      (96)              (4)                       --
      Equity futures                                                             (18,223)              --                    14,252
      Equity options                                                             (12,599)              --                    74,840
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         56,849   $          (60)  $                89,058
                                                                        ================   ==============   =======================

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $268,560 and $170,541 at December 31, 2016 and 2015, respectively, and the Company delivered collateral in the amount of $24,765 and $19,698 at December 31, 2016 and 2015, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    EMBEDDED DERIVATIVES (CONTINUED)

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Embedded derivatives within annuity products:
         Minimum guaranteed withdrawal benefits                                              $       (30,224)  $       (48,828)
         Minimum guaranteed accumulation benefits                                                        379               (23)
         Guaranteed payout floors                                                                     (4,438)           (5,661)
         Other                                                                                        (4,563)           (5,129)

      Embedded derivatives within life insurance products:
         Equity-linked index credits                                                         $      (257,539)  $       (97,567)

    The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                                2016               2015              2014
                                                                          ---------------    ---------------   ---------------
      Embedded derivatives within annuity products:
         Net realized investment gains (losses)                           $        20,229    $       (12,603)  $       (42,763)
         Policyholder benefits                                                        566                255              (912)

      Embedded derivatives within life insurance products:
         Policyholder benefits                                            $      (159,972)   $        46,643   $       (23,595)

    At December 31, 2016 and 2015, fixed maturity and equity securities with a carrying value of $24,765 and $19,698, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2016 and 2015, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES (CONTINUED)

    NON-CONSOLIDATED VIES (CONTINUED)

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $622,676 and $596,619 and the maximum exposure was $969,904 and $898,937 at December 31, 2016 and 2015, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Direct installment loans                                                               $       340,999   $       339,308
      Retail installment notes                                                                        54,808            58,528
      Direct mail loans                                                                               26,478            19,026
                                                                                             ---------------   ---------------
        Gross finance receivables                                                                    422,285           416,862
      Accrued interest and charges                                                                     7,302             7,173
      Unearned finance charges                                                                      (119,523)         (118,638)
      Allowance for losses                                                                           (17,156)          (16,338)
                                                                                             ---------------   ---------------
        Finance receivables, net                                                             $       292,908   $       289,059
                                                                                             ===============   ===============

    Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

    Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2016 were as follows:

                                                          DIRECT LOANS      RETAIL NOTES       DIRECT MAIL          TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      2016                                              $         1,587   $           160    $           122   $         1,869
      2017                                                       18,489             6,448              2,042            26,979
      2018                                                       78,893            20,312             12,440           111,645
      2019                                                      130,188            12,051              5,613           147,852
      2020                                                       14,205               190                 --            14,395
      2021 and thereafter                                             1                21                 --                22
                                                        ---------------   ----------------   ---------------   ---------------
        Total finance receivables, net of unearned
          finance charges                               $       243,363   $        39,182    $        20,217           302,762
                                                        ===============   ================   ===============
      Accrued interest                                                                                                   7,302
      Allowance for losses                                                                                             (17,156)
                                                                                                               ---------------
        Finance receivables, net                                                                               $       292,908
                                                                                                               ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Direct installment loans:
        30-60 days past due                                                                  $         9,076   $         9,204
        61-90 days past due                                                                            5,659             5,353
        91 days or more past due                                                                      15,520            15,217
                                                                                             ---------------   ---------------
           Total direct installment loans                                                             30,255            29,774
      Retail installment notes:
        30-60 days past due                                                                              759               833
        61-90 days past due                                                                              425               418
        91 days or more past due                                                                       1,169             1,111
                                                                                             ---------------   ---------------
           Total retail installment notes                                                              2,353             2,362
      Direct mail loans:
        30-60 days past due                                                                              560               341
        61-90 days past due                                                                              376               273
        91 days or more past due                                                                       1,037             1,038
                                                                                             ---------------   ---------------
           Total direct mail loans                                                                     1,973             1,652
                                                                                             ---------------   ---------------
             Total finance receivables past due, net of unearned finance charges             $        34,581   $        33,788
                                                                                             ===============   ===============

      Percentage of finance receivables, net of unearned finance charges                                11.4%             11.3%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% and 5.3% at December 31, 2016 and 2015, respectively.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         16,338   $        15,789   $        14,781
      Provision for credit losses                                                   19,646            16,832            14,052
      Charge-offs                                                                  (26,044)          (22,399)          (18,240)
      Recoveries                                                                     7,216             6,116             5,196
                                                                          -----------------  ---------------   ---------------
      Balance at end of year                                              $         17,156   $        16,338   $        15,789
                                                                          =================  ===============   ===============

    The following table provides additional information about the allowance for losses as of December 31:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Non-impaired gross finance receivables:
        Gross receivables balance                                                            $       416,214   $       410,317
        General reserves                                                                              16,909            16,081

      Impaired gross finance receivables (including TDRs):
        Gross receivables balance                                                            $         6,071   $         6,545
        General reserves                                                                                 247               257

    All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2016 and 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Non-accrual balances:
        Direct installment loans                                                             $        25,979   $        26,057
        Retail installment notes                                                                       1,150             1,159
        Direct mail loans                                                                              1,600             1,310
                                                                                             ---------------   ---------------
         Total non-accrual balances                                                          $        28,729   $        28,526
                                                                                             ===============   ===============

    There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016 and 2015.

    Loans classified as TDRs were $6,071 and $6,545 at December 31, 2016 and 2015, respectively. The number of loans classified as TDR accounts were 2,732 and 2,951 at December 31, 2016 and 2015, respectively. For the years ended December 31, 2016 and 2015, the Company modified $9,693 and $8,591, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default during 2015. The Company recognized interest income of $1,041, $1,240 and $1,458 from loans classified as TDRs for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016 and 2015. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
Customer type:
  New borrower                                                                               $        63,409   $        54,763
  Former borrower                                                                                     29,143            28,125
  Existing borrower                                                                                  266,698           264,590
  Refinance borrower                                                                                   8,227            10,856
  Retail borrower                                                                                     54,808            58,528
                                                                                             ---------------   ---------------
    Total gross finance receivables                                                          $       422,285   $       416,862
                                                                                             ===============   ===============

Customer creditworthiness:
  Non-bankrupt gross finance receivables:
    Direct installment loans                                                                 $       339,769   $       337,952
    Retail installment notes                                                                          54,676            58,410
    Direct mail borrower                                                                              26,460            19,003
                                                                                             ---------------   ---------------
      Total non-bankrupt gross finance receivables                                                   420,905           415,365
  Bankrupt gross finance receivables:
    Direct installment loans                                                                           1,230             1,356
    Retail installment notes                                                                             132               118
    Direct mail borrower                                                                                  18                23
                                                                                             ---------------   ---------------
      Total bankrupt gross finance receivables                                                         1,380             1,497
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

Customer payment performance:
  Direct installment loans:
    Contractually performing, current to 30 days past due                                    $       301,332   $       299,874
    Contractually performing, 31 to 60 days past due                                                  12,492            12,722
    Contractually nonperforming, 61 or more days past due                                             27,175            26,712
                                                                                             ---------------   ---------------
      Total direct installment loans                                                                 340,999           339,308
  Retail installment notes:
    Contractually performing, current to 30 days past due                                             51,911            55,610
    Contractually performing, 31 to 60 days past due                                                     983             1,077
    Contractually nonperforming, 61 or more days past due                                              1,914             1,841
                                                                                             ---------------   ---------------
      Total retail installment notes                                                                  54,808            58,528
  Direct mail loans:
    Contractually performing, current to 30 days past due                                             24,048            17,084
    Contractually performing, 31 to 60 days past due                                                     714               405
    Contractually nonperforming, 61 or more days past due                                              1,716             1,537
                                                                                             ---------------   ---------------
      Total direct mail loans                                                                         26,478            19,026
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                                 2016             2015              2014
                                                                           ---------------   ---------------   ---------------
      Computed income tax expense                                          $        97,361   $       120,459   $       165,865
      Difference between computed and actual tax expense:
         Dividends received deduction                                              (28,059)          (23,286)          (20,615)
         Tax credits                                                                (4,562)           (3,639)           (2,790)
         Expense adjustments and other                                                (175)              646                66
                                                                           ---------------   ---------------   ---------------
           Total income tax expense                                        $        64,565   $        94,180   $       142,526
                                                                           ===============   ===============   ===============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Deferred tax assets:
         Policyholder liabilities                                                            $       119,292   $        68,415
         Pension, postretirement and other benefits                                                   21,580            18,759
         Tax deferred policy acquisition costs                                                       245,525           226,386
         Deferred gain on individual disability coinsurance                                            2,270             2,997
         Net realized capital losses                                                                      --            14,965
         Other                                                                                        19,242            17,132
                                                                                             ---------------   ---------------
           Gross deferred tax assets                                                                 407,909           348,654

      Deferred tax liabilities:
         Deferred policy acquisition costs                                                           378,655           350,097
         Premiums                                                                                     21,956            26,082
         Real estate and property and equipment depreciation                                           7,058             6,133
         Basis difference on investments                                                              20,276            19,948
         Net realized capital gains                                                                    1,093                --
         Net unrealized capital gains                                                                149,246           105,404
         Ceding commissions and goodwill                                                              14,189            12,714
         Other                                                                                        33,844            34,766
                                                                                             ---------------   ---------------
           Gross deferred tax liabilities                                                            626,317           555,144
                                                                                             ---------------   ---------------
              Net deferred tax liability                                                     $       218,408   $       206,490
                                                                                             ===============   ===============

    As of December 31, 2016 and 2015, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2016, 2015, and 2014.

    At December 31, 2016, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2016, 2015 and 2014, were $81,774, $53,003 and $132,411, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $         2,712   $         2,925
      Additions based on tax positions related to current year                                         1,134               998
      Additions (reductions) for tax positions of prior years                                            221            (1,211)
                                                                                             ---------------   ---------------
      Balance at end of year                                                                 $         4,067   $         2,712
                                                                                             ===============   ===============

    Included in the balance of unrecognized tax benefits at December 31, 2016 are potential benefits of $4,067 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2016, accrued interest and penalties of $116 are recorded as current income tax liabilities on the consolidated balance sheets and $72 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2016, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    During 2016, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2013 return. The IRS chose not to audit the 2013 consolidated return and has not stated their intention to audit the 2013 amended return. The IRS also informed MMC that it did not intend to audit the consolidated tax return for year 2014. The Company is now in the process of completing and filing an amended return for 2014. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended returns will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015              2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in benefit obligation:
      Benefit obligation at beginning of year            $        75,700   $        79,734   $         5,814   $         6,399
      Service cost                                                 1,332             1,364               205               192
      Interest cost                                                3,301             3,323               232               219
      Actuarial loss (gain)                                          899            (4,901)             (825)             (715)
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Benefit obligation at end of year                  $        78,113   $        75,700   $         5,181   $         5,814
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                              2016              2015               2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in plan assets:
      Fair value of plan assets at beginning of year     $        70,382   $        68,811   $            --   $            --
      Actual return on plan assets                                 3,629             1,318                --                --
      Employer contribution                                        2,110             4,073               245               281
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Fair value of plan assets at end of year           $        73,002   $        70,382   $            --   $            --
                                                         ===============   ===============   ===============   ===============

      Net amount recognized:
      Funded status                                      $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)

      Amounts recognized on the consolidated balance
        sheets:
      Prepaid benefit cost                               $            --   $            --   $            --   $            --
      Accrued benefit cost                                        (5,111)           (5,318)           (5,181)           (5,814)
                                                         ---------------   ---------------   ---------------   ---------------
      Net amount recognized                              $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)
                                                         ===============   ===============   ===============   ===============

      Weighted average assumptions used to determine
        benefit obligations:
      Discount rate                                                 3.92%             4.09%             3.82%             3.95%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Weighted average assumptions used to determine
        net periodic benefit costs:
      Expected long-term return on plan assets                      5.15%             5.16%               --                --
      Discount rate                                                 4.09%             3.77%             3.95%             3.74%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Components of net periodic benefit cost:
      Service cost                                       $         1,332   $         1,364   $           205   $           192
      Interest cost                                                3,301             3,323               232               219
      Expected return on plan assets                              (3,624)           (3,439)               --                --
      Prior service benefit amortization                             (79)              (80)             (276)             (895)
      Recognized net actuarial loss (gain)                           891             1,585              (162)             (153)
                                                         ---------------   ---------------   ---------------   ---------------
      Net periodic benefit cost                          $         1,821   $         2,753   $            (1)  $          (637)
                                                         ===============   ===============   ===============   ===============

      Other changes in plan assets and benefit
        obligations recognized in other comprehensive
        income (loss):
      Net gain (loss)                                    $          (894)  $         2,780   $           825   $           715
      Amortization of net loss (gain)                                891             1,585              (162)             (153)
      Amortization of prior service benefit                          (79)              (80)             (276)             (895)
                                                         ---------------   ---------------   ---------------   ---------------
      Total recognized in other comprehensive income
        (loss)                                           $           (82)  $         4,285   $           387   $          (333)
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015               2016             2015
                                                         ---------------   ---------------   ---------------   ---------------
      Amounts recognized in accumulated other
        comprehensive income:
      Net actuarial gain (loss)                          $       (16,389)  $       (16,386)  $         2,840   $         2,177
      Prior service benefit                                          536               615             1,379             1,655
                                                         ---------------   ---------------   ---------------   ---------------
      Accumulated other comprehensive income (loss)
        at end of year                                   $       (15,853)  $       (15,771)  $         4,219   $         3,832
                                                         ===============   ===============   ===============   ===============

      Accumulated benefit obligation                     $        73,446   $        71,508   $         5,181   $         5,814

      Plans with accumulated benefit obligation in
        excess of plan assets:
      Projected benefit obligation                       $        45,521   $        45,570
      Accumulated benefit obligation                              45,521            45,570
      Fair value of plan assets                                   43,949            42,379

    Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

    The Company updated its mortality assumption as of December 31, 2016 and December 31, 2015 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2015 report on expected future improvements in mortality rates and the subsequent 2016 update of future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease in both 2016 and 2015.

    The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $80 and $975, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $276 and $290, respectively. In 2017, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                                                                               PENSION                              MEDICARE
                                                                              BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                           ---------------   ---------------   ---------------
      2017                                                                 $         3,466   $           320   $            --
      2018                                                                           3,607               314                --
      2019                                                                           3,709               292                --
      2020                                                                           3,690               294                --
      2021                                                                           3,791               301                --
      2022 -- 2026                                                                  21,005             1,648                --

    For measurement purposes, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2015, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2016 and 2015. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2016 by $23 and the service cost and interest cost components of net periodic benefit costs for 2016 by $7. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2016 by $19 and the service cost and interest cost components of net periodic postretirement benefit costs for 2016 by $6.

    To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

    The target asset allocation as of December 31, 2016, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                   14% to 26%
      Fixed maturity securities           14% to 26%
      Insurance company general account   60% to 62%
      Other                               0%  to  2%

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                      2016              2015
                                                 ---------------   ---------------
      Equity securities                                       16%               19%
      Fixed maturity securities                               24%               21%
      Insurance company general account                       60%               60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

      DECEMBER 31, 2016                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        29,053   $            --   $        29,053
        Insurance company general account                             --                --            43,949            43,949
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        29,053   $        43,949   $        73,002
                                                         ===============   ===============   ===============   ===============

      DECEMBER 31, 2015                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        28,003   $            --   $        28,003
        Insurance company general account                             --                --            42,379            42,379
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        28,003   $        42,379   $        70,382
                                                         ===============   ===============   ===============   ===============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         42,379   $                1,570   $             --   $     43,949

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         40,847   $                1,532   $             --   $     42,379

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2016 and 2015. There were no transfers in to or out of level 3 for the years ending December 31, 2016 and 2015.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2016, 2015, and 2014 of $1,493, $1,551, and $1,555, respectively.

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

    Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                                2016               2015              2014
                                                                           ---------------   ---------------   ---------------
      Balance at January 1                                                 $       530,803   $       550,947   $       566,748
         Less: reinsurance recoverable                                             449,072           475,074           489,863
                                                                           ---------------   ---------------   ---------------
      Net balance at January 1                                                      81,731            75,873            76,885
                                                                           ---------------   ---------------   ---------------
      Incurred related to:
         Current year                                                              118,151           123,616           115,886
         Prior years                                                                 3,805             3,929            (2,701)
                                                                           ---------------   ---------------   ---------------
      Total incurred                                                               121,956           127,545           113,185
                                                                           ---------------   ---------------   ---------------
      Paid related to:
         Current year                                                               69,994            74,695            73,750
         Prior years                                                                53,734            46,992            40,447
                                                                           ---------------   ---------------   ---------------
      Total paid                                                                   123,728           121,687           114,197
                                                                           ---------------   ---------------   ---------------
      Net balance at December 31                                                    79,959            81,731            75,873
         Plus: reinsurance recoverable                                             433,464           449,072           475,084
                                                                           ---------------   ---------------   ---------------
      Balance at December 31                                               $       513,423   $       530,803   $       550,947
                                                                           ===============   ===============   ===============

    In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

    As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,805, $3,929, and $(2,701) in 2016, 2015, and
    2014, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

    The following table reconciles the liability for unpaid accident and health claims and claim loss adjustment expenses to pending policy and contract claims on the consolidated balance sheets as of December 31:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Liability for unpaid accident and health claims, and claim loss
        adjustment expenses                                                $       513,423   $       530,803   $       550,947
      Less: amounts included in future policy and contract benefits                447,061           467,001           491,463
                                                                           ---------------   ---------------   ---------------
        Accident and health pending policy and contract claims                      66,362            63,802            59,484
      Other pending policy and contract claims                                     484,431           491,513           471,156
                                                                           ---------------   ---------------   ---------------
        Pending policy and contract claims                                 $       550,793   $       555,315   $       530,640
                                                                           ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS

    Certain short duration contracts are offered within the Company's Financial Institution Group and Group Insurance strategic business units.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2016 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2016:

    FINANCIAL INSTITUTION GROUP

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014           2015           2016           IBNR           CLAIMS
      --------------  -------------  -------------   ------------   -------------  -------------  -------------   ------------
      2012            $      54,505  $      54,285   $     53,064   $      52,462  $      52,301  $         297             21
      2013                       --         51,895         48,476          47,243         46,945            730             20
      2014                       --             --         51,794          46,968         46,515          1,453             20
      2015                       --             --             --          46,992         42,025          3,203             19
      2016                       --             --             --              --         51,278          9,609             18
                                                                                   -------------
         Total                                                                     $     239,064
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                   2012            2013            2014            2015            2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $      30,099   $      43,897   $      47,981   $      50,418   $     51,475
      2013                                                   --          26,584          39,401          43,123         45,006
      2014                                                   --              --          27,839          39,125         42,590
      2015                                                   --              --              --          23,896         34,462
      2016                                                   --              --              --              --         26,925
                                                                                                                  ------------
         Total                                                                                                    $    200,458
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $        813
      Liabilities for unpaid losses and loss
        adjustment expenses, net of
        reinsurance                                                                                               $     39,419

------------
      (1) 2012 -- 2015 unaudited.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2016 (Continued):

    GROUP INSURANCE

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014            2015           2016          IBNR           CLAIMS
      --------------  ------------   -------------   ------------   -------------  -------------  -------------   ------------
      2012            $  1,122,687   $   1,104,135   $  1,102,479   $   1,098,641  $   1,095,885  $          --             55
      2013                      --       1,273,925      1,239,200       1,234,798      1,230,704             --             59
      2014                      --              --      1,364,814       1,318,135      1,313,066            615             63
      2015                      --              --             --       1,532,312      1,448,309          2,663             72
      2016                      --              --             --              --      1,372,565        136,316             60
                                                                                   -------------
         Total                                                                     $   6,460,529
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                    2012           2013            2014             2015           2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $     904,296   $   1,061,302   $   1,068,606   $   1,073,405   $  1,076,216
      2013                                                   --       1,027,194       1,194,336       1,203,788      1,208,430
      2014                                                   --              --       1,107,734       1,264,597      1,276,165
      2015                                                   --              --              --       1,260,002      1,392,218
      2016                                                   --              --              --              --      1,079,890
                                                                                                                  ------------
         Total                                                                                                    $  6,032,919
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $    100,399
      Liabilities for unpaid losses and loss
         adjustment expenses, net of
         reinsurance                                                                                              $    528,009

----------
      (1) 2012 -- 2015 unaudited.

    The reconciliation by strategic business unit of the liability for pending policy and contract claims relating to short duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2016 is as follows:

                                                                              FINANCIAL
                                                                             INSTITUTION          GROUP
                                                                                GROUP           INSURANCE           TOTAL
                                                                           ---------------   ---------------   ---------------
      Liability for short duration pending policy and contract claims,
         net of reinsurance                                                $        39,419   $       528,009   $       567,428
      Reinsurance recoverable on pending policy and contract claims                  7,350           227,796           235,146
      Less: other liabilities (1)                                                   32,727           313,490           346,217
                                                                           ---------------   ---------------   ---------------
           Total short duration pending policy and contract claims         $        14,042   $       442,315           456,357
                                                                           ===============   ===============
      Other pending policy and contract claims                                                                          94,436
                                                                                                               ---------------
         Pending policy and contract claims                                                                    $       550,793
                                                                                                               ===============

--------
   (1) Includes components that are recognized in line items other than pending policy and contract claims on the consolidated balance sheet.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by strategic business unit and accident year for the year ended December 31, 2016 is as follows(1):

                                                 FINANCIAL
                                                INSTITUTION          GROUP
      INCURRAL YEAR                                GROUP           INSURANCE
      ------------------------------------   ----------------   ---------------
      1                                                  56.7%             83.2%
      2                                                  25.8%             12.2%
      3                                                   7.7%              0.8%
      4                                                   4.3%              0.4%
      5                                                   2.0%              0.3%

----------
      (1) 2012 -- 2015 unaudited.

(13)   REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

    Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

    The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Direct premiums                                                      $     3,168,212   $     2,861,954   $     2,623,272
      Reinsurance assumed                                                            8,227             8,760            35,056
      Reinsurance ceded                                                           (704,706)         (650,247)         (619,019)
                                                                           ---------------   ---------------   ---------------
         Net premiums                                                      $     2,471,733   $     2,220,467   $     2,039,309
                                                                           ===============   ===============   ===============

    Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $682,956, $639,260 and $560,918 during 2016, 2015, and 2014, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

    The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

    The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals,
    (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2016, 2015 or 2014.

    The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

    At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Return of net deposits:
         In the event of death
         Account value                                                                       $     4,461,164   $     4,087,650
         Net amount at risk                                                                  $        31,335   $        46,211
         Average attained age of contractholders                                                        62.9              62.2
         As withdrawals are taken
         Account value                                                                       $       316,657   $       305,870
         Net amount at risk                                                                  $            74   $            51
         Average attained age of contractholders                                                        69.7              69.1
      Return of net deposits plus a minimum return:
         In the event of death
         Account value                                                                       $       276,717   $       245,369
         Net amount at risk                                                                  $        28,968   $        32,351
         Average attained age of contractholders                                                        69.4              68.5
         At annuitization
         Account value                                                                       $       462,113   $       487,548
         Net amount at risk                                                                  $         2,564   $         1,878
         Weighted average period remaining until expected annuitization (in years)                       2.8               3.6
         As withdrawals are taken
         Account value                                                                       $     2,953,311   $     2,591,162
         Net amount at risk                                                                  $         2,461   $         1,586
         Average attained age of contractholders                                                        64.0              63.6

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    At December 31, the Company had the following variable annuity contracts with guarantees (Continued):


                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Highest specified anniversary account value:
         In the event of death
         Account value                                                                       $       695,763   $       706,207
         Net amount at risk                                                                  $        16,237   $        34,185
         Average attained age of contractholders                                                        63.7              62.9
         Account value adjustment on 10th contract anniversary
         Account value                                                                       $        56,157   $        21,654
         Net amount at risk                                                                  $            --   $            --
         Weighted average period remaining until expected annuitization (in years)                      59.1              58.8
      Guaranteed payout annuity floor:
         Account value                                                                       $        47,341   $        47,899
         Net amount at risk                                                                  $           204   $           557
         Average attained age of contractholders                                                        74.8              74.4

    At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Account value (general and separate accounts)                                          $     6,653,271   $     6,018,267
      Net amount at risk                                                                     $    54,920,546   $    52,696,878
      Average attained age of policyholders                                                             50.0              50.0

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                                MINIMUM
                                                          MINIMUM                             GUARANTEED
                                                      GUARANTEED DEATH      GUARANTEED      WITHDRAWAL AND
                                                        AND INCOME        PAYOUT ANNUITY      ACCUMULATION    UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR             BENEFIT         VARIABLE LIFE
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at beginning of year                    $          8,580   $          5,661   $        48,851   $           98,056
      Incurred guarantee benefits                                  388             (1,176)          (19,006)              33,749
      Paid guaranteed benefits                                  (1,903)               (47)               --              (12,615)
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at end of year                          $          7,065   $          4,438   $        29,845   $          119,190
                                                      ================   ================   ===============   ==================

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                          MINIMUM
                                                      GUARANTEED DEATH      GUARANTEED           MINIMUM
                                                        AND INCOME        PAYOUT ANNUITY       GUARANTEED        UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR         WITHDRAWAL BENEFIT     VARIABLE LIFE
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at beginning of year                    $          4,708   $          5,802   $           36,107   $           73,534
      Incurred guarantee benefits                                4,533               (108)              12,744               42,158
      Paid guaranteed benefits                                    (661)               (33)                  --              (17,636)
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at end of year                          $          8,580   $          5,661   $           48,851   $           98,056
                                                      ================   ================   ==================   ==================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2016 and 2015 (except where noted otherwise):

    - For 2016, a sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios. For 2015, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.60% and 5.45% for 2016 and 2015, respectively, and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 12.00% and 15.28% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 12.00% and 1.00% to 15.00% for 2016 and 2015, respectively, with an average of 8.00% for both 2016 and 2015.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

    The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2016 and 2015 (except where noted otherwise):

    - Separate account investment performance assumption was 7.25% and 7.50% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades from the current yield curve up to 5.75% linearly over ten years and grades up 6.50% over ten years for 2016 and 2015, respectively.
    - Separate account discount rate was 7.25% and 7.23% for 2016 and 2015, respectively

    Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                            VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                                        ----------------------------------   ---------------------------------
                                                              2016               2015              2016              2015
                                                        ----------------   ---------------   ---------------   ---------------
    Equity                                              $      2,207,834   $     2,189,978   $     1,681,955   $     1,605,711
    Bond                                                         900,737           892,847           216,544           216,416
    Balanced                                                   2,138,292         1,762,247           342,237           340,120
    Money market                                                  43,462            48,317            26,298            30,659
    Mortgage                                                      57,671            57,774            32,326            34,241
    Real estate                                                   85,648            88,063            68,683            68,243
                                                        ----------------   ---------------   ---------------   ---------------
       Total                                            $      5,433,644   $     5,039,226   $     2,368,043   $     2,295,390
                                                        ================   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

    The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2016 and 2015, the liability associated with unremitted premiums and claims payable was $40,850 and $33,453, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2016 and 2015, the Company had restricted the use of $40,850 and $33,453, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

    Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

    The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                    LIABILITY                          COLLATERAL
                                                        ---------------------------------   ---------------------------------
                                                             2016              2015              2016              2015
                                                        ---------------   ---------------   ---------------   ---------------
      Reverse repurchase agreement                      $        50,000   $        50,000   $        57,038   $        52,816

    Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

    The following table provides a summary of long-term debt as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Surplus notes                                                                          $       118,000   $       118,000
      Federal Home Loan Bank borrowings                                                              350,000           250,000
                                                                                             ---------------   ---------------
        Total long-term debt                                                                 $       468,000   $       368,000
                                                                                             ===============   ===============

    In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

    All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2016 and 2015, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2016, 2015 and 2014 was $9,735, $9,735 and $9,735, respectively.

    The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2016 have a maturity of three and seven years with principal due at those times. The Company pledged $429,293 of fixed maturity securities as collateral as of December 31, 2016. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $14,648 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

    LONG-TERM DEBT (CONTINUED)

    At December 31, 2016, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2017, $0; 2018, $0; 2019, $200,000; 2020, $50,000; 2021, $75,000; thereafter, $143,000.

    Total interest paid by the Company for the years ended December 31, 2016, 2015 and 2014 was $11,633, $10,601 and $10,303, respectively.

(17) BUSINESS COMBINATIONS

    During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

    During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

    On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

    The amount of acquisition-related additional cash consideration the Company may have to pay in 2017 and future years if certain thresholds are attained is $6,125 of which $2,694 was accrued at December 31, 2016.

(18) GOODWILL AND INTANGIBLE ASSETS

    The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $       109,078   $       109,102
      Additions                                                                                           68                67
      Adjustments to prior year acquisitions                                                              --               (91)
                                                                                             ---------------   ---------------
        Balance at end of year                                                               $       109,146   $       109,078
                                                                                             ===============   ===============

    Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2016, 2015, and 2014.

    The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                  DECEMBER 31, 2016                            DECEMBER 31, 2015
                                     -------------------------------------------  -------------------------------------------
                                         GROSS                          NET           GROSS                          NET
                                       CARRYING     ACCUMULATED      CARRYING       CARRYING      ACCUMULATED      CARRYING
                                        AMOUNT      AMORTIZATION      AMOUNT         AMOUNT      AMORTIZATION       AMOUNT
                                     -------------  ------------   -------------  -------------  -------------   ------------
      Customer relationships         $      61,332  $    (32,434)  $      28,898  $      60,802  $     (27,504)  $     33,298
      Other                                  9,604        (7,791)          1,813          9,351         (6,368)         2,983
                                     -------------  ------------   -------------  -------------  -------------   ------------
        Total finite-lived
          intangible assets          $      70,936  $    (40,225)  $      30,711  $      70,153  $     (33,872)  $     36,281
                                     =============  ============   =============  =============  =============   ============

    Finite-lived intangible assets acquired during the years ended December 31, 2016 and 2015 were $783 and $658 with a weighted average amortization period of 4 years and 9 years, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(18) GOODWILL AND INTANGIBLE ASSETS (CONTINUED)

    The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2016, 2015, or 2014.

    Intangible asset amortization expense for 2016, 2015, and 2014 in the amount of $6,353, $7,108, and $3,416, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2017, $4,757; 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
    3,735.

(19) RELATED PARTY TRANSACTIONS

    The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $23,207, $22,127and $21,013 during 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the amount due to Advantus under these agreements was $9,041 and $8,663, respectively.

    The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,157, $1,041 and $998 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company also recognized commission expense of $104,747, $107,690 and $105,218 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company recognized commissions payable to SFS in the amounts of $2,561 and $2,365 for the years ended December 31, 2016 and 2015, respectively.

    Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $3,966, $3,692 and $3,062, respectively.

    Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2016, 2015 and 2014, the amounts transferred were $14,404, $14,776, and $13,929, respectively.

    The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2016 and 2015, the amount payable to the Company was $25,828 and $18,789, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2016, 2015, and 2014 were $85,150, $61,317 and $68,244, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2016, 2015 and 2014 was $22,637, $39,038 and $25,091, respectively. The amount payable to SFG at December 31, 2016 and 2015 was $7,176 and $11,293, respectively. As of December 31, 2016 and 2015, the Company also had a receivable from SFG, in the amount of $22,066 and $24,195, respectively, related to the advance of future years' defined benefit plan expenses.

    In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $2,000 in 2016, 2015 and 2014, respectively, for these policies. No claims were paid during 2016, 2015 and 2014. As of December 31, 2016 and 2015, reserves held under these policies were $53,495 and $43,546, respectively.

    The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $45,195, $42,632 and $38,231 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, commission revenue due to the Company from its affiliates was $523 and $2,299, respectively.

    Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $10,276, $8,471 and $8,756 in commission expenses related to the sales of these products for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

    Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                           DECEMBER 31, 2016
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT          NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       141,773   $       (49,407)  $        92,366
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                           (17,634)            6,172           (11,462)
        Unrealized gains (losses) on securities -- OTTI                             1,734              (607)            1,127
        Adjustment to deferred policy acquisition costs                           (82,037)           28,713           (53,324)
        Adjustment to reserves                                                     12,032            (4,211)            7,821
        Adjustment to unearned policy and contract fees                            72,377           (25,332)           47,045
        Adjustment to pension and other postretirement plans                          (69)               24               (45)
        Less: Reclassification adjustment for expenses included in net
          income                                                                      374              (131)              243
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       128,550   $       (44,779)  $        83,771
                                                                          ===============   ===============   ===============

                                                                                           DECEMBER 31, 2015
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $      (481,442)  $       168,372   $      (313,070)
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                            17,801            (6,231)           11,570
        Unrealized gains (losses) on securities -- OTTI                            (2,129)              745            (1,384)
        Adjustment to deferred policy acquisition costs                           208,912           (73,119)          135,793
        Adjustment to reserves                                                     22,718            (7,951)           14,767
        Adjustment to unearned policy and contract fees                          (106,247)           37,187           (69,060)
        Adjustment to pension and other postretirement plans                        3,495            (1,223)            2,272
        Less: Reclassification adjustment for expenses included in net
          income                                                                     457              (160)              297
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $      (336,435)  $       117,620   $      (218,815)
                                                                          ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                           DECEMBER 31, 2014
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       369,382   $      (129,286)  $       240,096
        Less: Reclassification adjustment for gains (losses) included in
          net income                                                              (61,090)           21,381           (39,709)
        Unrealized gains (losses) on securities -- OTTI                            (2,955)            1,034            (1,921)
        Adjustment to deferred policy acquisition costs                          (198,649)           69,527          (129,122)
        Adjustment to reserves                                                    (19,585)            6,854           (12,731)
        Adjustment to unearned policy and contract fees                           114,854           (40,199)           74,655
        Adjustment to pension and other postretirement plans                      (11,353)            3,974            (7,379)
        Less: Reclassification adjustment for expenses included in net
          income                                                                     (690)              243              (447)
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       189,914   $       (66,472)  $       123,442
                                                                          ===============   ===============   ===============

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $        18,989   Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities                  (777)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (578)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                    17,634
      Deferred income tax benefit (expense)                                        (6,172)
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $        11,462
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (355)  General operating expenses
        Amortization of net actuarial losses                                          729   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           374
      Deferred income tax benefit (expense)                                          (131)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           243
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $          (319)  Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities               (16,569)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (913)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                   (17,801)
      Deferred income tax benefit (expense)                                         6,231
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $       (11,570)
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (975)  General operating expenses
        Amortization of net actuarial losses                                        1,432   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           457
      Deferred income tax benefit (expense)                                          (160)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           297
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

    The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                  2016              2015
                                                             ---------------   ---------------
      Gross unrealized gains                                 $       552,724   $       513,616
      Gross unrealized losses                                       (132,948)         (217,979)
      Gross unrealized losses -- OTTI                                  6,640             4,906
      Adjustment to deferred policy acquisition costs               (122,927)          (40,890)
      Adjustment to reserves                                         (65,540)          (77,572)
      Adjustment to unearned policy and contract fees                 73,936             1,559
      Adjustment to pension and other postretirement plans           (11,634)          (11,939)
                                                             ---------------   ---------------
                                                                     300,251           171,701
      Deferred federal income tax expenses                           (99,485)          (54,706)
                                                             ---------------   ---------------
        Net accumulated other comprehensive income           $       200,766   $       116,995
                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

    The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014.

    Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2016 statutory results, the maximum amount available for the payment of dividends during 2017 by Minnesota Life Insurance Company without prior regulatory approval is $297,160.

    For the years ended December 31, 2016, 2015 and 2014 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

    The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

    The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2016 and 2015, these securities were reported at fair value of $18,847 and $43,887, respectively.

    The Company has long-term commitments to fund alternative investments and real estate investments totaling $357,743 as of December 31, 2016. The Company estimates that $143,000 of these commitments will be invested in 2017, with the remaining $214,743 invested over the next four years.

    As of December 31, 2016, the Company had committed to originate mortgage loans totaling $271,675 but had not completed the originations.

    As of December 31, 2016, the Company had committed to purchase fixed maturity securities totaling $39,000 but had not completed the purchase transactions.

    The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267; 2021, $11,267. The
    Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2017, $728; 2018, $632; 2019, $606; 2020, $514; 2021, $493. Lease expense, net of sub-lease income, for the years ended December 31, 2016, 2015 and 2014 was $8,416, $8,600, and $8,755,
    respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $131, $149 and $149 for the years ended December 31, 2016, 2015 and 2014, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2017, $183; 2018, $165; 2019, $112; 2020, $92; 2021, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2017, $5,149; 2018, $3,769; 2019, $5,348; 2020, $4,926; 2021,
    $4,441.

    At December 31, 2016, the Company had guaranteed the payment of $37,200 of policyholder dividends and discretionary amounts payable in 2017. The Company has pledged fixed maturity securities, valued at $57,779 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

    The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2016 and 2015, the assets held in trust were $499,416 and $528,771, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

    Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

    In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

    In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

    The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2016 and 2015 was approximately $2,325 and $2,487, respectively.

    The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2016 and 2015, this liability was $1,597 and $1,684, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,344 and $2,582 as of December 31, 2016 and 2015, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

    The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

    The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2016, 2015 and 2014.

    The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $84,001, $215,860 and $212,936 in 2016, 2015 and 2014, respectively.
    Statutory surplus of these operations was $2,971,602 and $2,766,405 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(24) SUBSEQUENT EVENTS

    Effective February 13, 2017, the Company declared and paid a dividend to SFG consisting of equity securities in the amount of $1,953.

    The Company evaluated subsequent events through March 8, 2017, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
        SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN
                                RELATED PARTIES
                               DECEMBER 31, 2016
                                 (IN THOUSANDS)

                                                                                                                    AS SHOWN
                                                                                                                     ON THE
                                                                                                                  CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)           VALUE        BALANCE SHEET (1)
-------------------------------------------------------------------------   ---------------   ---------------   -----------------
Fixed maturity securities
  U.S. government                                                           $       275,240   $       293,539   $         293,539
  Agencies not backed by the full faith and credit of the U.S. government           813,892           820,335             820,335
  Foreign governments                                                                33,244            37,064              37,064
  Public utilities                                                                  850,521           882,016             882,016
  Asset-backed securities                                                           464,388           472,839             472,839
  Mortgage-backed securities                                                      3,077,081         3,177,194           3,177,194
  All other corporate fixed maturity securities                                   7,881,479         8,076,533           8,076,533
                                                                            ---------------   ---------------   -----------------
    Total fixed maturity securities                                              13,395,845        13,759,520          13,759,520
                                                                            ---------------   ---------------   -----------------

Equity securities:
  Common stocks:
    Public utilities                                                                 35,994            37,832              37,832
    Banks, trusts and insurance companies                                           183,052           212,258             212,258
    Industrial, miscellaneous and all other                                         177,930           210,295             210,295
  Nonredeemable preferred stocks                                                     92,771            92,103              92,103
                                                                            ---------------   ---------------   -----------------
    Total equity securities                                                         489,747           552,488             552,488
                                                                            ---------------   ---------------   -----------------

Mortgage loans on real estate                                                     2,544,437            xxxxxx           2,544,437
Real Estate                                                                             478            xxxxxx                 478
Policy loans                                                                        426,971            xxxxxx             426,971
Other investments                                                                   351,382            xxxxxx             351,382
Alternative investments                                                             622,676            xxxxxx             622,676
Derivative investments                                                              365,143            xxxxxx             365,143
                                                                            ---------------                     -----------------
    Total                                                                         4,311,087            xxxxxx           4,311,087
                                                                            ---------------                     -----------------

Total investments                                                           $    18,196,679            xxxxxx   $      18,623,095
                                                                            ===============                     =================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                           FUTURE POLICY
                                                           DEFERRED          BENEFITS,                         OTHER POLICY
                                                            POLICY        LOSSES, CLAIMS                        CLAIMS AND
                                                          ACQUISITION     AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                                                      COSTS         EXPENSES (1)      PREMIUMS (2)         PAYABLE
-----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
2016:
  Life insurance                                        $     1,118,581   $     7,918,841   $       340,397   $       484,280
  Accident and health insurance                                  16,214           580,993            59,077            66,362
  Annuity                                                       232,390         5,378,574                --               151
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,367,185   $    13,878,408   $       399,474   $       550,793
                                                        ===============   ===============   ===============   ===============

2015:
  Life insurance                                        $     1,065,178   $     7,065,168   $       346,821   $       491,308
  Accident and health insurance                                  16,256           604,358            53,903            63,802
  Annuity                                                       216,872         4,992,016                26               205
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,298,306   $    12,661,542   $       400,750   $       555,315
                                                        ===============   ===============   ===============   ===============

2014:
  Life insurance                                        $       736,625   $     6,200,251   $       199,143   $       470,683
  Accident and health insurance                                  15,208           635,083            51,460            59,802
  Annuity                                                       188,257         4,998,479                26               155
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $       940,090   $    11,833,813   $       250,629   $       530,640
                                                        ===============   ===============   ===============   ===============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                                                                     AMORTIZATION
                                                                      BENEFITS,       OF DEFERRED
                                                         NET        CLAIMS, LOSSES      POLICY           OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION      OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME      EXPENSES (5)         COSTS         EXPENSES      WRITTEN (4)
----------------------------------   -------------   ------------   --------------   -------------   -------------   -----------
2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218   $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493         188,798
  Annuity                                  528,372        227,187          490,913          38,936         204,595
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647   $   1,286,764   $        --
                                     =============   ============   ==============   =============   =============   ===========

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963   $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362         185,157
  Annuity                                  270,420        221,432          246,582          46,720         193,701
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045   $   1,231,490   $        --
                                     =============   ============   ==============   =============   =============   ===========

2014:
  Life insurance                     $   2,112,889   $    425,261   $    1,915,329   $     146,242   $     753,805
  Accident and health insurance            327,307          9,284          112,251          10,414         181,813
  Annuity                                  251,892        229,754          254,727          60,097         182,419
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,692,088   $    664,299   $    2,282,307   $     216,753   $   1,118,037   $        --
                                     =============   ============   ==============   =============   =============   ===========

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                                                     PERCENTAGE
                                                              CEDED TO        ASSUMED FROM                           OF AMOUNT
                                            GROSS              OTHER              OTHER              NET              ASSUMED
                                            AMOUNT           COMPANIES          COMPANIES           AMOUNT             TO NET
                                       ----------------   ----------------   ---------------   ----------------   ----------------
2016: Life insurance in force          $  1,177,857,816   $    424,182,718   $       790,568   $    754,465,666                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,444,925   $        623,740   $         5,268   $      1,826,453                0.3%
        Accident and health insurance           410,491             80,966             2,959            332,484                0.9%
        Annuity                                 312,796                                                 312,796                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      3,168,212   $        704,706   $         8,227   $      2,471,733                0.3%
                                       ================   ================   ===============   ================

2015: Life insurance in force          $  1,150,505,390   $    346,303,049   $       838,901   $    805,041,242                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,379,144   $        569,017   $         5,889   $      1,816,016                0.3%
        Accident and health insurance           417,503             81,230             2,871            339,144                0.8%
        Annuity                                  65,307                 --                --             65,307                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,861,954   $        650,247   $         8,760   $      2,220,467                0.4%
                                       ================   ================   ===============   ================

2014: Life insurance in force          $  1,073,096,250   $    326,467,564   $       823,627   $    747,452,313                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,155,932   $        538,929   $        31,905   $      1,648,908                1.9%
        Accident and health insurance           404,247             80,090             3,151            327,308                1.0%
        Annuity                                  63,093                 --                --             63,093                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,623,272   $        619,019   $        35,056   $      2,039,309                1.7%
                                       ================   ================   ===============   ================

See accompanying independent auditor's report.

                            PART C: OTHER INFORMATION

    Item Number       Caption in Part C

       26.            Exhibits

       27.            Directors and Officers of the Minnesota Life Insurance Company

       28.            Persons Controlled by or Under Common Control with Minnesota
                      Life Insurance Company or Minnesota Life Variable Life Account

       29.            Indemnification

       30.            Principal Underwriters

       31.            Location of Accounts and Records

       32.            Management Services

       33.            Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits
--------  --------

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company
--------  --------------------------------------------------------------


NAME AND PRINCIPAL                                   POSITION AND OFFICES
BUSINESS ADDRESS                                     WITH MINNESOTA LIFE
------------------                                   --------------------
Eric J. Bentley                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                     Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                       Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                                  Director, Attorney-in-Fact, Senior Vice President,
Minnesota Life Insurance Company                     General Counsel and Secretary
400 Robert Street North
St. Paul, MN  55101

Susan L. Ebertz                                      Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                      Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kristi L. Fox                                        Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                    Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                        Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                                      Director
101 North 7th St.
Suite 202
Louisville, KY 40202

Christopher M. Hilger                                President, Chief Executive
Minnesota Life Insurance Company                     Officer and Director
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                       Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

Daniel H. Kruse                                      Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                     Senior Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Andrea L. Mack                                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Susan M. Munson-Regala                               Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                  Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Daniel P. Preiner                                    Second Vice President and
Minnesota Life Insurance Company                     Corporate Compliance Officer
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                      Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                    Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                        Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John A. Yaggy                                        Second Vice President and
Minnesota Life Insurance Company                     Assistant Controller
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director, Executive Vice President
Minnesota Life Insurance Company                     and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28.       Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Life Account
               -----------------------------------------------------------------

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         H. Beck, Inc. (Maryland)
         Ochs, Inc.
         Lowertown Capital, LLC (Delaware)

         Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:



         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         American Modern Life Insurance Company (Ohio)
         Marketview Properties, LLC
         Marketview Properties II, LLC
         Marketview Properties III, LLC
         Marketview Properties IV, LLC
         Oakleaf Service Corporation
         Securian AAM Holdings, LLC (Delaware)

Majority-owned subsidiary of Securian AAM Holdings, LLC:

         Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company

Wholly-owned subsidiary of Securian Holding Company Canada, Inc.:

         Securian Canada, Inc. (British Columbia, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Securian Funds Trust

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

         CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification
--------  ---------------

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters
--------  ----------------------

         (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account


         (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:


                                                     Positions and
Name and Principal                                   Offices
Business Address                                     with Underwriter
----------------                                     ----------------
George I. Connolly                                   President, Chief Executive Officer
Securian Financial Services, Inc.                    and Director
400 Robert Street North
St. Paul, MN  55101

Gary R. Christensen                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Peter G. Berlute                                     Vice President - Business Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                     Executive Vice President, Chief Compliance
Securian Financial Services, Inc.                    Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jeffrey D. McGrath                                   Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN  55101

Kimberly K. Carpenter                                Vice President - Compliance and
Securian Financial Services, Inc.                    Assistant Secretary
400 Robert Street North
St. Paul, MN  55101

Kjirsten G. Zellmer                                  Vice President - Strategy and
Securian Financial Services, Inc.                    Business Operations
400 Robert Street North
St. Paul, MN  55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
     -----------              -----------               -------------         -----------          ------------
Securian Financial
 Services, Inc.               $11,200,436                    ___                  ___                   ___

Item 31.  Location of Accounts and Records
--------  --------------------------------

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services
--------  -------------------

None.

Item 33.  Fee Representation
--------  ------------------

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-64395 fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul, and State of Minnesota, on the 25th day of April,2017.

                                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                   (Registrant)

                               By:  MINNESOTA LIFE INSURANCE COMPANY
                                                   (Depositor)

                                    By       /s/ Christopher M. Hilger
                                       ----------------------------------------
                                               Christopher M. Hilger
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul, and State of Minnesota, on the day 25th of April, 2017.

                                    MINNESOTA LIFE INSURANCE COMPANY
                                                   (Depositor)

                                    By       /s/ Christopher M. Hilger
                                       ----------------------------------------
                                               Christopher M. Hilger
                                        President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              Signature                     Title                                       Date
              ---------                     -----                                       ----

/s/ Christopher M. Hilger                   President and                              April 25, 2017
---------------------------------------     Chief Executive Officer
Christopher M. Hilger

*                                           Chairman of the Board
---------------------------------------
Robert L. Senkler

*                                           Director
---------------------------------------
Mary K. Brainerd

*
---------------------------------------     Director
John W. Castro

*                                           Director
---------------------------------------
Gary R. Christensen

*                                           Director
---------------------------------------
Sara H. Gavin


             Signature                     Title                                             Date
             ---------                     -----                                             ----

*                                           Director
--------------------------------------
Eric B. Goodman

*                                           Director
--------------------------------------
John H. Hooley

*                                           Director
--------------------------------------
Trudy A. Rautio

*                                           Director
--------------------------------------
Bruce P. Shay

*                                           Director
--------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President and Chief Financial     April 25, 2017
---------------------------------------     Officer (chief financial officer)
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President and Chief Financial     April 25, 2017
---------------------------------------     Officer (chief accounting officer)
Warren J. Zaccaro

/s/ David J. LePlavy                        Senior Vice President, Treasurer and Controller  April 25, 2017
---------------------------------------     (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                     Director, Attorney-in-Fact, Senior Vice          April 25, 2017
---------------------------------------     President, General Counsel and Secretary
Gary R. Christensen



* Pursuant to power of attorney dated October 17, 2016, a copy of which is filed herewith.

                                  EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT
26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated October 21, 1985, previously
                    filed as Exhibit 26(a) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 333-120704, Initial
                    Registration Statement, on November 23, 2004, is hereby
                    incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., previously filed on April 27, 2009, as
                    exhibit 24(c)(3) to Registrant's Form N-4, File Number
                    2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2) Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 333-109853, Post-Effective
                    Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)            Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1)            Variable Adjustable Life Insurance Policy, form
                    MHC-98-690, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-64395,
                    Post-Effective Amendment Number 4, on April 30,1999, is hereby incorporated by reference.

26(d)(2) Waiver of Premium Agreement, form MHC-98-917, previously filed as Exhibit A(5)(b) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(3) Estate Preservation Agreement, form MHC-95-943, previously filed as Exhibit A(5)(c) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(4)            Single Life Term Insurance Agreement, form MHC-95-
                    944,previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-64395, Post-
                    Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(5) Short Term Agreement, form MHC-E324.1, previously filed as Exhibit A(5)(e) to Registrant's Form S-6,
                    File Number 33-64395, Post-Effective Amendment
                    Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(6) Protection Option Amendment, form MHC-98-946, previously filed as Exhibit A(5)(f) to Registrant's
                    Form S-6, File Number 33-64395, Post-Effective
                    Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.


26(d)(7) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(8) Extended Maturity Agreement, form 05-909, previously filed as Exhibit 26(d)(8) to Registrant's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(1) Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as Exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(2) Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as Exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(3) Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC16-59534 8-2016, previously filed on April 25, 2017 as Exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(4) Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on April 25, 2017 as
                    Exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(5) Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as Exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(6) Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as Exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(e)(7) Application Part 2, form F59573 1-2014, previously filed on February 27, 2015 as Exhibit 26(e)(7) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(e)(8)            Application Part 2, form ICC 12-59573-T 1-2012,
                    previously filed as exhibit 26(e)(8) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(9) Variable Adjustable Life Allocation Options, form F72225 Rev 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(9) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 40, is hereby incorporated by reference.

26(e)(10)           Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life
                    Account's Form  N-6,  File  Number  333-144604, Post-
                    Effective Amendment Number 28, is hereby incorporated by reference.

26(e)(11)           Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-144604, Post-Effective Amendment
                    Number 28, is hereby incorporated by reference.

26(e)(12)           Proposed Insured Juvenile Information for Ages 0-17, form
                    ICC16-84732 7-2016, previously filed on April 25, 2017 as
                    Exhibit 26(e)(10) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604,
                    Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(f)(1) The Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 3, on March 3, 1999 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment Number
                    32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, on
                    February 27, 2003, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal
                    Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number
                    10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal
                    Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and

                    Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement
                    between Janus Capital Management, LLC, Janus Services LLC,
                    Janus Distributors LLC, Janus Aspen Series and Minnesota
                    Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(2)(ix)        Amendment Number Seven to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(2)(x)         Amendment Number Eight to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among
                    Variable Insurance Products Fund, Fidelity Distributors
                    Corporation and Minnesota Life Insurance Company, filed on
                    April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)        First Amendment to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance
                    Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit
                    26(h)(4)(ii) to Minnesota Life Individual Variable Universal
                    Life Account's Form N-6, File Number 333-144604,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(i)         Fund Shareholder Services Agreement between Minnesota
                    Life Insurance Company and Securian Financial Services,
                    Inc., previously filed as Exhibit 8(d) to Variable
                    Annuity Account's Form N-4, File Number 811-4294,
                    Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(5)(i)         Participation Agreement among Oppenheimer Variable Account
                    Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)        Amendment No. 1 to the Participation Agreement among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)       Amendment No. 2 to the Participation Agreement
                    among Oppenheimer Variable Account Funds, OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's
                    Form N-4, File Number 333-91784, Post-Effective Amendment
                    Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(iv)        Amendment No. 3 to the Participation Agreement among
                    Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(5)(v)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)        Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, Oppenheimer Funds, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(5)(vi)(i)     Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(5)(vii)       Shareholder Information Agreement Under Rule 22c-2 of the
                    Investment Company Act of 1940 among OppenheimerFunds
                    Services, OppenheimerFunds Distributor, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h)(5)(viii)      Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company effective August 1,
                    2010 previously filed on April 25, 2011 as exhibit
                    24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers
                    26 and 171, is hereby incorporated by reference.

26(h)(5)(ix)        Amendment No. 8 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(ix) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post-
                    Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(5)(x)         Amendment No. 9 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds,
                    Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post-
                    Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(6)(i)         Participation Agreement among Panorama Series Fund, Inc.,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(ii)        Amendment No. 1 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iii)       Amendment No. 2 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Number
                    2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iv)        Amendment No. 3 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    26(h)(8)(iv) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    23, on April 26, 2005, is hereby incorporated by reference.

26(h)(6)(v)         Amendment No. 4 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    26(h)(8)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-64395, Post-Effective Amendment Number
                    13, on April 21, 2006, is hereby incorporated by reference.

26(h)(6)(vi)        Amendment No. 5 to Participation Agreement among Panorama
                    Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(6)(vii)       Amendment No. 6 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(7)(i)         Participation Agreement among Putnam Variable Trust, Putnam
                    Retail Management, L.P. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 24(c)(8)(z) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)        Schedule A as amended May 1, 2003 to the Participation
                    Agreement among Putnam Variable Trust, Putnam Retail
                    Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)       Amendment No. 1 to Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(7)(iv)        Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                    Putnam Retail Management Limited Partnership and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h(7)(v)          Amendment No. 2 to the Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota
                    Life Insurance Company, previously filed on December 15,
                    2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(vi)        Third Amendment to Supplement to Participation Agreement
                    among Putnam Variable Trust, Putnam Retail Management Limited
                    Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(7)(vii)       Fourth Amendment to Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity
                    Account's Form N-4, File Number 333-182763, Post-Effective
                    Amendment Numbers 10 and 246, is hereby incorporated by reference.

26(h)(8)(i)         Participation Agreement by and among AIM Variable Insurance
                    Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)        Schedule A as amended May 1, 2003 to the Participation
                    Agreement among AIM Variable Insurance Funds, AIM
                    Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant's
                    Form N-6, File Number 333-96383, Post-Effective Amendment
                    Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(iii)       Amendment No. 1 to the Participation Agreement dated
                    March 4, 2002, by and among AIM Variable Insurance Funds,
                    AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)        Amendment No. 2 to the Participation Agreement dated
                    March 2, 2002, by and among AIM Variable Insurance Funds,
                    AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)         Amendment No. 3 to Participation Agreement by and among AIM
                    Variable Insurance Funds, AIM Distributors, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(8)(vi)        Intermediary Agreement Regarding Compliance with SEC Rule
                    22c-2 between AIM Investment Services, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form
                    N-4, File Number 333-140230, Pre-Effective Amendment Number
                    1, is hereby incorporated by reference.

26(h)(8)(vii)       Amendment No. 4 to Participation Agreement by and among
                    AIM Variable Insurance Funds, A I M Distributors, Inc.,
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc. effective April 30, 2010 previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(8)(viii)      Administrative Services Agreement between Invesco Advisers,
                    Inc. and Minnesota Life Insurance Company dated October 1,
                    2016, previously filed on November 8, 2016 as Exhibit
                    24(8)(i)(1) to Variable Annuity Account's Form N-4, File
                    Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(9)(i)         Shareholder Services Agreement among American Century
                    Investment Services, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(11) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)        Amendment No. 1 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(iii)       Shareholder Information Agreement between American Century
                    Investment Services, Inc. and Minnesota Life Insurance
                    Company previously filed on September 6, 2007 as exhibit
                    24(c)(8)(t) to Variable Annuity Account's Form N-4, File
                    Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(9)(iv)        Amendment No. 2 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc. , previously filed on October 4,
                    2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(9)(v)         Amendment No. 3 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(9)(vi)        Amendment No. 4 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(10)(i)        Not Applicable.

26(h)(10)(ii)       Not Applicable.

26(h)(11)(i)        Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383,
                    Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)       Amendment No. 1 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iii)      Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, on
                    April 30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)       Amendment No. 3 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)        Amendment No. 4 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vi)       Letter dated December 7, 2005 amending Participation
                    Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance
                    Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21,
                    2006, is hereby incorporated by reference.

26(h)(11)(vii)      Amendment No. 5 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on
                    December 20, 2006 as exhibit 24(c)(p)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)     Rule 22c-2 Shareholder Information Agreement between MFS
                    Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(11)(ix)       Fee letter dated September 1, 2010 referencing the
                    Participation Agreement by and among the MFS Variable Insurance
                    Trust, Minnesota Life Insurance and Massachusetts Financial
                    Services Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171,
                    is hereby incorporated by reference.

26(h)(11)(x)        Amendment No. 6 to Participation Agreement by and among
                    MFS Variable Insurance Trust, Minnesota Life Insurance
                    Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25,
                    2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(11)(xi)       Amendment No. 7 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                    Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(11)(xii)      Amendment No. 8 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-183590, Post-Effective Amendment
                    Number 7, is hereby incorporated by reference.

26(h)(12)(i)        Participation Agreement as of May 1, 2000 between Franklin
                    Templeton Variable Insurance Products Trust, Franklin
                    Templeton Distributors, Inc. and Minnesota Life Insurance
                    Company, previously filed as Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)       Amendment to Participation Agreement as of May 1, 2000
                    between Franklin Templeton Variable Insurance Products
                    Trust, Franklin Templeton Distributors, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit
                    27(h)(14)(ii) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.

26(h)(12)(iii)      Amendment No. 2 to Participation Agreement between
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit
                    27(h)(14)(iii) to Registrant's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, on April 30,
                    2003, is hereby incorporated by reference.

26(h)(12)(iv)       Amendment No. 3 to Participation Agreement by and among
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc., Minnesota Life
                    Insurance Company and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)        Amendment No. 4 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,

                    Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)       Amendment No. 5 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life
                    Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(12)(vii)      Rule 22c-2 Agreement between Franklin Templeton
                    Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)     Amendment No. 6 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life
                    Insurance Company, previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Post-Effective Amendment Number
                    3, is hereby incorporated by reference.

26(h)(12)(ix)       Amendment to Participation Agreement by and among
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc. Minnesota Life
                    Insurance Company and Securian Financial Services, Inc.
                    effective August 16, 2010 previously filed on April 25,
                    2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(x)        Amendment No. 7 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., Minnesota
                    Life Insurance Company, and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 32, on
                    April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xi)       Participation Agreement Addendum dated May 1, 2012 among
                    Franklin Templeton  Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc.,  Minnesota Life
                    Insurance Company,  and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 32, on
                    April 12, 2012, is hereby incorporated by reference.

26(h)(12)(xii)      Amendment No. 8 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., Minnesota
                    Life Insurance Company, and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on
                    April 24, 2013, is hereby incorporated by reference.

26(h)(12)(xiii)     Amendment No. 10 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., Minnesota
                    Life Insurance Company, and Securian Financial Services,
                    Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on
                    April 24, 2013, is hereby incorporated by reference.

26(h)(13)(i)        Participation Agreement as of September 29, 2003 between
                    Minnesota Life Insurance Company and Waddell & Reed, Inc.
                    previously filed as Exhibit 27(h)(15) to Minnesota Life
                    Variable Life Account's Form N-6, File Number 333-109853,
                    Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.

26(h)(13)(ii)       Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(13)(iii)      Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)       Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc. previously filed as
                    Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Post-Effective Amendment Number
                    6 on February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)        Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers
                    26 and 171, is hereby incorporated by reference.

26(h)(13)(vi)       Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                    Participation Agreement (Excludes Products Sold Through
                    W&R Distribution System) among Minnesota Life Insurance
                    Company, Waddell & Reed, Inc., and Ivy Funds Variable
                    Insurance Portfolios, previously filed as Exhibit
                    26(h)(13)(vi) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment
                    Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(14)(i)        Amendment No. 1 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)       Amendment No. 2 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc. , previously filed on October 4,
                    2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(15)(i)        Participation Agreement among Van Kampen Life Investment
                    Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                    Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)       Amendment Number one to the Agreement between Van Kampen
                    Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Van Kampen Life Investment
                    Trust, Van Kampen Funds, Inc. and Van Kampen Asset
                    Management, previously filed on April 27, 2010 as Exhibit
                    26(h)(15)(iii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment
                    Number 30, is hereby incorporated by reference.

26(h)(16)(i)        Van Kampen Life Investment Trust Shareholder Information
                    Agreement among Van Kampen Funds Inc., Van Kampen Life
                    Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number
                    333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(17)(i)        Agreement among The Universal Institutional Funds, Inc.,
                    Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                    Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)       Amendment Number One to Participation Agreement among
                    Minnesota Life Insurance Company, The Universal
                    Institutional Funds, Inc., Morgan Stanley Distribution, Inc.
                    and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as Exhibit 26(h)(17)(ii) to
                    Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(17)(iii)      Second Amendment to Participation Agreement among Minnesota
                    Life Insurance Company, The Universal Institutional Funds,
                    Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                    Investment Management Inc., previously filed on April 27,
                    2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's
                    Form N-4, File Number 333-182763, Post-Effective Amendment
                    Numbers 10 and 246, is hereby incorporated by reference.

26(h)(17)(iv)       Third Amendment to Participation Agreement among Minnesota
                    Life Insurance Company, The Universal Institutional Funds,
                    Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                    Investment Management Inc., previously filed on April 27,
                    2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's
                    Form N-4, File Number 333-182763, Post-Effective Amendment
                    Numbers 10 and 246, is hereby incorporated by reference.

26(h)(18)(i)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps
                    Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable
                    Annuity

                    Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)       Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                    Distributors, Inc. filed on February 25, 2010 as exhibit
                    24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(18)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed on April 27, 2010 as
                    Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 30, is hereby incorporated by reference.

26(h)(18)(iv)       Amendment Number Three to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(iv) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment
                    Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(18)(v)        Amendment Number Four to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(v) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment
                    Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(18)(vi)       Amendment Number Five to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(vi) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment
                    Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(19)(i)        Fund Participation Agreement among Neuberger Berman
                    Advisers Management Trust, Neuberger Berman Management Inc.
                    and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 8, is hereby incorporated by reference.

26(h)(20)(i)        Not applicable.

26(h)(21)(i)        Participation Agreement among Minnesota Life Insurance
                    Company, Securian Financial Services, Inc., and
                    AllianceBernstein Investments, Inc. , previously filed on
                    October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)       Amendment Number One to Participation Agreement among
                    Minnesota Life Insurance Company, Securian Financial
                    Services, Inc., AllianceBernstein L.P. and AllianceBernstein
                    Investments, Inc., previously filed on April 27, 2010 as
                    Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 30, is hereby incorporated by reference.

26(h)(21)(iii)      Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Securian Financial Services,
                    Inc., AllianceBernstein L.P., and AllianceBernstein Investments,
                    Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota
                    Life Variable Life Account's Form N-6, File Number 33-3233, Post
                    Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(i)        Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global
                    Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(22)(ii)       Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors
                    LLC and Minnesota Life Insurance Company previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iii)      PIMCO Services Agreement for Advisor Class Shares of
                    PIMCO Variable Insurance Trust between Pacific Investment
                    Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iv)       Termination, New Agreements and Amendments Relating to Intermediary
                    Agreements for PIMCO Variable Insurance Trust among Allianz Global
                    Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to
                    Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
                    Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(22)(v)        Amendment to Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC,
                    previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vi)       Amendment to Selling Agreement between Minnesota Life Insurance
                    Company, and PIMCO Investments LLC, previously filed as Exhibit
                    26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013,
                    is hereby incorporated by reference.

26(h)(22)(vii)      Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares
                    of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(viii)     Second Amendment to the Participation Agreement by and among
                    PIMCO Investments LLC, PIMCO Variable Insurance Trust, and
                    Minnesota Life Insurance Company, previously filed on April
                    27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life
                    Individual Variable Universal Life Account's Form N-6, File
                    Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(23)(i)        Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota
                    Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(23)(ii)       Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(iii)      Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company. previously filed on April 25,
                    2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
                    and 171, is hereby incorporated by reference.

26(h)(23)(iv)       Amendment to Participation Agreement between Goldman
                    Sachs Variable Insurance Trust and Minnesota Life
                    Insurance Compnay previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number
                    811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(23)(v)        Second Amendment to Participation Agreement among Goldman
                    Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(23)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vi)       Third Amendment to Participation Agreement among Goldman
                    Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vii)      Amendment to Administrative Services Agreement Between
                    Goldman Sachs Asset Management, L.P. and Minnesota Life
                    Insurance Company, previously filed as Exhibit
                    26(h)(23)(vii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment
                    Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(24)(i)        Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series previously filed on
                    April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(ii)       Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds Distributors,
                    Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(iii)      American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable
                    Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(iv)       Amendment No. 1 to Fund Participation and Service Agreement
                    among Minnesota Life Insurance Company, American Funds
                    Distributors, Inc., American Funds Service Company,
                    Capital Research and Management Company, and American
                    Funds Insurance Series, previously filed as Exhibit
                    26(h)(24)(iv) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment
                    Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(24)(v)        Second Amendment to the Business Agreement by and among
                    Minnesota Life Insurance Company, Securian Financial
                    Services, Inc., American Funds Distributors, Inc., and
                    Capital Research and Management Company, previously filed as
                    Exhibit 26(h)(24)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

26(i)(1)(i)         Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)        First Amendment to Investment Accounting Agreement between
                    Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(l)(b) to the Securian Life Variable Universal
                    Life Account's Form N-6, File Number 333-132009,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)         Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously

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                    filed as Exhibit 24(c)8(r) to Variable Annuity Account's
                    Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)        First Amendment to Administration Agreement between
                    Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(2)(b) to the Securian Life Variable Universal
                    Life Account's Form N-6, File Number 333-132009,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)               Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)               Calculation.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective Amendment Number 39 on June 27, 2016, is hereby incorporated by reference.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.
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